UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-07874

JPMorgan Insurance Trust

(Exact name of registrant as specified in charter)

245 Park Avenue

New York, New York 10167

(Address of principal executive offices) (Zip code)

Stephen M. Benham

245 Park Avenue

New York, New York 10167

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: December 31

Date of reporting period: September 30, 2006

ITEM 1. SCHEDULE OF INVESTMENTS.

JPMorgan Insurance Trust

Schedule of Portfolio Investments as of September 30, 2006

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.  The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.

JPMorgan Distribution Services, Inc.

© J.P. Morgan Chase & Co., 2006.

JPMorgan Insurance Trust Balanced Portfolio

Schedule of Portfolio Investments
As of September 30, 2006 (Unaudited)

Shares	Security Description	Value ($)

	Long-Term Investments — 97.6%
	Common Stocks — 59.8%
	Aerospace & Defense — 1.6%
3,400	Goodrich Corp.	137,768
12,370	Honeywell International, Inc.	505,933
4,600	Northrop Grumman Corp.	313,122
100	Raytheon Co.	4,801
11,020	United Technologies Corp.	698,117

		1,659,741

	Auto Components — 0.4%
6,330	Johnson Controls, Inc.	454,114

	Beverages — 0.8%
14,460	Coca-Cola Co. (The)	646,073
6,700	Coca-Cola Enterprises, Inc.	139,561

		785,634

	Biotechnology — 1.0%
12,620	Amgen, Inc. (a)	902,709
3,210	MedImmune, Inc. (a)	93,764
300	OSI Pharmaceuticals, Inc. (a)	11,259
1,000	Vertex Pharmaceuticals, Inc. (a)	33,650

		1,041,382

	Capital Markets — 2.1%
2,900	Franklin Resources, Inc.	306,675
1,600	Goldman Sachs Group, Inc.	270,672
2,532	Lazard Ltd., Class A (Bermuda)	101,229
13,770	Morgan Stanley	1,003,971
7,740	State Street Corp.	482,976
100	TD Ameritrade Holding Corp.	1,885

		2,167,408

	Chemicals — 1.2%
800	Air Products & Chemicals, Inc.	53,096
10,790	Dow Chemical Co. (The)	420,594
4,890	Georgia Gulf Corp.	134,084
8,410	Praxair, Inc.	497,536
2,100	Rohm & Haas Co.	99,435

		1,204,745

	Commercial Banks — 2.5%
1,300	Associated Banc-Corp.	42,250
100	BB&T Corp.	4,378
3,700	Comerica, Inc.	210,604
200	First Horizon National Corp.	7,602
7,670	Marshall & Ilsley Corp.	369,541
7,350	TCF Financial Corp.	193,232
21,660	U.S. Bancorp	719,545
28,680	Wells Fargo & Co.	1,037,642

		2,584,794

	Communications Equipment — 2.8%
35,170	Cisco Systems, Inc. (a)	808,910
29,270	Corning, Inc. (a)	714,481
4,700	Juniper Networks, Inc. (a)	81,216
11,400	Motorola, Inc.	285,000
24,330	QUALCOMM, Inc.	884,395
9,720	Tellabs, Inc. (a)	106,531

		2,880,533

	Computers & Peripherals — 1.8%
2,910	Apple Computer, Inc. (a)	224,157
1,100	EMC Corp. (a)	13,178
18,600	Hewlett-Packard Co.	682,434
8,640	International Business Machines Corp.	707,962
500	NCR Corp. (a)	19,740
28,890	Sun Microsystems, Inc. (a)	143,583

		1,791,054

	Consumer Finance — 0.6%
10,270	American Express Co.	575,942
500	Capital One Financial Corp.	39,330

		615,272

	Diversified Financial Services — 4.0%
32,419	Bank of America Corp.	1,736,686
11,460	CIT Group, Inc.	557,300
35,870	Citigroup, Inc.	1,781,663

		4,075,649

JPMorgan Insurance Trust Balanced Portfolio

Schedule of Portfolio Investments
As of September 30, 2006 (Unaudited) (continued)

Shares	Security Description	Value ($)

	Diversified Telecommunication Services — 1.7%
23,460	AT&T, Inc. (m)	763,858
25,480	Verizon Communications, Inc.	946,072

		1,709,930

	Electric Utilities — 1.3%
4,300	American Electric Power Co., Inc.	156,391
15,620	Edison International	650,417
17,220	Northeast Utilities	400,709
500	Pinnacle West Capital Corp.	22,525
9,100	Sierra Pacific Resources (a)	130,494

		1,360,536

	Electrical Equipment — 0.0% (g)
200	Rockwell Automation, Inc.	11,620

	Energy Equipment & Services — 1.0%
1,200	Baker Hughes, Inc.	81,840
1,400	BJ Services Co.	42,182
6,900	Halliburton Co.	196,305
700	Noble Corp.	44,926
5,860	Schlumberger Ltd.	363,496
5,750	Weatherford International Ltd. (a)	239,890

		968,639

	Food & Staples Retailing — 1.2%
10,870	CVS Corp.	349,144
7,060	Safeway, Inc.	214,271
2,910	Supervalu, Inc.	86,282
11,170	Sysco Corp.	373,636
4,000	Wal-Mart Stores, Inc.	197,280

		1,220,613

	Food Products — 0.5%
4,340	Kellogg Co.	214,917
6,900	Kraft Foods, Inc.	246,054

		460,971

	Health Care Equipment & Supplies — 0.7%
14,320	Baxter International, Inc.	650,987
1,900	Boston Scientific Corp. (a)	28,101
200	Medtronic, Inc.	9,288

		688,376

	Health Care Providers & Services — 1.6%
5,340	Aetna, Inc.	211,197
600	Cigna Corp.	69,792
6,020	McKesson Corp.	317,374
3,110	Medco Health Solutions, Inc. (a)	186,942
3,750	UnitedHealth Group, Inc.	184,500
8,850	WellPoint, Inc. (a)	681,893

		1,651,698

	Hotels, Restaurants & Leisure — 0.6%
5,330	Carnival Corp.	250,670
1,000	Hilton Hotels Corp.	27,850
200	Marriott International, Inc., Class A	7,728
800	McDonald’s Corp.	31,296
4,410	Starwood Hotels & Resorts Worldwide, Inc.	252,208

		569,752

	Household Durables — 0.3%
800	Centex Corp.	42,096
100	Fortune Brands, Inc.	7,511
900	Lennar Corp., Class A	40,725
590	Mohawk Industries, Inc. (a)	43,925
7,050	Toll Brothers, Inc. (a)	197,964

		332,221

	Household Products — 1.6%
26,327	Procter & Gamble Co.	1,631,747

	Independent Power Producers & Energy Traders — 0.0% (g)
300	TXU Corp.	18,756

	Industrial Conglomerates — 2.5%
67,870	General Electric Co.	2,395,811
100	Textron, Inc.	8,750
5,400	Tyco International Ltd. (Bermuda)	151,146

		2,555,707

	Insurance — 2.8%
600	Allstate Corp. (The)	37,638
7,340	AMBAC Financial Group, Inc.	607,385
2,300	American International Group, Inc.	152,398
2,000	Assurant, Inc.	106,820
900	Chubb Corp.	46,764
15,810	Genworth Financial, Inc.	553,508
6,690	Hartford Financial Services Group, Inc.	580,357
300	Lincoln National Corp.	18,624
8,320	MBIA, Inc.	511,181

JPMorgan Insurance Trust Balanced Portfolio

Schedule of Portfolio Investments
As of September 30, 2006 (Unaudited) (continued)

Shares	Security Description	Value ($)

1,400	Protective Life Corp.	64,050
600	Prudential Financial, Inc.	45,750
2,750	RenaissanceRe Holdings Ltd. (Bermuda)	152,900

		2,877,375

	Internet & Catalog Retail — 0.0% (g)
200	Expedia, Inc. (a)	3,136

	Internet Software & Services — 0.6%
7,400	eBay, Inc. (a)	209,864
790	Google, Inc., Class A (a)	317,501
5,070	Yahoo!, Inc. (a)	128,170

		655,535

	IT Services — 0.1%
1,850	Infosys Technologies Ltd. ADR (India)	88,300

	Machinery — 1.2%
4,160	Danaher Corp.	285,667
2,960	Deere & Co.	248,374
5,620	Eaton Corp.	386,937
2,000	Illinois Tool Works, Inc.	89,800
4,600	Ingersoll-Rand Co., Ltd., Class A (Bermuda)	174,708

		1,185,486

	Media — 2.3%
16,405	CBS Corp., Class B	462,129
2,640	Comcast Corp., Class A (a)	97,284
8,090	E.W. Scripps Co., Class A	387,754
9,700	Gannett Co., Inc.	551,251
1,300	New York Times Co., Class A	29,874
17,630	News Corp., Class A	346,429
12,415	Viacom, Inc., Class B (a)	461,590

		2,336,311

	Metals & Mining — 0.5%
8,400	Alcoa, Inc.	235,536
5,620	Steel Corp.	324,162

		559,698

	Multi-Utilities — 0.9%
9,200	CMS Energy Corp. (a)	132,848
8,400	Duke Energy Corp	253,680
700	SCANA Corp.	28,189
23,110	Xcel Energy, Inc.	477,221

		891,938

	Multiline Retail — 1.5%
400	Federated Department Stores, Inc.	17,284
5,970	J.C. Penney Co., Inc.	408,288
8,540	Kohl’s Corp. (a)	554,417
9,620	Target Corp.	531,505

		1,511,494

	Oil, Gas & Consumable Fuels — 4.5%
2,600	Anadarko Petroleum Corp.	113,958
1,600	Chesapeake Energy Corp.	46,368
10,630	Chevron Corp.	689,462
15,690	ConocoPhillips	934,026
6,120	Devon Energy Corp.	386,478
2,360	EOG Resources, Inc.	153,518
25,940	Exxon Mobil Corp.	1,740,574
2,800	Marathon Oil Corp.	215,320
2,850	Occidental Petroleum Corp.	137,113
800	Valero Energy Corp.	41,176
2,000	XTO Energy, Inc.	84,260

		4,542,253

	Paper & Forest Products — 0.1%
1,700	Weyerhaeuser Co.	104,601

	Pharmaceuticals — 4.3%
19,240	Abbott Laboratories	934,294
300	Bristol-Myers Squibb Co.	7,476
1,700	Eli Lilly & Co.	96,900
3,500	Johnson & Johnson	227,290
15,050	Merck & Co., Inc.	630,595
20,050	Pfizer, Inc.	568,618
32,440	Schering-Plough Corp.	716,600
5,640	Sepracor, Inc. (a)	273,202
17,800	Wyeth	904,952

		4,359,927

	Real Estate Investment Trusts (REITs) — 0.7%
6,250	Apartment Investment & Management Co.	340,062
1,600	Hospitality Properties Trust	75,520
7,800	Host Hotels & Resorts, Inc.	178,854
1,900	Taubman Centers, Inc.	84,398

		678,834

JPMorgan Insurance Trust Balanced Portfolio

Schedule of Portfolio Investments
As of September 30, 2006 (Unaudited) (continued)

Shares	Security Description	Value ($)

	Road & Rail — 1.2%
300	Burlington Northern Santa Fe Corp.	22,032
15,920	CSX Corp.	522,654
14,560	Norfolk Southern Corp.	641,368

		1,186,054

	Semiconductors & Semiconductor Equipment — 1.1%
4,400	Altera Corp. (a)	80,872
5,500	Broadcom Corp., Class A (a)	166,870
2,400	Intel Corp.	49,368
1,400	Intersil Corp., Class A	34,370
100	KLA-Tencor Corp.	4,447
6,240	Linear Technology Corp.	194,189
4,020	Marvell Technology Group Ltd. (Bermuda) (a)	77,867
100	Maxim Integrated Products, Inc.	2,807
12,450	PMC-Sierra, Inc. (a)	73,953
400	Texas Instruments, Inc.	13,300
18,310	Xilinx, Inc.	401,905

		1,099,948

	Software — 2.3%
55,610	Microsoft Corp.	1,519,821
40,460	Oracle Corp. (a)	717,760
1,710	Salesforce.com, Inc. (a)	61,355

		2,298,936

	Specialty Retail — 1.1%
2,850	Abercrombie & Fitch Co.	198,018
2,650	Advance Auto Parts, Inc.	87,291
2,300	Best Buy Co., Inc.	123,188
1,200	Home Depot, Inc.	43,524
4,000	Lowe’s Cos., Inc.	112,240
17,460	Staples, Inc.	424,802
3,230	TJX Cos., Inc.	90,537

		1,079,600

	Textiles, Apparel & Luxury Goods — 0.5%
10,790	Coach, Inc. (a)	371,176
1,600	Nike, Inc., Class B	140,192

		511,368

	Thrifts & Mortgage Finance — 0.6%
5,600	Countrywide Financial Corp.	196,224
100	Federal National Mortgage Association	5,591
4,240	Freddie Mac	281,239
300	MGIC Investment Corp.	17,991
800	New York Community Bancorp, Inc.	13,104
2,100	Washington Mutual, Inc.	91,287

		605,436

	Tobacco — 1.4%
18,280	Altria Group, Inc.	1,399,334

	Wireless Telecommunication Services — 0.3%
20,620	Sprint Nextel Corp.	353,633

	Total Common Stocks (Cost $55,068,855)	60,770,089

Principal Amount ($)

	Asset Backed Securities — 1.5%
225,000	American Express Credit Account Master Trust, Series 2004-3, Class A, 4.35%, 12/15/11	221,408
302,210	Capital One Auto Finance Trust, Series 2002-C, Class A4, 3.44%, 06/15/09	300,282
	Capital One Multi-Asset Execution Trust,
25,000	Series 2003-B5, 4.79%, 08/15/13	24,561
100,000	Series 2005-A2, Class A2, 4.05%, 02/15/11	98,490
150,000	Carmax Auto Owner Trust, Series 2005-1, Class A3, 4.13%, 05/15/09	148,909
100,000	CNH Equipment Trust, Series 2003-B, Class A4B, 3.38%, 02/15/11	98,567
72,970	CS First Boston Mortgage Securities Corp., Series 2002-HE4, Class AF, 5.51%, 08/25/32	72,740
125,000	Ford Credit Auto Owner Trust, Series 2004-A, Class A4, 3.54%, 11/15/08	123,086
100,000	Household Automotive Trust, Series 2005-1, Class A4, 4.35%, 06/18/12	98,351
41,681	Onyx Acceptance Grantor Trust, Series 2004-B, Class A3, 3.09%, 09/15/08	41,572
	WFS Financial Owner Trust,
190,622	Series 2003-2, Class A4, 2.41%, 12/20/10	188,338
104,570	Series 2003-4, Class A4, 3.15%, 05/20/11	103,074
18,269	Series 2004-2, Class A3, 2.85%, 09/22/08	18,240

	Total Asset Backed Securities (Cost $1,555,635)	1,537,618

JPMorgan Insurance Trust Balanced Portfolio

Schedule of Portfolio Investments
As of September 30, 2006 (Unaudited) (continued)

Principal Amount ($)	Security Description	Value ($)

	Collateralized Mortgage Obligations — 11.5%
	Agency CMO — 10.7%
	Federal Home Loan Mortgage Corp.,
23,077	Series 85, Class C, 8.60%, 01/15/21	24,171
111,408	Series 168, Class G, 6.50%, 07/15/21	111,009
14,638	Series 189, Class D, 6.50%, 10/15/21	14,567
25,491	Series 1047, Class H, 6.00%, 02/15/21	25,443
14,294	Series 1062, Class H, 6.50%, 04/15/21	14,268
13,844	Series 1116, Class I, 5.50%, 08/15/21	13,817
30,705	Series 1120, Class L, 8.00%, 07/15/21	30,682
27,192	Series 1191, Class E, 7.00%, 01/15/22 (m)	27,150
7,987	Series 1240, Class M, 6.50%, 02/15/22	7,972
59,860	Series 1254, Class N, 8.00%, 04/15/22	59,753
11,219	Series 1610, Class PM, 6.25%, 04/15/22	11,209
250,000	Series 1617, Class PM, 6.50%, 11/15/23	257,825
39,227	Series 1668, Class D, 6.50%, 02/15/14	40,050
85,943	Series 1708, Class E, 6.00%, 03/15/09	86,121
121,930	Series 1710, Class GH, 8.00%, 04/15/24	128,932
178,000	Series 1714, Class K, 7.00%, 04/15/24	184,691
27,075	Series 1753, Class D, 8.50%, 09/15/24	28,263
16,029	Series 1819, Class E, 6.00%, 02/15/11	16,075
188,854	Series 1843, Class Z, 7.00%, 04/15/26	195,740
293,306	Series 2115, Class PE, 6.00%, 01/15/14 (m)	297,497
18,078	Series 2136, Class PE, 6.00%, 01/15/28	18,063
99,821	Series 2178, Class PB, 7.00%, 08/15/29	102,922
16,532	Series 2368, Class OE, 5.50%, 03/15/15 (m)	16,505
215,976	Series 2388, Class VD, 6.00%, 08/15/19	216,271
139,881	Series 2391, Class QR, 5.50%, 12/15/16	140,431
367,464	Series 2394, Class MC, 6.00%, 12/15/16 (m)	373,207
433,817	Series 2405, Class JF, 6.00%, 01/15/17 (m)	440,640
188,015	Series 2425, Class OB, 6.00%, 03/15/17	191,068
8,469	Series 2433, Class NG, 6.50%, 01/15/31	8,480
200,000	Series 2455, Class GK, 6.50%, 05/15/32	206,463
375,000	Series 2457, Class PE, 6.50%, 06/15/32	382,750
393,554	Series 2473, Class JZ, 6.50%, 07/15/32	405,361
14,035	Series 2501, Class AG, 5.00%, 01/15/16	14,009
650,000	Series 2522, Class GD, 5.50%, 11/15/17 (m)	654,877
227,023	Series 2557, Class WJ, 5.00%, 07/15/14	225,871
231,434	Series 2636, Class Z, 4.50%, 06/15/18	217,769
27,703	Series 2643, Class KG, 4.00%, 05/15/18	27,630
288,211	Series 2651, Class VZ, 4.50%, 07/15/18	270,827
250,000	Series 2701, Class OD, 5.00%, 09/15/18	247,775
138,355	Series 2756, Class NA, 5.00%, 02/15/24	135,394
200,000	Series 2764, Class UC, 5.00%, 05/15/27	198,101
150,000	Series 2809, Class UB, 4.00%, 09/15/17	141,796
400,000	Series 3082, Class PR, 5.50%, 02/15/33	396,357
223,486	Federal Home Loan Mortgage Corp. Structured Pass-Through Securities, Series T-54, Class 2A, 6.50%, 02/25/43	225,791
	Federal Home Loan Mortgage Corp.-Government National Mortgage Association,
183,000	Series 13, Class LL, 6.85%, 06/25/23	188,477
213,166	Series 31, Class Z, 8.00%, 04/25/24	229,019
	Federal National Mortgage Association,
86,109	Series 1988-4, Class Z, 9.25%, 03/25/18	91,824
16,284	Series 1989-21, Class G, 10.45%, 04/25/19	17,592
65,964	Series 1989-37, Class G, 8.00%, 07/25/19	70,247
13,448	Series 1989-86, Class E, 8.75%, 11/25/19	14,410
17,912	Series 1990-30, Class E, 6.50%, 03/25/20	18,421
29,979	Series 1990-105, Class J, 6.50%, 09/25/20	30,805
20,152	Series 1991-129, Class G, 8.75%, 09/25/21	21,561
4,826	Series 1992-18, Class ZH, 7.50%, 03/25/07	4,826
2,660	Series 1992-151, Class H, 6.00%, 08/25/07	2,657
64,473	Series 1993-119, Class H, 6.50%, 07/25/23	66,180
44,258	Series 1993-135, Class PG, 6.25%, 07/25/08	44,199
200,000	Series 1993-140, Class J, 6.65%, 06/25/13	201,690
23,066	Series 1993-197, Class SC, IF, 8.30%, 10/25/08	23,620
107,921	Series 1993-225, Class UB, 6.50%, 12/25/23	111,675
17,885	Series 1994-22, Class C, 5.00%, 12/25/23	17,805
267,000	Series 1994-81, Class LL, 7.50%, 02/25/24	281,390
735,165	Series 1997-42, Class PG, 7.00%, 07/18/12	753,852
6,852	Series 1997-49, Class B, 10.00%, 06/17/27	7,605
97,437	Series 1998-66, Class B, 6.50%, 12/25/28	99,871
82,258	Series 2002-7, Class QM, 6.00%, 02/25/20	82,119
250,000	Series 2002-18, Class PC, 5.50%, 04/25/17	252,303
132,337	Series 2002-19, Class PE, 6.00%, 04/25/17	134,176

JPMorgan Insurance Trust Balanced Portfolio

Schedule of Portfolio Investments
As of September 30, 2006 (Unaudited) (continued)

Principal Amount ($)	Security Description	Value ($)

300,000	Series 2002-24, Class AJ, 6.00%, 04/25/17	306,607
26,481	Series 2002-41, Class VB, 6.00%, 10/25/20	26,438
19,623	Series 2002-56, Class VD, 6.00%, 04/25/20	19,595
350,000	Series 2003-47, Class PE, 5.75%, 06/25/33	344,787
150,000	Series 2003-55, Class CD, 5.00%, 06/25/23	144,145
250,000	Series 2003-83, Class PG, 5.00%, 06/25/23	243,007
150,000	Series 2003-86, Class PX, 4.50%, 02/25/17	145,985
15,796	Series G-29, Class O, 8.50%, 09/25/21	16,494
	Government National Mortgage Association,
12,347	Series 1995-4, Class CQ, 8.00%, 06/20/25	13,122

		10,860,097

	Non-Agency CMO — 0.8%
77,111	Cendant Mortgage Corp., Series 2003-8, Class 1A8, 5.25%, 09/25/33	75,146
149,232	Countrywide Alternative Loan Trust, Series 2004-16CB, Class 2A2, 5.00%, 08/25/19	146,871
56,119	First Horizon Asset Securities, Inc., Series 2004-AR7, Class 2A1, FRN, 4.92%, 02/25/35	55,652
58,516	MASTR Asset Securitization Trust, Series 2003-4, Class 2A2, 5.00%, 05/25/18	58,130
90,000	Residential Accredit Loans, Inc., Series 2004-QS8, Class A12, 5.00%, 06/25/34	88,832
	Wells Fargo Mortgage Backed Securities Trust,
114,559	Series 2004-7, Class 2A2, 5.00%, 07/25/19	112,125
110,397	Series 2004-EE, Class 3A1, FRN, 3.99%, 12/25/34	108,536
175,000	Series 2004-S, Class A5, FRN, 3.54%, 09/25/34	169,174

		814,466

	Total Collateralized Mortgage Obligations (Cost $11,726,582)	11,674,563

	Commercial Mortgage Backed Securities — 0.2%
180,000	Banc of America Commercial Mortgage, Inc., Series 2005-6, Class ASB, VAR, 5.35%, 09/10/47 (Cost $180,591)	179,200

	Corporate Bonds — 9.2%
	Airlines — 0.1%
70,000	Continental Airlines, Inc., Series 1999-2, Class A2, 7.06%, 03/15/11	72,286

	Automobiles — 0.1%
70,000	DaimlerChrysler N.A. Holding Corp., 7.20%, 09/01/09	72,937

	Capital Markets — 1.4%
75,000	Bear Stearns Cos., Inc. (The), 5.70%, 11/15/14	76,075
570,000	Credit Suisse First Boston USA, Inc., 6.50%, 01/15/12	600,505
300,000	Goldman Sachs Group LP, 7.20%, 03/01/07 (e)	302,445
200,000	Goldman Sachs Group, Inc., 4.75%, 07/15/13	192,053
100,000	Lehman Brothers Holdings, Inc., 6.63%, 01/18/12	106,050
100,000	Morgan Stanley, 6.75%, 04/15/11	105,724

		1,382,852

	Chemicals — 0.1%
120,000	Dow Capital BV (Netherlands), 8.50%, 06/08/10	131,941

	Commercial Banks — 1.3%
100,000	BankAmerica Corp., 7.13%, 10/15/11	108,130
100,000	Branch Banking & Trust Co., 4.88%, 01/15/13	97,546
150,000	FleetBoston Financial Corp., 7.38%, 12/01/09	159,688
100,000	Marshall & Ilsley Corp., 4.38%, 08/01/09	98,070
110,000	National City Corp., 4.90%, 01/15/15	105,776
125,000	SunTrust Banks, Inc., 5.00%, 09/01/15	121,184
25,000	UnionBanCal Corp., 5.25%, 12/16/13	24,639
300,000	Wachovia Corp., 6.61%, 10/01/25	322,177
125,000	Wells Fargo & Co., 3.13%, 04/01/09	119,233

JPMorgan Insurance Trust Balanced Portfolio

Schedule of Portfolio Investments
As of September 30, 2006 (Unaudited) (continued)

Principal Amount ($)	Security Description	Value ($)

160,000	Wells Fargo Bank N.A., 7.55%, 06/21/10	172,908

		1,329,351

	Commercial Services & Supplies — 0.1%
75,000	Pitney Bowes, Inc., 3.88%, 06/15/13	68,871

	Computers & Peripherals — 0.1%
80,000	International Business Machines Corp., 4.38%, 06/01/09	78,662

	Construction Materials — 0.0% (g)
60,000	Hanson Australia Funding Ltd. (Australia), 5.25%, 03/15/13	57,860

	Consumer Finance — 0.9%
75,000	American Express Credit Corp., 3.00%, 05/16/08	72,493
	American General Finance Corp.,
120,000	Series H, 4.00%, 03/15/11	113,737
65,000	Series I, 4.63%, 05/15/09	63,920
60,000	Ford Motor Credit Co., 7.38%, 02/01/11	57,590
350,000	HSBC Finance Corp., 8.00%, 07/15/10	382,365
50,000	International Lease Finance Corp., 5.00%, 04/15/10	49,308
150,000	John Deere Capital Corp., Series D, 3.63%, 05/25/07	148,335

		887,748

	Diversified Financial Services — 1.3%
135,000	Caterpillar Financial Services Corp., Series F, 4.50%, 09/01/08	133,172
75,000	CIT Group, Inc., 7.38%, 04/02/07	75,749
590,000	Citigroup, Inc., 5.00%, 09/15/14	574,823
400,000	General Electric Capital Corp., 8.63%, 06/15/08	421,559
75,000	Textron Financial Corp., 4.60%, 05/03/10	73,389

		1,278,692

	Diversified Telecommunication Services — 0.9%
75,000	BellSouth Corp., 6.00%, 10/15/11	76,696
80,000	British Telecommunications plc (United Kingdom), 8.37%, 12/15/10	89,651
60,000	Deutsche Telekom International Finance BV (Netherlands), 8.00%, 06/15/10	65,454
30,000	France Telecom S.A. (France), 7.75%, 03/01/11	32,867
300,000	Nynex Capital Funding Co., Series B, SUB, 8.23%, 10/15/09	320,939
200,000	Southwestern Bell Telephone, Series C, 5.98%, 10/22/07	200,875
	Sprint Capital Corp.,
100,000	6.00%, 01/15/07	100,107
50,000	7.63%, 01/30/11	53,836

		940,425

	Electric Utilities — 0.2%
50,000	Carolina Power & Light Co., 5.13%, 09/15/13	49,174
40,000	CenterPoint Energy Houston Electric LLC, 5.75%, 01/15/14	40,272
100,000	Exelon Corp., 6.75%, 05/01/11	105,077
50,000	PSEG Power LLC, 7.75%, 04/15/11	54,250

		248,773

	Food & Staples Retailing — 0.1%
50,000	Kroger Co. (The), 8.05%, 02/01/10	53,824
100,000	Wal-Mart Stores, Inc., 4.13%, 02/15/11	96,270

		150,094

	Insurance — 0.4%
50,000	Ace INA Holdings, Inc., 5.88%, 06/15/14	50,478
175,000	Allstate Corp. (The), 6.13%, 02/15/12	181,471

JPMorgan Insurance Trust Balanced Portfolio

Schedule of Portfolio Investments
As of September 30, 2006 (Unaudited) (continued)

Principal Amount ($)	Security Description	Value ($)

100,000	American International Group, Inc., 2.88%, 05/15/08	96,531
75,000	Protective Life Secured Trust, 4.00%, 04/01/11	71,347

		399,827

	Media — 0.5%
	Comcast Cable Communications Holdings, Inc.,
100,000	6.88%, 06/15/09	103,984
50,000	8.38%, 03/15/13	57,034
50,000	COX Communications, Inc., 7.75%, 11/01/10	53,960
100,000	Historic TW, Inc., 9.13%, 01/15/13	116,518
150,000	News America, Inc., 6.75%, 01/09/38	155,395
50,000	Thomson Corp. (The) (Canada), 4.25%, 08/15/09	48,533

		535,424

	Multi-Utilities — 0.3%
100,000	Dominion Resources, Inc., Series B, 6.25%, 06/30/12	103,246
175,000	Duke Energy Corp., 6.25%, 01/15/12	182,153

		285,399

	Oil, Gas & Consumable Fuels — 0.4%
100,000	Conoco Funding Co. (Canada), 6.35%, 10/15/11	105,170
200,000	Occidental Petroleum Corp., 9.25%, 08/01/19	265,409

		370,579

	Road & Rail — 0.7%
150,000	Norfolk Southern Corp., 7.05%, 05/01/37	174,858
500,000	Union Pacific Corp., 6.65%, 01/15/11	525,280

		700,138

	Thrifts & Mortgage Finance — 0.2%
100,000	Countrywide Home Loans, Inc., Series L, 4.00%, 03/22/11	94,381
	Washington Mutual, Inc.,
50,000	4.20%, 01/15/10	48,413
125,000	4.63%, 04/01/14	116,680

		259,474

	Wireless Telecommunication Services — 0.1%
75,000	New Cingular Wireless Services, Inc., 7.88%, 03/01/11	82,132

	Total Corporate Bonds (Cost $9,174,872)	9,333,465

	Mortgage Pass-Through Securities — 2.0%
	Federal Home Loan Mortgage Corp. Gold Pools,
276,751	4.00%, 08/01/18	262,060
23,229	6.00%, 03/01/13	23,425
126,405	6.50%, 03/01/13 - 11/01/22	129,416
115,185	7.00%, 06/01/13 - 03/01/16	118,262
26,507	8.00%, 10/01/10 - 09/01/26	27,593
24,186	Federal Home Loan Mortgage Corp. Pool, 8.00%, 04/01/17	25,239
	Federal National Mortgage Association Pools,
198,909	5.50%, 12/01/33	196,517
77,828	6.00%, 08/01/13 - 12/01/13	78,706
357,576	6.19%, 09/01/08	360,455
54,972	6.50%, 04/01/13	56,110
59,705	7.00%, 06/01/13	61,488
44,086	7.50%, 08/01/09 - 10/01/27	45,062
101,090	8.00%, 09/01/08 - 05/01/17	105,907
38,319	8.50%, 11/01/18	40,487
16,480	9.00%, 11/01/06 - 12/01/17	17,609
	Government National Mortgage Association Pools,
66,919	6.50%, 09/15/13	68,354
87,033	7.00%, 07/15/08 - 06/15/28	88,525
14,177	7.50%, 05/15/26 - 01/20/27	14,715
149,123	8.00%, 12/20/10 - 09/15/27	156,657
104,863	8.50%, 10/15/11 - 12/15/22	111,529

	Total Mortgage Pass-Through Securities (Cost $1,963,190)	1,988,116

JPMorgan Insurance Trust Balanced Portfolio

Schedule of Portfolio Investments
As of September 30, 2006 (Unaudited) (continued)

Principal Amount ($)	Security Description	Value ($)

	U.S. Government Agency Securities — 1.6%
415,000	Federal Home Loan Bank System, 5.89%, 03/30/09	423,511
	Federal National Mortgage Association,
585,000	5.38%, 11/15/11	597,543
400,000	7.13%, 06/15/10	429,765
150,000	7.25%, 01/15/10	160,545

	Total U.S. Government Agency Securities (Cost $1,632,055)	1,611,364

	U.S. Treasury Obligations — 11.3%
2,200,000	U.S. Treasury Bonds, 10.38%, 11/15/12	2,329,765
	U.S. Treasury Bonds Coupon STRIPS,
6,000,000	02/15/15	4,496,752
300,000	08/15/15	198,861
868,576	U.S. Treasury Inflation Indexed Bonds, 3.88%, 01/15/09	893,514
	U.S. Treasury Notes,
800,000	2.63%, 11/15/06	797,691
600,000	3.63%, 04/30/07	595,265
2,000,000	4.25%, 11/15/13	1,956,328
125,000	4.75%, 03/31/11	125,767
125,000	5.00%, 08/15/11	127,407

	Total U.S. Treasury Obligations (Cost $11,766,933)	11,521,350

	Foreign Government Securities — 0.0% (g)
40,000	Mexico Government International Bond (Mexico) 6.38%, 01/16/13 (Cost $40,311)	42,060

	Supranational — 0.5%
475,000	Inter-American Development Bank, 8.40%, 09/01/09 (Cost $495,392)	517,295

	Total Long-Term Investments (Cost $93,604,416)	99,175,120

Shares

Short-Term Investment — 1.3%
Investment Company— 1.3%
1,287,883	JPMorgan Liquid Assets Money Market Fund (b) (m) (Cost $1,287,883)	1,287,883

Principal Amount ($)

	Investments of Cash Collateral for Securities Loaned — 16.7%
	Certificates of Deposit — 2.4%
500,000	Credit Suisse First Boston, FRN, 5.40%, 10/17/06	500,000
400,000	Deutsche Bank, New York, FRN, 5.47%, 01/22/08	400,000
500,000	Mizuho Corporate Bank Ltd., New York, 5.30%, 10/26/06	500,000
499,998	Norinchukin Bank, New York, 5.32%, 10/24/06	499,998
499,803	Societe Generale, New York, FRN, 5.32%, 06/20/07	499,803

		2,399,801

	Corporate Notes — 4.0%
400,000	American Express Credit Corp., FRN, 5.34%, 01/15/08	400,000
400,000	Bank of America, FRN, 5.31%, 11/07/06	400,000
500,000	Banque Federative Du Credit, FRN, 5.33%, 07/13/07	500,000
600,090	Beta Finance, Inc., FRN, 5.44%, 03/15/07	600,090
650,000	CDC Financial Products, Inc., FRN, 5.43%, 10/30/06	650,000
500,000	Citigroup Global Markets, Inc., FRN, 5.45%, 10/06/06	500,000
499,957	Macquarie Bank Ltd., FRN, 5.35%, 10/29/07	499,957
500,000	Unicredito Italiano Bank plc, FRN, 5.34%, 10/29/07	500,000

		4,050,047

	Repurchase Agreements — 10.3%
2,500,825	Bank of America Securities LLC, 5.39%, dated 09/29/06, due 10/02/06, repurchase price $2,501,948, collateralized by U.S. Government Agency Mortgages	2,500,825
2,000,000	Barclays Capital, 5.40%, dated 09/29/06, due 10/02/06, repurchase price $2,000,900, collateralized by U.S. Government Agency Mortgages	2,000,000
3,000,000	Bear Stearns Cos., Inc., 5.38%, dated 09/29/06, due 10/02/06, repurchase price $3,001,345, collateralized by U.S. Government Agency Mortgages	3,000,000
3,000,000	Lehman Brothers, Inc., 5.38%, dated 09/29/06, due 10/02/06, repurchase price $3,001,345, collateralized by U.S. Government Agency Mortgages	3,000,000

		10,500,825

JPMorgan Insurance Trust Balanced Portfolio

Schedule of Portfolio Investments
As of September 30, 2006 (Unaudited) (continued)

Principal Amount ($)	Security Description	Value ($)

	Total Investments of Cash Collateral for Securities Loaned (Cost $16,950,673)	16,950,673

	Total Investments — 115.6% (Cost $111,842,972)	117,413,676
	Liabilities in Excess of Other Assets — (15.6)%	(15,817,517)

	NET ASSETS — 100.0%	$101,596,159

Percentages indicated are based on net assets.

ABBREVIATIONS:

(a)	Non-income producing security.

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by JPMorgan Investment Advisors, Inc.

(e)

All or a portion of this security is a 144A or private placement security and can only be sold to qualified institutional buyers. Unless otherwise indicated, these securities have been determined to be liquid under procedures established by the Board of Trustees.

(g)	Amount rounds to less than 0.1%.

(m)

All or a portion of this security is segregated for current or potential holdings of futures, swaps, options, TBA, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

ADR	American Depositary Receipt

CMO	Collateralized Mortgage Obligation

FRN	Floating Rate Note. The rate shown is the rate in effect as of September 30, 2006.

IF	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index.

STRIPS

Separate Trading of Registered Interest and Principal Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

SUB	Step-Up Bond. The rate shown is the rate in effect as of September 30, 2006.

VAR	Variable. The interest rate shown is the rate in effect at September 30, 2006.

As of September 30, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	7,473,522
Aggregate gross unrealized depreciation	(1,902,818)

Net unrealized appreciation/depreciation	$5,570,704

Federal income tax cost of investments	$111,842,972

JPMorgan Insurance Trust Core Bond Portfolio

Schedule of Portfolio Investments
As of September 30, 2006 (Unaudited)

Principal Amount ($)	Security Description	Value ($)

	Long-Term Investments — 94.6%
	Asset Backed Securities — 1.3%
150,000	American Express Credit Account Master Trust, Series 2004-3, Class A, 4.35%, 12/15/11	147,606
53,273	AmeriCredit Automobile Receivables Trust, Series 2003-BX, Class A4A, 2.72%, 01/06/10	52,660
	Citibank Credit Card Issuance Trust,
150,000	Series 2002-A1, Class A1, 4.95%, 02/09/09	149,798
450,000	Series 2002-C2, Class C2, 6.95%, 02/18/14	480,483
250,000	Series 2005-B1, Class B1, 4.40%, 09/15/10	246,300
165,000	CNH Equipment Trust, Series 2003-B, Class A4B, 3.38%, 02/15/11	162,635
47,948	Conseco Finance, Series 2001-B, Class 1M1, 7.27%, 06/15/32	48,181
710,170	Countrywide Asset-Backed Certificates, Series 2004-AB2, Class A2, FRN, 5.60%, 05/25/36	711,274
175,000	Household Automotive Trust, Series 2005-1 Class A4, 4.35%, 06/18/12	172,115
	MBNA Credit Card Master Note Trust,
200,000	Series 2002-C1, Class C1, 6.80%, 07/15/14	213,461
75,000	Series 2003-C1, Class C1, FRN, 7.03%, 06/15/12	78,640
	MBNA Master Credit Card Trust USA,
240,000	Series 1999-J, Class C, 7.85%, 02/15/12 (e)	258,277
200,000	Series 2000-D, Class C, 8.40%, 09/15/09	203,040
5,861	Residential Asset Mortgage Products, Inc., Series 2001-RS3, Class AI4, SUB, 6.79%, 10/25/31	5,839
341,595	WFS Financial Owner Trust, Series 2003-4, Class A4, 3.15%, 05/20/11	336,709

	Total Asset Backed Securities (Cost $3,233,663)	3,267,018

	Collateralized Mortgage Obligations — 51.6%
	Agency CMO — 32.4%
	Federal Home Loan Mortgage Corp.,
26,540	Series 11, Class D, 9.50%, 07/15/19	27,705
15,096	Series 22, Class C, 9.50%, 04/15/20	15,668
4,292	Series 47, Class F, 10.00%, 06/15/20	4,482
2,627	Series 99, Class Z, 9.50%, 01/15/21	2,757
351	Series 128, Class I, 6.50%, 02/15/21	350
3,504	Series 1065, Class J, 9.00%, 04/15/21	3,663
443,374	Series 1113, Class J, 8.50%, 06/15/21	443,241
26,187	Series 1250, Class J, 7.00%, 05/15/22	26,139
43,829	Series 1316, Class Z, 8.00%, 06/15/22	45,639
76,201	Series 1324, Class Z, 7.00%, 07/15/22	76,115
49,523	Series 1343, Class LA, 8.00%, 08/15/22	49,717
57,719	Series 1343, Class LB, 7.50%, 08/15/22	57,881
46,692	Series 1394, Class ID, IF, 9.57%, 10/15/22	48,639
41,031	Series 1395, Class G, 6.00%, 10/15/22	40,954
36,342	Series 1404, Class FA, 4.50%, 11/15/07	36,059
2,286	Series 1465, Class SA, IF, IO, 3.63%, 02/15/08	50
29,447	Series 1505, Class Q, 7.00%, 05/15/23	30,279
57,239	Series 1518, Class G, IF, 3.92%, 05/15/23	55,535
61,091	Series 1541, Class O, FRN, 4.06%, 07/15/23	59,588
19,851	Series 1561, Class T, PO, 08/15/08	19,197
74,680	Series 1596, Class D, 6.50%, 10/15/13	75,940
22,672	Series 1607, Class SA, IF, 9.93%, 10/15/13	24,761
49,861	Series 1609, Class LG, IF, 5.69%, 11/15/23	51,196
33,792	Series 1625, Class SD, IF, 8.51%, 12/15/08	34,526
700,000	Series 1630, Class PK, 6.00%, 11/15/23	711,917
500,000	Series 1638, Class H, 6.50%, 12/15/23	520,169
2,387	Series 1671, Class QC, IF, 10.00%, 02/15/24	2,906
9,174	Series 1685, Class Z, 6.00%, 11/15/23	9,217
9,421	Series 1689, Class SD, IF, 8.74%, 10/15/23	9,697
34,188	Series 1700, Class GA, PO, 02/15/24	28,228
2,100,000	Series 1732, Class K, 6.50%, 05/15/24	2,166,809
148,822	Series 1798, Class F, 5.00%, 05/15/23	145,254
323,729	Series 1863, Class Z, 6.50%, 07/15/26	333,150
4,027	Series 1865, Class D, PO, 02/15/24	2,599
74,385	Series 1900, Class T, PO, 08/15/08	73,551
8,095	Series 1967, Class PC, PO, 10/15/08	7,990
98,186	Series 1981, Class Z, 6.00%, 05/15/27	99,362
121,005	Series 1987, Class PE, 7.50%, 09/15/27	123,201
88,102	Series 2025, Class PE, 6.30%, 01/15/13	89,130
33,625	Series 2033, Class SN, IF, IO, 12.68%, 03/15/24	12,123
58,040	Series 2038, Class PN, IO, 7.00%, 03/15/28	11,891
150,311	Series 2054, Class PV, 7.50%, 05/15/28	157,107
123,800	Series 2055, Class OE, 6.50%, 05/15/13	126,146
261,468	Series 2064, Class TE, 7.00%, 06/15/28	271,196
203,719	Series 2075, Class PH, 6.50%, 08/15/28	209,214
180,060	Series 2102, Class TU, 6.00%, 12/15/13	182,657
379,275	Series 2115, Class PE, 6.00%, 01/15/14	384,695
66,310	Series 2132, Class PD, 6.00%, 11/15/27	66,447

JPMorgan Insurance Trust Core Bond Portfolio

Schedule of Portfolio Investments
As of September 30, 2006 (Unaudited) (continued)

Principal Amount ($)	Security Description	Value ($)

41,406	Series 2132, Class SB, IF, 7.46%, 03/15/29	44,264
97,041	Series 2134, Class PI, IO, 6.50%, 03/15/19	17,489
24,548	Series 2135, Class UK, IO, 6.50%, 03/15/14	3,476
46,377	Series 2143, Class CD, 6.00%, 02/15/28	46,466
829,000	Series 2172, Class QC, 7.00%, 07/15/29	875,489
363,761	Series 2182, Class ZB, 8.00%, 09/15/29	380,362
71,298	Series 2247, Class Z, 7.50%, 08/15/30	71,567
28,304	Series 2261, Class ZY, 7.50%, 10/15/30	28,680
178,924	Series 2283, Class K, 6.50%, 12/15/23	187,171
9,652	Series 2299, Class G, 7.00%, 05/15/14	9,633
36,183	Series 2306, Class K, PO, 05/15/24	30,250
90,052	Series 2306, Class SE, IF, IO, 5.70%, 05/15/24	13,957
137,457	Series 2325, Class PM, 7.00%, 06/15/31	145,202
420,115	Series 2344, Class QG, 6.00%, 08/15/16	426,550
691,124	Series 2344, Class ZD, 6.50%, 08/15/31	708,992
116,325	Series 2344, Class ZJ, 6.50%, 08/15/31	119,621
78,549	Series 2345, Class NE, 6.50%, 08/15/31	80,428
721,140	Series 2345, Class PQ, 6.50%, 08/15/16	739,949
280,771	Series 2355, Class BP, 6.00%, 09/15/16	285,082
152,730	Series 2359, Class ZB, 8.50%, 06/15/31	172,543
55,937	Series 2362, Class PD, 6.50%, 06/15/20	56,285
17,095	Series 2374, Class PV, 5.50%, 12/15/14	17,073
12,278	Series 2391, Class QE, 5.50%, 05/15/15	12,262
466,271	Series 2391, Class QR, 5.50%, 12/15/16	468,105
500,000	Series 2392, Class PV, 6.00%, 12/15/20	502,603
367,464	Series 2394, Class MC, 6.00%, 12/15/16	373,207
157,594	Series 2410, Class OE, 6.38%, 02/15/32	161,094
218,926	Series 2410, Class QS, IF, 5.64%, 02/15/32	220,749
155,283	Series 2410, Class QX, IF, IO, 3.32%, 02/15/32	14,839
104,612	Series 2412, Class SE, IF, 4.99%, 02/15/09	104,736
100,000	Series 2412, Class SP, IF, 5.44%, 02/15/32	96,463
316,144	Series 2423, Class MC, 7.00%, 03/15/32	328,072
477,203	Series 2423, Class MT, 7.00%, 03/15/32	495,204
227,841	Series 2435, Class CJ, 6.50%, 04/15/32	236,926
470,000	Series 2435, Class VH, 6.00%, 07/15/19	477,549
215,631	Series 2444, Class ES, IF, IO, 2.62%, 03/15/32	15,421
143,754	Series 2450, Class SW, IF, IO, 2.67%, 03/15/32	10,893
136,145	Series 2454, Class BG, 6.50%, 08/15/31	137,418
300,000	Series 2455, Class GK, 6.50%, 05/15/32	309,695
257,928	Series 2460, Class VZ, 6.00%, 11/15/29	260,952
19,496	Series 2461, Class VB, 6.50%, 04/15/18	19,469
196,515	Series 2484, Class LZ, 6.50%, 07/15/32	205,895
757,229	Series 2498, Class UD, 5.50%, 06/15/16	757,425
790,000	Series 2500, Class MC, 6.00%, 09/15/32	794,074
291,228	Series 2500, Class TD, 5.50%, 02/15/16	291,006
150,000	Series 2503, Class BH, 5.50%, 09/15/17	150,938
196,483	Series 2513, Class YO, PO, 02/15/32	169,511
500,000	Series 2515, Class DE, 4.00%, 03/15/32	464,591
500,000	Series 2535, Class BK, 5.50%, 12/15/22	502,630
300,000	Series 2543, Class YX, 6.00%, 12/15/32	302,527
500,000	Series 2544, Class HC, 6.00%, 12/15/32	504,794
339,334	Series 2565, Class MB, 6.00%, 05/15/30	343,574
500,000	Series 2575, Class ME, 6.00%, 02/15/33	503,760
192,214	Series 2586, Class WI, IO, 6.50%, 03/15/33	45,440
212,654	Series 2594, Class VA, 6.00%, 03/15/14	215,552
400,000	Series 2594, Class VQ, 6.00%, 08/15/20	404,104
501,243	Series 2597, Class DS, IF, IO, 2.22%, 02/15/33	32,330
725,673	Series 2599, Class DS, IF, IO, 1.67%, 02/15/33	36,580
802,858	Series 2610, Class DS, IF, IO, 1.77%, 03/15/33	46,536
1,104,415	Series 2611, Class SH, IF, IO, 2.32%, 10/15/21	73,555
1,000,000	Series 2611, Class UH, 4.50%, 05/15/18	944,524
500,000	Series 2617, Class GR, 4.50%, 05/15/18	473,464
999,927	Series 2626, Class NS, IF, IO, 1.22%, 06/15/23	52,676
500,000	Series 2628, Class WA, 4.00%, 07/15/28	476,364
500,000	Series 2631, Class LC, 4.50%, 06/15/18	474,095
578,584	Series 2636, Class Z, 4.50%, 06/15/18	544,421
199,277	Series 2638, Class DS, IF, 3.27%, 07/15/23	167,717
53,839	Series 2643, Class HI, IO, 4.50%, 12/15/16	5,075
69,124	Series 2643, Class KG, 4.00%, 05/15/18	68,944
1,152,846	Series 2651, Class VZ, 4.50%, 07/15/18	1,083,308
100,098	Series 2656, Class SH, IF, 5.61%, 02/15/25	98,168
360,023	Series 2668, Class SB, IF, 2.46%, 10/15/15	327,140
500,000	Series 2675, Class CK, 4.00%, 09/15/18	456,559
232,804	Series 2682, Class YS, IF, 1.00%, 10/15/33	152,668
274,714	Series 2684, Class TO, PO, 10/15/33	160,759
228,000	Series 2686, Class GB, 5.00%, 05/15/20	225,696
184,924	Series 2691, Class WS, IF, 1.01%, 10/15/33	123,126
1,000,000	Series 2695, Class DE, 4.00%, 01/15/17	947,206
138,460	Series 2705, Class SC, IF, 1.01%, 11/15/33	93,721
211,357	Series 2705, Class SD, IF, 2.15%, 11/15/33	153,828
1,000,000	Series 2716, Class UN, 4.50%, 12/15/23	931,704
750,000	Series 2727, Class BS, IF, 1.08%, 01/15/34	428,825
16,130	Series 2733, Class GF, FRN, 0.00%, 09/15/33	15,357
500,000	Series 2743, Class HD, 4.50%, 08/15/17	482,100
209,330	Series 2744, Class FE, FRN, 0.00%, 02/15/34	167,521
500,000	Series 2744, Class PD, 5.50%, 08/15/33	504,168
144,668	Series 2753, Class S, IF, 1.34%, 02/15/34	91,673
228,634	Series 2755, Class SA, IF, 3.54%, 05/15/30	212,929

JPMorgan Insurance Trust Core Bond Portfolio

Schedule of Portfolio Investments
As of September 30, 2006 (Unaudited) (continued)

Principal Amount ($)	Security Description	Value ($)

156,980	Series 2766, Class SX, IF, 0.51%, 03/15/34	112,477
59,746	Series 2769, PO, 03/15/34	33,455
476,978	Series 2776, Class SK, IF, 1.08%, 04/15/34	327,357
50,809	Series 2778, Class BS, IF, 2.43%, 04/15/34	40,370
268,210	Series 2780, Class JG, 4.50%, 04/15/19	252,003
702,000	Series 2809, Class UB, 4.00%, 09/15/17	663,604
140,429	Series 2827, Class SQ, IF, 7.50%, 01/15/19	143,084
54,325	Series 2841, Class GO, PO, 08/15/34	40,541
153,069	Series 2846, PO, 08/15/34	118,509
500,000	Series 2899, Class KB, 4.50%, 03/15/19	470,958
500,000	Series 2931, Class QC, 4.50%, 01/15/19	480,739
187,126	Series 2958, Class KB, 5.50%, 04/15/35	187,098
1,000,000	Series 2971, Class GB, 5.00%, 11/15/16	995,972
100,000	Series 2975, Class KO, PO, 05/15/35	64,264
154,233	Series 2989, PO, 06/15/23	120,862
300,000	Series 3047, Class OD, 5.50%, 10/15/35	296,291
1,000,000	Series 3064, Class OB, 5.50%, 07/15/29	1,001,339
375,390	Series 3101, Class EA, 6.00%, 06/15/20	374,228
	Federal Home Loan Mortgage Corp. Structured Pass-Through Securities,
43,125	Series T-41, Class 3A, 7.50%, 07/25/32	44,716
279,358	Series T-54, Class 2A, 6.50%, 02/25/43	282,239
129,509	Series T-54, Class 3A, 7.00%, 02/25/43	133,352
75,510	Series T-58, Class A, PO, 09/25/43	64,199
583,777	Federal Home Loan Mortgage Corp.- Government National Mortgage Association, Series 8, Class ZA, 7.00%, 03/25/23	598,622
	Federal National Mortgage Association,
134,883	Series 329, Class 1, PO, 01/01/33	101,111
167,257	Series 340, Class 1, PO, 09/01/33	120,881
18,363	Series 1989-83, Class H, 8.50%, 11/25/19	19,649
4,146	Series 1990-1, Class D, 8.80%, 01/25/20	4,458
16,908	Series 1990-10, Class L, 8.50%, 02/25/20	18,102
3,973	Series 1990-93, Class G, 5.50%, 08/25/20	3,981
65	Series 1990-140, Class K, HB, IO, 652.15%, 12/25/20	1,093
6,723	Series 1990-143, Class J, 8.75%, 12/25/20	7,208
149,095	Series 1992-101, Class J, 7.50%, 06/25/22	150,706
49,287	Series 1992-143, Class MA, 5.50%, 09/25/22	49,445
47,016	Series 1993-164, Class SA, IF, 9.47%, 09/25/08	48,356
67,360	Series 1993-164, Class SC, IF, 9.47%, 09/25/08	69,279
10,688	Series 1993-165, Class SD, IF, 5.99%, 09/25/23	10,806
53,299	Series 1993-165, Class SK, IF, 12.50%, 09/25/23	61,390
69,026	Series 1993-167, Class GA, 7.00%, 09/25/23	70,551
26,265	Series 1993-175, Class SA, IF, 11.68%, 09/25/08	27,592
22,448	Series 1993-190, Class S, IF, 7.16%, 10/25/08	22,717
4,324	Series 1993-196, Class FA, FRN, 5.08%, 10/25/08	4,305
6,485	Series 1993-196, Class SB, IF, 9.25%, 10/25/08	6,699
500,000	Series 1993-203, Class PL, 6.50%, 10/25/23	512,518
23,588	Series 1993-205, Class H, PO, 09/25/23	19,303
276,720	Series 1993-225, Class UB, 6.50%, 12/25/23	286,345
8,588	Series 1993-230, Class FA, FRN, 5.94%, 12/25/23	8,740
104,507	Series 1993-233, Class SB, IF, 8.37%, 12/25/08	106,795
542,111	Series 1993-250, Class Z, 7.00%, 12/25/23	558,986
173,413	Series 1993-257, Class C, PO, 06/25/23	151,969
17,563	Series 1994-13, Class SK, IF, 9.54%, 02/25/09	18,144
33,160	Series 1994-33, Class FA, FRN, 5.18%, 03/25/09	32,987
72,051	Series 1995-2, Class Z, 8.50%, 01/25/25	75,986
83,206	Series 1995-19, Class Z, 6.50%, 11/25/23	89,242
10,770	Series 1996-20, Class L, PO, 09/25/08	10,283
15,020	Series 1996-24, Class B, PO, 10/25/08	14,705
20,116	Series 1996-39, Class J, PO, 09/25/08	19,239
20,113	Series 1996-59, Class J, 6.50%, 08/25/22	20,678
197,602	Series 1996-59, Class K, 6.50%, 07/25/23	200,571
772,295	Series 1997-20, Class IB, IF, IO 1.84%, 03/25/27	44,774
58,092	Series 1997-39, Class PD, 7.50%, 05/20/27	60,457
141,505	Series 1997-46, Class PL, 6.00%, 07/18/27	143,807
379,315	Series 1997-61, Class ZC, 7.00%, 02/25/23	395,249
162,201	Series 1998-36, Class ZB, 6.00%, 07/18/28	164,027
184,045	Series 1998-43, Class SA, IF, IO, 11.17%, 04/25/23	55,288
29,502	Series 2000-52, IO, 8.50%, 01/25/31	7,490
130,655	Series 2001-28, Class VB, 6.00%, 02/25/20	130,484
336,628	Series 2001-30, Class PM, 7.00%, 07/25/31	351,239
344,621	Series 2001-33, Class ID, IO, 6.00%, 07/25/31	72,772
581,133	Series 2001-36, Class DE, 7.00%, 08/25/31	599,965
69,549	Series 2001-44, Class PD, 7.00%, 09/25/31	72,293
233,095	Series 2001-50, Class VB, 6.50%, 12/25/16	233,674
329,798	Series 2001-52, Class XN, 6.50%, 11/25/15	339,655
493,291	Series 2001-61, Class Z, 7.00%, 11/25/31	515,839
500,000	Series 2001-69, Class PG, 6.00%, 12/25/16	507,426
326,143	Series 2001-71, Class QE, 6.00%, 12/25/16	330,980
152,977	Series 2001-78, Class VB, 6.00%, 12/25/15	152,538
149,500	Series 2001-80, Class PE, 6.00%, 07/25/29	151,256
174,551	Series 2002-1, Class HC, 6.50%, 02/25/22	179,393
45,908	Series 2002-1, Class SA, IF, 7.86%, 02/25/32	49,464
500,000	Series 2002-3, Class OG, 6.00%, 02/25/17	508,069
65,948	Series 2002-8, Class SR, IF, 4.99%, 03/25/09	65,763
977,539	Series 2002-13, Class SJ, IF, IO, 1.60%, 03/25/32	49,354
800,000	Series 2002-18, Class PC, 5.50%, 04/25/17	807,371
495,672	Series 2002-28, Class PK, 6.50%, 05/25/32	510,500
1,000,000	Series 2002-56, Class UC, 5.50%, 09/25/17	1,005,426

JPMorgan Insurance Trust Core Bond Portfolio

Schedule of Portfolio Investments
As of September 30, 2006 (Unaudited) (continued)

Principal Amount ($)	Security Description	Value ($)

619,884	Series 2002-62, Class ZE, 5.50%, 11/25/17	621,024
172,318	Series 2002-73, Class S, IF, 2.93%, 11/25/09	166,886
750,000	Series 2002-74, Class LD, 5.00%, 01/25/16	741,195
700,000	Series 2002-74, Class PD, 5.00%, 11/25/15	692,592
400,000	Series 2002-74, Class VB, 6.00%, 11/25/31	404,345
175,090	Series 2002-77, Class S, IF, 4.71%, 12/25/32	167,496
43,646	Series 2002-91, Class UH, IO, 5.50%, 06/25/22	6,804
471,558	Series 2002-93, Class PD, 3.50%, 02/25/29	455,320
500,000	Series 2002-94, Class BK, 5.50%, 01/25/18	503,250
174,850	Series 2003-16, Class PI, IO, 5.00%, 11/25/12	4,183
293,000	Series 2003-22, Class UD, 4.00%, 04/25/33	236,993
250,000	Series 2003-41, Class PE, 5.50%, 05/25/23	252,268
100,000	Series 2003-47, Class PE, 5.75%, 06/25/33	98,510
810,295	Series 2003-52, Class PA, 6.50%, 06/25/35	838,567
72,389	Series 2003-64, Class SX, IF, 0.43%, 07/25/33	50,579
260,460	Series 2003-66, Class PA, 3.50%, 02/25/33	235,714
647,059	Series 2003-68, Class LC, 3.00%, 07/25/22	536,662
708,885	Series 2003-68, Class QP, 3.00%, 07/25/22	654,887
140,085	Series 2003-71, Class DS, IF, 0.36%, 08/25/33	91,673
1,081,030	Series 2003-73, Class GA, 3.50%, 05/25/31	1,009,814
1,241,114	Series 2003-80, Class SY, IF, IO, 2.32%, 06/25/23	105,361
500,000	Series 2003-83, Class PG, 5.00%, 06/25/23	486,015
128,968	Series 2003-91, Class SD, IF, 3.62%, 09/25/33	113,866
250,000	Series 2003-106, Class US, IF, 1.08%, 11/25/23	163,669
500,000	Series 2003-106, Class WE, 4.50%, 11/25/22	471,965
1,000,000	Series 2003-113, Class PC, 4.00%, 03/25/15	971,261
1,141,046	Series 2003-116, Class SB, IF, IO, 2.27%, 11/25/33	72,820
600,000	Series 2003-117, Class JB, 3.50%, 06/25/33	531,692
500,000	Series 2003-128, Class KE, 4.50%, 01/25/14	488,994
500,000	Series 2003-128, Class NG, 4.00%, 01/25/19	453,003
184,176	Series 2003-130, Class SX, IF, 3.53%, 01/25/34	175,470
266,029	Series 2003-132, Class OA, PO, 08/25/33	202,245
700,000	Series 2004-1, Class AC, 4.00%, 02/25/19	636,823
409,957	Series 2004-4, Class QM, IF, 3.54%, 06/25/33	378,519
275,440	Series 2004-10, Class SC, IF, 7.28%, 02/25/34	292,159
164,907	Series 2004-14, Class SD, IF, 1.08%, 03/25/34	102,714
1,000,000	Series 2004-21, Class AE, 4.00%, 04/25/19	902,825
175,089	Series 2004-21, Class CO, PO, 04/25/34	107,076
179,328	Series 2004-22, Class A, 4.00%, 04/25/19	167,004
482,226	Series 2004-36, Class SA, IF, 4.87%, 05/25/34	473,625
105,125	Series 2004-51, Class SY, IF, 3.58%, 07/25/34	96,506
150,029	Series 2004-61, Class SK, IF, 8.50%, 11/25/32	152,901
200,000	Series 2004-76, Class CL, 4.00%, 10/25/19	182,518
1,000,000	Series 2004-81, Class AC, 4.00%, 11/25/19	909,150
226,413	Series 2004-92, Class JO, PO, 12/25/34	188,414
820,691	Series 2005-28, Class JA, 5.00%, 04/25/35	752,047
1,000,000	Series 2005-40, Class YA, 5.00%, 09/25/20	992,098
500,000	Series 2005-47, Class AN, 5.00%, 12/25/16	496,211
853,000	Series 2005-68, Class BC, 5.25%, 06/25/35	826,872
1,100,000	Series 2005-68, Class PG, 5.50%, 08/25/35	1,099,229
1,000,000	Series 2005-84, Class XM, 5.75%, 10/25/35	1,012,095
1,000,000	Series 2005-109, Class PC, 6.00%, 12/25/35	1,024,604
1,000,000	Series 2005-110, Class GL, 5.50%, 12/25/35	969,397
700,000	Series 2005-110, Class MN, 5.50%, 06/25/35	695,748
241,101	Series 2006-22, Class AO, PO, 04/25/36	179,420
582,905	Series 2006-59, Class QO, PO, 01/25/33	449,480
65,757	Series G92-15, Class Z, 7.00%, 01/25/22	66,960
8,829	Series G92-42, Class Z, 7.00%, 07/25/22	9,199
187,779	Series G92-44, Class ZQ, 8.00%, 07/25/22	198,851
108,192	Series G92-54, Class ZQ, 7.50%, 09/25/22	113,994
6,836	Series G92-59, Class F, FRN, 4.88%, 10/25/22	6,758
17,891	Series G92-61, Class Z, 7.00%, 10/25/22	18,608
181,104	Series G92-66, Class KB, 7.00%, 12/25/22	188,310
53,669	Series G93-1, Class KA, 7.90%, 01/25/23	57,100
54,896	Series G93-17, Class SI, IF, 6.00%, 04/25/23	55,972
87	Series K, Class 2, HB, 256.68%, 11/01/08	245
	Federal National Mortgage Association Whole Loan,
202,478	Series 2003-W1, Class 1A1, 6.50%, 12/25/42	206,290
124,388	Series 2003-W1, Class 2A, 7.50%, 12/25/42	129,559
61,920	Series 2003-W8, Class 1A3, 4.75%, 12/25/42	61,482
205,925	Series 2004-W2, Class 2A2, 7.00%, 02/25/44	213,122
	Government National Mortgage Association,
156,029	Series 1994-3, Class PQ, 7.49%, 07/16/24	163,289
500,000	Series 1994-7, Class PQ, 6.50%, 10/16/24	521,301
157,226	Series 1996-16, Class E, 7.50%, 08/16/26	163,034
158,185	Series 1997-8, Class PN, 7.50%, 05/16/27	165,103
181,743	Series 1998-26, Class K, 7.50%, 09/17/25	190,637
155,506	Series 1999-41, Class Z, 8.00%, 11/16/29	162,912
97,431	Series 1999-44, Class PC, 7.50%, 12/20/29	102,034
123,890	Series 1999-44, Class ZG, 8.00%, 12/20/29	129,275
84,769	Series 2000-6, Class Z, 7.50%, 02/20/30	88,784
139,901	Series 2000-14, Class PD, 7.00%, 02/16/30	145,034
447,769	Series 2000-21, Class Z, 9.00%, 03/16/30	493,729
70,861	Series 2000-26, Class Z, 7.75%, 09/20/30	71,980
10,809	Series 2000-36, Class IK, IO, 9.00%, 11/16/30	2,233
800,000	Series 2000-36, Class PB, 7.50%, 11/16/30	848,207
130,373	Series 2000-37, Class B, 8.00%, 12/20/30	136,388
33,621	Series 2000-38, Class AH, 7.15%, 12/20/30	34,334

JPMorgan Insurance Trust Core Bond Portfolio

Schedule of Portfolio Investments
As of September 30, 2006 (Unaudited) (continued)

Principal Amount ($)	Security Description	Value ($)

91,900	Series 2001-4, Class SJ, IF, IO, 2.82%, 01/19/30	348
265,580	Series 2001-36, Class S, IF, IO, 2.72%, 08/16/31	20,178
200,000	Series 2001-64, Class MQ, 6.50%, 12/20/31	205,418
44,984	Series 2002-24, Class SB, IF, 3.93%, 04/16/32	42,282
23,225	Series 2002-36, Class VB, 6.50%, 07/20/19	23,200
243,018	Series 2002-54, Class GB, 6.50%, 08/20/32	250,615
52,863	Series 2002-88, Class LI, IO, 5.50%, 11/20/28	946
284,445	Series 2003-4, Class NI, IO, 5.50%, 01/20/32	45,440
28,747	Series 2003-24, PO, 03/16/33	23,025
717,785	Series 2003-76, Class LS, IF, IO, 1.87%, 09/20/31	39,955
843,674	Series 2004-11, Class SW, IF, IO, 0.17%, 02/20/34	15,983
106,768	Series 2004-28, Class S, IF, 5.01%, 04/16/34	105,116
	Vendee Mortgage Trust,
150,956	Series 1994-1, Class 1, VAR, 5.63%, 02/15/24	152,542
390,862	Series 1996-1, Class 1Z, 6.75%, 02/15/26	402,140
216,654	Series 1996-2, Class 1Z, 6.75%, 06/15/26	224,342
815,276	Series 1997-1, Class 2Z, 7.50%, 02/15/27	859,191
219,515	Series 1998-1, Class 2E, 7.00%, 09/15/27	226,339

		81,139,475

	Non-Agency CMO — 19.2%
500,000	American Home Mortgage Investment Corp., Series 2005-3, Class 2A4, FRN, 4.85%, 09/25/35	482,940
	Banc of America Funding Corp.,
248,691	Series 2003-1, Class A, PO, 05/20/33	187,615
495,667	Series 2003-3, Class 1A33, 5.50%, 10/25/33	482,434
163,011	Series 2004-1, PO, 03/25/34	119,933
1,000,000	Series 2005-6, Class 2A7, 5.50%, 10/25/35	990,905
240,169	Series 2005-7, Class 30, PO, 11/25/35	164,313
912,513	Series 2005-E, Class 4A1, FRN, 4.10%, 03/20/35	896,219
	Banc of America Mortgage Securities,
136,834	Series 2002-10, Class A, PO, 11/25/32	122,990
74,866	Series 2003-8 Class A, PO, 11/25/33	55,279
80,706	Series 2004-4, Class A, PO, 05/25/34	61,089
454,639	Series 2004-5, Class 2A2, 5.50%, 06/25/34	416,406
250,000	Series 2004-6, Class 2A5, PO, 07/25/34	121,994
254,826	Series 2004-6, Class A, PO, 07/25/34	177,406
289,581	Series 2004-7 Class 1A19, PO, 08/25/34	191,017
200,000	Series 2004-E, Class 2A5, FRN, 4.11%, 06/25/34	194,458
677,091	Series 2004-J, Class 3A1, FRN, 5.06%, 11/25/34	669,000
	Bank of America Alternative Loan Trust,
314,167	Series 2004-5, Class 3A3, PO, 06/25/34	164,175
161,045	Series 2004-6, Class 15, PO, 07/25/19	126,529
	Bear Stearns Adjustable Rate Mortgage Trust,
480,442	Series 2003-7, Class 3A, VAR, 4.95%, 10/25/33	476,764
100,000	Series 2004-4, Class A4, VAR, 3.51%, 06/25/34	97,588
1,133,858	Series 2006-1, Class 1A1, FRN, 4.62%, 02/25/36	1,112,729
	Citicorp Mortgage Securities, Inc.,
1,653,967	Series 2004-1, Class 3A1, 4.75%, 01/25/34	1,618,270
794,410	Series 2004-5, Class 2A5, 4.50%, 08/25/34	770,060
	Citigroup Mortgage Loan Trust, Inc.,
121,391	Series 2003-UP3, Class A3, 7.00%, 09/25/33	122,985
113,772	Series 2003-UST1, Class 1, PO, 12/25/18	89,735
68,370	Series 2003-UST1, Class 3, PO, 12/25/18	54,720
242,004	Series 2003-UST1, Class A1, 5.50%, 12/25/18	240,037
545,596	Series 2005-1, Class 2A1A, VAR, 4.72%, 04/25/35	545,605
	Countrywide Alternative Loan Trust,
436,000	Series 2002-8, Class A4, 6.50%, 07/25/32	433,643
116,612	Series 2003-J1, PO, 10/25/33	93,325
1,281,811	Series 2004-2CB, Class 1A9, 5.75%, 03/25/34	1,243,223
503,422	Series 2005-5R, Class A1, 5.25%, 12/25/18	501,006
3,178,598	Series 2005-22T1, Class A2, IF, IO, 0.01%, 06/25/35	21,223
352,142	Series 2005-26CB, Class A10, IF, 3.39%, 07/25/35	338,438
1,181,600	Series 2005-28CB, Class 1A4, 5.50%, 08/25/35	1,150,999
600,000	Series 2005-54CB, Class 1A11, 5.50%, 11/25/35	587,894
3,094,327	Series 2005-J1, Class 1A4, IF, IO, 0.02%, 02/25/35	19,907
	Countrywide Home Loan Mortgage Pass-Through Trust,
833,652	Series 2003-26, Class 1A6, 3.50%, 08/25/33	734,201
74,470	Series 2003-34, Class A11, 5.25%, 09/25/33	74,165
186,364	Series 2003-44, Class A6, PO, 10/25/33	139,481
282,727	Series 2003-J7, Class 4A3, IF, 2.92%, 08/25/18	258,044
291,223	Series 2004-7 Class 2A1, FRN, 4.07%, 06/25/34	284,553
198,158	Series 2004-HYB1, Class 2A, VAR, 4.25%, 05/20/34	195,739
236,191	Series 2004-HYB3, Class 2A, VAR, 4.08%, 06/20/34	231,216
133,306	Series 2004-J8, PO, 11/25/19	103,095
903,858	Series 2004-J8, Class 1A2, 4.75%, 11/25/19	889,777
500,000	Series 2005-16, Class A23, 5.50%, 09/25/35	491,975
847,315	Series 2005-22, Class 2A1, FRN, 5.30%, 11/25/35	842,935
151,613	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-5, Class 5P, PO, 08/25/19	118,661
268,155	First Horizon Alternative Mortgage Securities, Series 2005-FA8, Class 1A19, 5.50%, 11/25/35	250,478
	First Horizon Mortgage Pass-Through,
500,000	Series 2003-3, Class 1A4, 3.90%, 05/25/33	475,777
583,463	Series 2004-AR1, Class 2A2, FRN, 5.02%, 04/25/35	576,064
729,546	Series 2004-AR7, Class 2A1, FRN, 4.92%, 02/25/35	723,468
300,000	Series 2004-AR7, Class 2A2, FRN, 4.92%, 02/25/35	296,250
650,000	GMAC Mortgage Corp. Loan Trust, Series 2005-AR3, Class 3A4, VAR, 4.86%, 06/19/35	655,553

JPMorgan Insurance Trust Core Bond Portfolio

Schedule of Portfolio Investments
As of September 30, 2006 (Unaudited) (continued)

Principal Amount ($)	Security Description	Value ($)

	GSR Mortgage Loan Trust,
425,148	Series 2004-6F, Class 1A2, 5.00%, 05/25/34	363,294
1,000,000	Series 2004-6F, Class 3A4, 6.50%, 05/25/34	1,031,706
714,506	Series 2004-10F, Class 2A1, 5.00%, 08/25/19	708,388
53,899	Series 2004-13F, Class 3A3, 6.00%, 11/25/34	52,275
	MASTR Adjustable Rate Mortgages Trust,
451,394	Series 2004-13, Class 2A1, FRN, 3.82%, 04/21/34	440,613
1,100,000	Series 2004-13, Class 3A6, FRN, 3.79%, 11/21/34	1,061,312
	MASTR Alternative Loans Trust,
517,317	Series 2003-9, Class 8A1, 6.00%, 01/25/34	519,351
1,563,852	Series 2004-4, Class 10A1, 5.00%, 05/25/24	1,535,076
566,025	Series 2004-6, Class 7A1, 6.00%, 07/25/34	564,433
80,148	Series 2004-7, Class 30, PO, 08/25/34	58,284
642,765	Series 2004-8, Class 6A1, 5.50%, 09/25/19	643,957
797,762	Series 2004-10, Class 1A1, 4.50%, 09/25/19	763,857
	MASTR Asset Securitization Trust,
195,054	Series 2003-4, Class 2A2, 5.00%, 05/25/18	193,766
329,350	Series 2003-12, Class 15, PO, 12/25/18	261,077
369,406	Series 2004-8, PO, 08/25/19	278,665
680,868	Series 2004-10, Class 15, PO, 10/25/19	535,862
370,672	Series 2004-92, Class JO, PO, 07/25/19	283,191
1,143,127	MASTR Resecuritization Trust, Series 2005-PO, Class 3, PO, 05/28/35 (e)	788,043
219,764	MortgageIT Trust, Series 2005-1, Class 1A1, FRN, 5.64%, 02/25/35	220,434
159,347	Nomura Asset Acceptance Corp., Series 2004-R2, Class A1, VAR, 6.50%, 10/25/34 (e)	162,343
	Residential Accredit Loans, Inc.,
500,000	Series 2002-QS8, Class A5, 6.25%, 06/25/17	498,689
705,888	Series 2003-QR19, Class CB4, 5.75%, 10/25/33	687,430
101,376	Series 2003-QS3, Class A2, IF, 4.77%, 02/25/18	99,515
378,037	Series 2003-QS3, Class A8, IF, IO, 2.27%, 02/25/18	26,992
791,930	Series 2003-QS9, Class A3, IF, IO, 2.22%, 05/25/18	63,942
916,530	Series 2003-QS14, Class A1, 5.00%, 07/25/18	895,908
278,004	Series 2003-QS18, Class A1, 5.00%, 09/25/18	271,923
116,917	Residential Asset Securitization Trust, Series 2003-A14, Class A1, 4.75%, 02/25/19	112,971
	Residential Funding Mortgage Securities I,
510,991	Series 2003-S7, Class A17, 4.00%, 05/25/33	479,747
383,559	Series 2003-S11, Class A1, 2.50%, 06/25/18	367,560
165,000	Series 2003-S12, Class 4A5, 4.50%, 12/25/32	156,226
603,202	Series 2005-SA4, Class 1A1, VAR, 4.98%, 09/25/35	601,785
41,660	Salomon Brothers Mortgage Securities VII, Series 2003-UP2, Class 1, PO, 12/25/18	33,393
400,000	Structured Adjustable Rate Mortgage Loan Trust,
	Series 2004-6, Class 5A4, VAR, 4.98%, 06/25/34	384,265
	Structured Asset Securities Corp.,
500,000	Series 2003-8, Class 1A2, 5.00%, 04/25/18	491,686
352,120	Series 2004-20, Class 1A3, 5.25%, 11/25/34	346,481
	Wamu Alternative Mortgage Pass-Through Certificates,
4,174,334	Series 2005-2, Class 1A4, IF, IO, 0.09%, 04/25/35	25,640
1,340,086	Series 2005-2, Class 2A3, IF, IO, 0.04%, 04/25/35	7,102
800,000	Series 2005-4, Class CB7, 5.50%, 06/25/35	790,339
129,669	Series 2005-4, Class DP, PO, 06/25/20	102,090
407,955	Series 2005-6, Class 2A4, 5.50%, 08/25/35	406,160
317,106	Washington Mutual MSC Mortgage Pass-Through Certificates, Series 2002-MS12, Class A, 6.50%, 05/25/32	317,854
	Washington Mutual, Inc.,
167,915	Series 2003-AR4, Class A6, VAR, 3.42%, 05/25/33	164,172
107,207	Series 2003-AR8, Class A, FRN, 4.03%, 08/25/33	105,654
355,043	Series 2003-S4, Class 3A, 5.50%, 06/25/33	352,925
452,456	Series 2003-S8, Class A4, 4.50%, 09/25/18	435,027
908,227	Series 2003-S10, Class A5, 5.00%, 10/25/18	898,625
69,864	Series 2003-S10, Class A6, PO, 10/25/18	45,523
149,893	Series 2004-AR3, Class A2, VAR, 4.24%, 06/25/34	147,192
905,378	Series 2004-S3, Class 2A3, IF, 4.18%, 07/25/34	885,488
	Wells Fargo Mortgage Backed Securities Trust,
150,000	Series 2003-8, Class A9, 4.50%, 08/25/18	143,421
104,750	Series 2003-11 1A, PO, 10/25/18	82,598
663,000	Series 2003-11, Class 1A4, 4.75%, 10/25/18	649,662
146,798	Series 2003-17, Class 2A4, 5.50%, 01/25/34	144,092
657,229	Series 2003-K, Class 1A2, FRN, 4.49%, 11/25/33	626,832
381,863	Series 2004-7, Class 2A2, 5.00%, 07/25/19	373,748
735,977	Series 2004-EE, Class 3A1, FRN, 3.99%, 12/25/34	723,573
850,991	Series 2004-P, Class 2A1, FRN, 4.22%, 09/25/34	837,147
600,000	Series 2004-S, Class A5, FRN, 3.54%, 09/25/34	580,026
405,457	Series 2005-AR10, Class 2A4, FRN, 4.11%, 06/25/35	396,601
387,106	Series 2005-AR16, Class 2A1, VAR, 4.95%, 10/25/35	385,508

		48,095,724

	Total Collateralized Mortgage Obligations (Cost $131,302,170)	129,235,199

	Commercial Mortgage Backed Securities — 1.0%
550,000	Banc of America Commercial Mortgage, Inc., Series 2005-6, Class ASB, VAR, 5.35%, 09/10/47	547,555
	Bear Stearns Commercial Mortgage Securities,
53,038	Series 2000-WF1, Class A1, 7.64%, 02/15/32	54,139
122,270	Series 2004-T16, Class A2, 3.70%, 02/13/46	119,214

JPMorgan Insurance Trust Core Bond Portfolio

Schedule of Portfolio Investments
As of September 30, 2006 (Unaudited) (continued)

Principal Amount ($)	Security Description	Value ($)

250,000	Series 2005-PWR9, Class AAB, 4.80%, 09/11/42	244,000
360,000	Series 2006-PW11, Class A4, VAR, 5.63%, 03/11/39	365,096
195,222	Citigroup Commercial Mortgage Trust, Series 2006-C4, Class A1, VAR, 5.91%, 03/15/49	198,564
100,000	DLJ Commercial Mortgage Corp., Series 1999-CG2, Class A1B, 7.30%, 06/10/32	104,630
330,000	Merrill Lynch Mortgage Trust, Series 2005-MCP1, Class ASB, VAR, 4.67%, 06/12/43	318,924
99,200	Morgan Stanley Capital I, Series 2006-T23, Class A1, 5.68%, 08/12/41	100,850
450,000	Wachovia Bank Commercial Mortgage Trust, Series 2004-C15, Class A2, 4.04%, 10/15/41	435,980

	Total Commercial Mortgage Backed Securities (Cost $2,526,556)	2,488,952

	Corporate Bonds — 11.4%
	Aerospace & Defense — 0.1%
135,000	Northrop Grumman Corp., 7.13%, 02/15/11	144,553
69,481	Systems 2001 AT LLC (Cayman Islands), 7.16%, 12/15/11 (e)	72,147

		216,700

	Airlines — 0.3%
85,000	American Airlines, Inc., Series 1999-1, 7.02%, 10/15/09	87,231
275,000	Delta Air Lines, Inc., Series 2000-1, 7.57%, 11/18/10 (d)	275,344
	United AirLines, Inc.,
206,693	Series 2001-1, 6.07%, 03/01/13	206,445
131,839	Series 2001-1, 6.20%, 09/01/08	131,839

		700,859

	Automobiles — 0.1%
350,000	DaimlerChrysler NA Holding Corp., 7.20%, 09/01/09	364,683

	Capital Markets — 1.9%
400,000	Bear Stearns Cos., Inc. (The), 3.25%, 03/25/09	382,714
	Credit Suisse First Boston USA, Inc.,
50,000	4.88%, 01/15/15	48,098
150,000	5.50%, 08/15/13	151,333
500,000	6.13%, 11/15/11	518,570
	Goldman Sachs Group, Inc.,
200,000	3.88%, 01/15/09	194,606
375,000	4.75%, 07/15/13	360,100
150,000	5.25%, 10/15/13	148,025
400,000	6.88%, 01/15/11	423,949
	Lehman Brothers Holdings, Inc.,
100,000	4.00%, 01/22/08	98,406
175,000	6.63%, 01/18/12	185,588
100,000	Series G, 4.80%, 03/13/14	95,927
	Merrill Lynch & Co., Inc.,
100,000	4.79%, 08/04/10	98,472
150,000	5.45%, 07/15/14	150,218
200,000	Series B, 3.70%, 04/21/08	195,637
200,000	Series C, 4.13%, 01/15/09	195,458
	Morgan Stanley & Co., Inc.,
400,000	4.75%, 04/01/14	380,392
300,000	6.60%, 04/01/12	318,542
640,000	6.75%, 04/15/11	676,631
150,000	State Street Corp., 7.65%, 06/15/10	161,449

		4,784,115

	Chemicals — 0.1%
150,000	Dow Chemical Co. (The), 6.13%, 02/01/11	154,655
80,000	Monsanto Co., 7.38%, 08/15/12	87,792

		242,447

	Commercial Banks — 1.1%
75,000	Branch Banking & Trust Co., 4.88%, 01/15/13	73,159
250,000	Firstar Bank NA, 7.13%, 12/01/09	263,945
50,000	HSBC Holdings plc (United Kingdom), 7.35%, 11/27/32	59,132
250,000	Huntington National Bank, 8.00%, 04/01/10	271,744
200,000	Keycorp, Series G, 4.70%, 05/21/09	197,324
75,000	Popular North America, Inc., 4.25%, 04/01/08	73,645
190,000	Royal Bank of Canada (Canada), 3.88%, 05/04/09	184,891
250,000	Suntrust Bank, 6.38%, 04/01/11	260,919
100,000	US Bancorp, 7.50%, 06/01/26	119,562

JPMorgan Insurance Trust Core Bond Portfolio

Schedule of Portfolio Investments
As of September 30, 2006 (Unaudited) (continued)

Principal Amount ($)	Security Description	Value ($)

200,000	U.S. Bank NA, 6.50%, 02/01/08	202,915
100,000	Wachovia Bank NA, 7.80%, 08/18/10	108,679
	Wachovia Corp.,
240,000	3.50%, 08/15/08	232,903
150,000	3.63%, 02/17/09	144,879
260,000	Wells Fargo & Co., 3.13%, 04/01/09	248,004
250,000	Wells Fargo Bank NA, 7.55%, 06/21/10	270,169

		2,711,870

	Communications Equipment — 0.0% (g)
80,000	Cisco Systems, Inc., 5.50%, 02/22/16	80,636

	Computers & Peripherals — 0.1%
150,000	International Business Machines Corp., 5.39%, 01/22/09	150,671

	Consumer Finance — 1.2%
100,000	American Express Credit Corp., 3.00%, 05/16/08	96,658
450,000	Ford Motor Credit Co., 7.38%, 10/28/09	437,312
	HSBC Finance Corp.,
150,000	5.00%, 06/30/15	144,990
500,000	5.88%, 02/01/09	508,264
200,000	6.40%, 06/17/08	203,782
500,000	6.50%, 11/15/08	512,550
200,000	7.88%, 03/01/07	201,979
	International Lease Finance Corp.,
60,000	4.50%, 05/01/08	59,245
40,000	5.88%, 05/01/13	41,054
165,000	6.38%, 03/15/09	169,094
	SLM Corp.,
300,000	4.00%, 01/15/10	289,043
100,000	Series A, 5.38%, 01/15/13	99,738
100,000	Toyota Motor Credit Corp.,
	2.88%, 08/01/08	96,066
100,000	Washington Mutual Financial Corp.,
	6.88%, 05/15/11	106,618

		2,966,393

	Diversified Financial Services — 1.5%
	Associates Corp. of N. America,
200,000	8.15%, 08/01/09	215,364
250,000	8.55%, 07/15/09	271,613
	Bank of America Corp.,
200,000	3.88%, 01/15/08	196,646
200,000	5.25%, 12/01/15	196,936
570,000	7.80%, 02/15/10	615,395
100,000	CIT Group, Inc., 7.75%, 04/02/12	110,721
	Citigroup, Inc.,
150,000	4.70%, 05/29/15	143,379
300,000	5.63%, 08/27/12	305,459
	General Electric Capital Corp.,
150,000	3.50%, 05/01/08	146,301
175,000	Series A, 4.25%, 01/15/08	173,051
170,000	Series A, 5.00%, 02/15/07	169,790
300,000	Series A, 5.88%, 02/15/12	309,561
200,000	Series A, 6.00%, 06/15/12	207,800
200,000	Series A, 6.75%, 03/15/32	228,608
500,000	Series A, 7.38%, 01/19/10	533,391
130,000	Textron Financial Corp., 5.13%, 02/03/11	129,379

		3,953,394

	Diversified Telecommunication Services — 1.2%
100,000	BellSouth Corp., 5.20%, 09/15/14	96,385
313,225	Bellsouth Telecommunications, 6.30%, 12/15/15	317,870
400,000	British Telecommunications plc (United Kingdom), 8.37%, 12/15/10	448,257
180,000	France Telecom S.A. (France), 7.75%, 03/01/11	197,204
150,000	Nynex Capital Funding Co., Series B, SUB, 8.23%, 10/15/09	160,469
	Sprint Capital Corp.,
500,000	6.00%, 01/15/07	500,536
100,000	8.38%, 03/15/12	112,079
60,000	8.75%, 03/15/32	73,170
115,000	Telus Corp. (Canada), 8.00%, 06/01/11	126,765

650,000	Verizon Communications Corp., 7.25%, 12/01/10	697,210
100,000	Bell Telephone Co., 8.35%, 12/15/30	114,130

100,000	Verizon Virginia, Inc., Series A, 4.63%, 03/15/13	93,073

		2,937,148

JPMorgan Insurance Trust Core Bond Portfolio

Schedule of Portfolio Investments
As of September 30, 2006 (Unaudited) (continued)

Principal Amount ($)	Security Description	Value ($)

	Electric Utilities — 0.5%
100,000	Carolina Power & Light Co., 5.13%, 09/15/13	98,347
100,000	CenterPoint Energy Houston Electric LLC, Series M2, 5.75%, 01/15/14	100,681
70,000	Commonwealth Edison Co., 6.95%, 07/15/18	73,837
150,000	Exelon Generation Co. LLC, 6.95%, 06/15/11	159,013
65,000	PSEG Power LLC, 7.75%, 04/15/11	70,525
675,000	Virginia Electric & Power Co., Series A, 5.38%, 02/01/07	674,469

		1,176,872

	Food & Staples Retailing — 0.1%
150,000	Kroger Co. (The), 8.05%, 02/01/10	161,473

	Gas Utilities — 0.0% (g)
80,000	KeySpan Gas East Corp., 7.88%, 02/01/10	86,072

	Independent Power Producers & Energy Traders — 0.1%
165,000	Constellation Energy Group, Inc., 6.35%, 04/01/07	165,670

	Industrial Conglomerates — 0.2%
250,000	General Electric Co., 5.00%, 02/01/13	247,175
	Tyco International Group S.A. (Luxembourg),
200,000	6.38%, 10/15/11	209,658
50,000	6.75%, 02/15/11	52,808
100,000	Tyco International Ltd., 7.20%, 10/15/08	103,387

		613,028

	Insurance — 1.2%
130,000	American International Group, Inc., 4.25%, 05/15/13	122,072
	ASIF Global Financing,
250,000	3.90%, 10/22/08 (e)	243,774
300,000	4.90%, 01/17/13 (e)	293,172
200,000	Jackson National Life Global Funding, 6.13%, 05/30/12 (e)	207,296
	John Hancock Global Funding II,
100,000	3.50%, 01/30/09 (e)	96,324
100,000	7.90%, 07/02/10 (e)	109,608
	MassMutual Global Funding II,
160,000	3.25%, 06/15/07 (e)	157,727
200,000	3.50%, 03/15/10 (e)	190,512
100,000	Metropolitan Life Global Funding I, 5.20%, 09/18/13 (e)	100,145
150,000	Monumental Global Funding II, 4.38%, 07/30/09 (e)	146,845
200,000	Monumental Global Funding III, 5.20%, 01/30/07 (e)	199,848
100,000	Nationwide Financial Services, 6.25%, 11/15/11	103,847
	New York Life Global Funding,
75,000	3.88%, 01/15/09 (e)	72,881
250,000	5.38%, 09/15/13 (e)	251,799
145,000	Pacific Life Global Funding, 3.75%, 01/15/09 (e)	140,810
300,000	Principal Life Global Funding I, 6.25%, 02/15/12 (e)	313,755
	Protective Life Secured Trust,
85,000	4.00%, 10/07/09	82,426
200,000	4.00%, 04/01/11	190,258

		3,023,099

	Media — 0.5%
125,000	Comcast Cable Communications Holdings, Inc., 7.13%, 06/15/13	134,766
150,000	Comcast Corp., 5.50%, 03/15/11	150,763
100,000	COX Communications, Inc., 7.75%, 11/01/10	107,919
335,000	TCI Comminication, Inc., 9.80%, 02/01/12	395,694
	Time Warner Cos., Inc.,
120,000	8.18%, 08/15/07	122,788
100,000	9.15%, 02/01/23	124,241
150,000	Time Warner Entertainment Co. LP,
	10.15%, 05/01/12	178,701

		1,214,872

	Multi-Utilities — 0.2%
130,000	DTE Energy Co., Series A, 6.65%, 04/15/09	133,802
	Duke Power Company LLC,
125,000	4.20%, 10/01/08	122,389
150,000	5.63%, 11/30/12	152,135

		408,326

JPMorgan Insurance Trust Core Bond Portfolio

Schedule of Portfolio Investments
As of September 30, 2006 (Unaudited) (continued)

Principal Amount ($)	Security Description	Value ($)

	Oil, Gas & Consumable Fuels — 0.1%
100,000	Conoco Funding Co. (Canada), 5.45%, 10/15/06	100,000
125,000	ConocoPhillips Co., 8.75%, 05/25/10	139,594

		239,594

	Paper & Forest Products — 0.1%
	International Paper Co.,
165,000	4.00%, 04/01/10	158,294
55,000	4.25%, 01/15/09	53,743
65,000	Union Camp Corp., 6.50%, 11/15/07	65,491
100,000	Weyerhaeuser Co., 6.75%, 03/15/12	104,513

		382,041

	Real Estate Management & Development — 0.1%
165,000	EOP Operating LP, 6.75%, 02/15/12	173,235
30,000	ERP Operating LP, 4.75%, 06/15/09	29,579

		202,814

	Road & Rail — 0.1%
	Burlington Northern Santa Fe Corp.,
60,000	6.13%, 03/15/09	61,196
150,000	7.13%, 12/15/10	160,397

		221,593

	Thrifts & Mortgage Finance — 0.5%
	Countrywide Home Loans, Inc.,
50,000	3.25%, 05/21/08	48,449
200,000	Series E, 7.20%, 10/30/06	200,248
250,000	Series L, 4.00%, 03/22/11	235,952
150,000	MGIC Investment Corp., 6.00%, 03/15/07	150,237

250,000	Washington Mutual Bank FA, 5.65%, 08/15/14	250,491
90,000	Washington Mutual, Inc., 4.20%, 01/15/10	87,143
300,000	World Savings Bank FSB, 4.50%, 06/15/09	294,944

		1,267,464

	Wireless Telecommunication Services — 0.1%
	New Cingular Wireless Services, Inc.,
50,000	7.50%, 05/01/07	50,581
150,000	7.88%, 03/01/11	164,264

		214,845

	Total Corporate Bonds (Cost $28,047,307)	28,486,679

	Mortgage Pass-Through Securities — 12.2%
	Federal Home Loan Mortgage Corp. Conventional Pools,
82,325	10.00%, 01/01/20 - 09/01/20	90,454
8,394	12.00%, 07/01/19	9,274
558,749	ARM, 4.12%, 04/01/34	547,047
346,578	ARM, 4.66%, 03/01/35	342,890
	Federal Home Loan Mortgage Corp. Gold Pools,
2,174,035	4.00%, 05/01/14 - 09/01/35	2,052,510
829,891	4.50%, 08/01/18 - 05/01/19	800,846
338,527	5.50%, 10/01/33	334,809
525,792	6.00%, 12/01/22 - 01/01/34	530,682
1,408,176	6.50%, 10/01/17 - 11/01/34	1,439,456
1,261,759	7.00%, 01/01/17 - 04/01/35	1,293,296
43,930	7.50%, 09/01/10	44,417
54,629	8.50%, 11/01/15	57,974
6,268	9.00%, 06/01/10	6,563
	Federal National Mortgage Association Pools,
406,755	3.00%, 09/01/31	349,172
765,930	3.50%, 09/01/18 - 06/01/19	702,752
6,249,833	4.00%, 09/01/13 - 12/01/18	5,935,870
3,121,330	4.50%, 11/01/14 - 02/01/35	2,990,026
639,648	5.00%, 06/01/18 - 09/01/35	617,210
3,429,201	5.50%, 04/01/33 - 01/01/34	3,387,977
2,694,521	6.00%, 05/01/09 - 09/01/33	2,720,734
1,522,293	6.50%, 03/01/19 - 10/01/35	1,556,980
33,847	7.00%, 08/01/32	34,898
478,597	8.00%, 11/01/12 - 11/01/28	503,701
214,986	8.50%, 12/01/07 - 06/01/30	231,036
143,599	9.00%, 04/01/25	154,947
18,592	10.00%, 08/01/21	20,460
653,186	ARM, 3.87%, 07/01/33	638,727
517,735	ARM, 4.17%, 01/01/34	508,940
359,131	ARM, 4.19%, 10/01/34	352,347
658,506	ARM, 4.72%, 05/01/35	655,538
1,102,363	ARM, 4.85%, 01/01/35	1,086,893
201,377	ARM, 4.93%, 04/01/34	201,144
20,982	ARM, 5.37%, 03/01/29	21,128
8,744	ARM, 6.39%, 03/01/19	8,829
	Government National Mortgage Association Pools,
21,608	6.50%, 10/15/28	22,228

JPMorgan Insurance Trust Core Bond Portfolio

Schedule of Portfolio Investments
As of September 30, 2006 (Unaudited) (continued)

Principal Amount ($)	Security Description	Value ($)

41,702	7.00%, 06/15/33	43,395
20,471	7.50%, 09/15/28	21,328
152,983	8.00%, 01/15/16 - 05/15/28	161,510
6,073	8.50%, 05/20/25	6,534

	Total Mortgage Pass-Through Securities (Cost $30,883,553)	30,484,522

	U.S. Government Agency Securities — 0.9%
2,211,869	Federal Home Loan Bank System,
	4.72%, 09/20/12
	(Cost $2,206,967)	2,165,903

	U.S. Treasury Obligations — 15.7%
	U.S. Treasury Bonds,
150,000	7.63%, 02/15/25	200,355
1,350,000	11.75%, 11/15/14 (m)	1,625,484
691,988	U.S. Treasury Inflation Indexed Bond,
	3.63%, 04/15/28	857,552
124,082	U.S. Treasury Inflation Indexed Note,
	3.88%, 01/15/09	127,645
	U.S. Treasury Notes,
375,000	3.38%, 02/15/08	367,925
200,000	3.63%, 07/15/09	194,836
1,500,000	5.00%, 07/31/08	1,507,032
2,150,000	6.50%, 02/15/10 (m)	2,274,717
	U.S. Treasury Bonds Principal STRIPS,
1,000,000	11/15/09	867,338
705,000	08/15/11	566,838
900,000	11/15/12	681,358
3,600,000	02/15/13	2,696,299
4,000,000	02/15/14 (m)	2,852,680
5,750,000	05/15/14 (m)	4,047,937
3,000,000	08/15/14 (m)	2,087,784
2,600,000	11/15/14 (m)	1,785,859
825,000	02/15/15 (m)	559,693
245,000	05/15/15	164,435
360,000	08/15/15	238,634
3,085,000	11/15/15	2,015,998
4,500,000	02/15/16 (m)	2,906,581
1,215,000	05/15/16	774,949
200,000	08/15/16	125,960
2,900,000	11/15/16	1,801,587
2,750,000	02/15/17	1,690,139
4,550,000	05/15/17	2,755,198
2,900,000	11/15/17	1,711,348
800,000	05/15/18	461,031
1,750,000	02/15/19	966,233
100,000	02/15/22	47,449
500,000	02/15/23	225,288

	Total U.S. Treasury Obligations (Cost $38,737,314)	39,186,162

	Municipal Bond — 0.1%
250,000	State of Illinois, Taxable Pension,
	GO, 5.10%, 06/01/33
	(Cost $250,000)	239,530

	Foreign Government Securities — 0.4%
	Mexico Government International Bond (Mexico),
150,000	4.63%, 10/08/08	147,975
50,000	6.38%, 01/16/13	52,575
100,000	6.63%, 03/03/15	106,500
325,000	Series A, 7.50%, 04/08/33	374,888
400,000	Province of Quebec (Canada),
	5.75%, 02/15/09	406,681

	Total Foreign Government Securities (Cost $1,018,525)	1,088,619

	Supranational — 0.0% (g)
50,000	Corp. Andina de Fomento,
	5.20%, 05/21/13
	(Cost $49,850)	48,975

	Total Long-Term Investments
	(Cost $238,255,905)	236,691,559

Shares

	Short-Term Investment — 5.0%
	Investment Company — 5.0%
12,487,592	JPMorgan Liquid Assets Money Market Fund (b)
	(Cost $12,487,592)	12,487,592

JPMorgan Insurance Trust Core Bond Portfolio

Schedule of Portfolio Investments
As of September 30, 2006 (Unaudited) (continued)

Principal Amount ($)	Security Description	Value ($)

	Investments of Cash Collateral for Securities Loaned — 4.6%
	Certificates of Deposit — 1.4%
1,000,000	Credit Suisse First Boston, New York,
	FRN, 5.40%, 10/17/06	1,000,000
1,000,000	Deutsche Bank, New York,
	FRN, 5.47%, 01/22/08	1,000,000
499,997	Norinchukin Bank, New York,
	5.32%, 10/24/06	499,997
999,607	Societe Generale, New York,
	FRN, 5.32%, 06/20/07	999,607

		3,499,604

	Corporate Notes — 3.1%
1,000,000	Bank of America,
	FRN, 5.31%, 11/07/06	1,000,000
750,000	Banque Federative Du Credit,
	FRN, 5.33%, 07/13/07	750,000
	Beta Finance, Inc., FRN,
100,000	5.37%, 01/15/08	100,000
1,000,150	5.44%, 03/15/07	1,000,150
1,000,000	CDC Financial Products, Inc.,
	FRN, 5.43%, 10/30/06	1,000,000
1,300,000	Citigroup Global Markets, Inc.,
	FRN, 5.45%, 10/06/06	1,300,000
1,000,045	Links Finance LLC,
	FRN, 5.42%, 10/06/06	1,000,045
749,936	Macquarie Bank Ltd.,
	FRN, 5.35%, 10/29/07	749,936
1,000,000	Unicredito Italiano Bank plc (Ireland),
	FRN, 5.34%, 10/29/07	1,000,000

		7,900,131

	Repurchase Agreement — 0.1%
221,520	Bank of America Securities LLC, 5.39%, dated 09/29/06, due 10/02/06, repurchase price $222,619, collateralized by U.S. Government Agency Mortgages.	221,520

	Total Investments of Cash Collateral for Securities Loaned
	(Cost $11,621,255)	11,621,255

	Total Investments — 104.2% (Cost $262,364,752)	260,800,406
	Liabilities in Excess of Other Assets — (4.2)%	(10,402,934)

	NET ASSETS — 100.0%	$250,397,472

Percentages indicated are based on net assets.

ABBREVIATIONS:

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by JPMorgan Investment Advisors Inc.

(d)	Defaulted Security.

(e)

All or a portion of this security is a 144A or private placement security and can only be sold to qualified institutional buyers. Unless otherwise indicated, these securities have been determined to be liquid under procedures established by the Board of Trustees.

(g)	Amount rounds to less than 0.1%.

(m)

All or a portion of this security is segregated for current or potential holdings of futures, swaps, options, TBA, and when-issued securities, delayed delivery securities, and reverse repurchase agreements.

ARM	Adjustable Rate Mortgage

CMO	Collateralized Mortgage Obligation

FRN	Floating Rate Note. The rate shown is the rate in effect as of September 30, 2006.

GO	General Obligation

HB

High Coupon Bonds (a.k.a. “IOettes”) represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit (REMIC) trust and allocating them to the small principal of the HB class.

IF	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index.

IO

Interest Only represents the right to receive the monthly interest payment on an underlying pool of mortgage loans. The face amount shown represents the par value on the underlying pool. The yields on these securities exceed yields on other mortgage-backed securities because their cash flow patterns are more volatile and there is a greater risk that the initial investment will not be fully recouped. These securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

PO

Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.

JPMorgan Insurance Trust Core Bond Portfolio

Schedule of Portfolio Investments
As of September 30, 2006 (Unaudited) (continued)

STRIPS

Separate Trading of Registered Interest and Principal Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

SUB	Step-Up Bond. The rate shown is the rate in effect as of September 30, 2006.

VAR	Variable. The interest rate shown is the rate in effect at September 30, 2006.

As of September 30, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,835,003
Aggregate gross unrealized depreciation	(4,399,349)

Net unrealized appreciation/depreciation	$(1,564,346)

Federal income tax cost of investments	$262,364,752

JPMorgan Insurance Trust Diversified Equity Portfolio

Schedule of Portfolio Investments
As of September 30, 2006 (Unaudited)

Shares	Security Description	Value ($)

	Long-Term Investments — 98.9%
	Common Stocks — 98.9%
	Aerospace & Defense — 2.6%
40,500	Honeywell International, Inc.	1,656,450
33,970	United Technologies Corp.	2,152,000

		3,808,450

	Auto Components — 0.7%
13,400	Johnson Controls, Inc.	961,316

	Beverages — 1.1%
37,140	Coca-Cola Co. (The)	1,659,415

	Biotechnology — 1.3%
20,912	Amgen, Inc. (a)	1,495,835
12,000	MedImmune, Inc. (a)	350,520

		1,846,355

	Capital Markets — 3.7%
10,200	Franklin Resources, Inc.	1,078,650
17,465	Lazard Ltd., Class A (Bermuda)	698,251
30,232	Morgan Stanley	2,204,215
21,800	State Street Corp.	1,360,320

		5,341,436

	Chemicals — 2.2%
25,700	Dow Chemical Co. (The)	1,001,786
34,000	Georgia Gulf Corp.	932,280
22,260	Praxair, Inc.	1,316,902

		3,250,968

	Commercial Banks — 4.3%
27,300	Marshall & Ilsley Corp.	1,315,314
19,100	TCF Financial Corp.	502,139
51,720	U.S. Bancorp	1,718,138
74,116	Wells Fargo & Co.	2,681,517

		6,217,108

	Communications Equipment — 4.1%
80,900	Cisco Systems, Inc. (a)	1,860,700
68,300	Corning, Inc. (a)	1,667,203
57,600	QUALCOMM, Inc.	2,093,760
28,600	Tellabs, Inc. (a)	313,456

		5,935,119

	Computers & Peripherals — 3.6%
14,610	Apple Computer, Inc. (a)	1,125,408
58,170	Hewlett-Packard Co.	2,134,257
19,752	International Business Machines Corp.	1,618,479
76,000	Sun Microsystems, Inc. (a)	377,720

		5,255,864

	Consumer Finance — 1.0%
26,800	American Express Co.	1,502,944

	Diversified Financial Services — 6.5%
74,937	Bank of America Corp.	4,014,375
28,220	CIT Group, Inc.	1,372,338
80,834	Citigroup, Inc.	4,015,025

		9,401,738

	Diversified Telecommunication Services — 2.6%
55,038	AT&T, Inc.	1,792,037
54,492	Verizon Communications, Inc.	2,023,288

		3,815,325

	Electric Utilities — 2.5%
43,800	Edison International	1,823,832
76,300	Northeast Utilities	1,775,501

		3,599,333

	Energy Equipment & Services — 1.4%
4,200	Noble Corp.	269,556
14,300	Schlumberger Ltd.	887,029
21,000	Weatherford International Ltd. (a)	876,120

		2,032,705

	Food & Staples Retailing — 2.0%
24,600	CVS Corp.	790,152
14,900	Safeway, Inc.	452,215
15,200	SUPERVALU, Inc.	450,680
38,170	Sysco Corp.	1,276,787

		2,969,834

	Food Products — 0.8%
23,800	Kellogg Co.	1,178,576

	Health Care Equipment & Supplies — 1.0%
33,300	Baxter International, Inc.	1,513,818

	Health Care Providers & Services — 2.7%
5,220	Aetna, Inc.	206,451
21,650	McKesson Corp.	1,141,388
11,840	Medco Health Solutions, Inc. (a)	711,702
10,600	UnitedHealth Group, Inc.	521,520
17,820	WellPoint, Inc. (a)	1,373,031

		3,954,092

	Hotels, Restaurants & Leisure — 0.9%
11,420	Carnival Corp.	537,083
14,600	Starwood Hotels & Resorts Worldwide, Inc.	834,974

		1,372,057

JPMorgan Insurance Trust Diversified Equity Portfolio

Schedule of Portfolio Investments
As of September 30, 2006 (Unaudited) (continued)

Shares	Security Description	Value ($)

	Household Durables — 0.7%
3,240	Mohawk Industries, Inc. (a)	241,218
30,200	Toll Brothers, Inc. (a)	848,016

		1,089,234

	Household Products — 2.7%
64,107	Procter & Gamble Co.	3,973,352

	Industrial Conglomerates — 3.8%
157,075	General Electric Co.	5,544,747

	Insurance — 4.7%
14,830	AMBAC Financial Group, Inc.	1,227,183
54,000	Genworth Financial, Inc.	1,890,540
18,470	Hartford Financial Services Group, Inc.	1,602,272
16,700	MBIA, Inc.	1,026,048
18,920	RenaissanceRe Holdings Ltd. (Bermuda)	1,051,952

		6,797,995

	Internet Software & Services — 1.2%
2,600	Google, Inc., Class A (a)	1,044,940
27,500	Yahoo!, Inc. (a)	695,200

		1,740,140

	IT Services — 0.4%
12,900	Infosys Technologies Ltd. ADR (India)	615,717

	Machinery — 2.5%
21,200	Danaher Corp.	1,455,804
10,700	Deere & Co.	897,837
18,700	Eaton Corp.	1,287,495

		3,641,136

	Media — 3.4%
33,180	CBS Corp., Class B	934,681
10,600	Comcast Corp., Class A (a)	390,610
19,170	E.W. Scripps Co., Class A	918,818
11,010	Gannett Co., Inc.	625,698
75,160	News Corp., Class A	1,476,894
15,980	Viacom, Inc., Class B (a)	594,136

		4,940,837

	Metals & Mining — 0.7%
16,700	United States Steel Corp.	963,256

	Multiline Retail — 2.7%
14,900	J.C. Penney Co., Inc.	1,019,011
26,480	Kohl’s Corp. (a)	1,719,082
20,377	Target Corp.	1,125,829

		3,863,922

	Multi-Utilities — 1.2%
84,500	Xcel Energy, Inc.	1,744,925

	Oil, Gas & Consumable Fuels — 7.7%
29,370	Chevron Corp.	1,904,938
42,050	ConocoPhillips	2,503,237
27,200	Devon Energy Corp.	1,717,680
6,700	EOG Resources, Inc.	435,835
62,009	Exxon Mobil Corp.	4,160,804
9,400	Occidental Petroleum Corp.	452,234

		11,174,728

	Pharmaceuticals — 7.6%
50,100	Abbott Laboratories	2,432,856
43,400	Merck & Co., Inc.	1,818,460
68,179	Pfizer, Inc.	1,933,557
85,000	Schering-Plough Corp.	1,877,650
14,760	Sepracor, Inc. (a)	714,974
45,050	Wyeth	2,290,342

		11,067,839

	Real Estate Investment Trusts (REITs) — 1.0%
27,500	Apartment Investment & Management Co.	1,496,275

	Road & Rail — 1.7%
26,300	CSX Corp.	863,429
36,400	Norfolk Southern Corp.	1,603,420

		2,466,849

	Semiconductors & Semiconductor Equipment — 1.7%
15,600	Linear Technology Corp.	485,472
27,900	Marvell Technology Group Ltd. (Bermuda) (a)	540,423
71,000	PMC-Sierra, Inc. (a)	421,740
45,000	Xilinx, Inc.	987,750

		2,435,385

	Software — 3.7%
123,305	Microsoft Corp.	3,369,926
85,140	Oracle Corp. (a)	1,510,383
12,000	Salesforce.com, Inc. (a)	430,560

		5,310,869

	Specialty Retail — 1.9%
7,200	Abercrombie & Fitch Co.	500,256
13,200	Advance Auto Parts, Inc.	434,808
51,620	Staples, Inc.	1,255,915
22,500	TJX Cos., Inc.	630,675

		2,821,654

	Textiles, Apparel & Luxury Goods — 0.8%
35,380	Coach, Inc. (a)	1,217,072

	Thrifts & Mortgage Finance — 0.8%
17,591	Freddie Mac	1,166,811

JPMorgan Insurance Trust Diversified Equity Portfolio

Schedule of Portfolio Investments
As of September 30, 2006 (Unaudited) (continued)

Shares	Security Description	Value ($)

	Tobacco — 2.3%
42,858	Altria Group, Inc.	3,280,780

	Wireless Telecommunication Services — 0.7%
57,038	Sprint Nextel Corp.	978,202

	Total Common Stocks (Cost $131,043,066)	143,948,178

	Short-Term Investment — 0.3%
	Investment Company — 0.3%
347,974	JPMorgan Liquid Assets Money Market Fund (b) (m) (Cost $347,974)	347,974

Principal Amount ($)

	Investments of Cash Collateral for Securities Loaned — 3.3%
	Certificates of Deposit — 1.8%
135,000	Credit Suisse First Boston, FRN, 5.40%, 10/17/06	135,000
700,000	Deutsche Bank, New York, FRN, 5.47%, 01/22/08	700,000
250,000	Mizuho Corporate Bank Ltd., New York, 5.30%, 10/26/06	250,000
249,999	Norinchukin Bank, New York, 5.32%, 10/24/06	249,999
1,249,509	Societe Generale, New York, FRN, 5.32%, 06/20/07	1,249,509

		2,584,508

	Commercial Papers — 0.3%
99,561	Concord Minutemen, C.C. LLC, Series A, 5.29%, 10/20/06	99,561
248,785	Fenway Funding LLC, 5.33%, 10/23/06	248,785

		348,346

	Corporate Note — 0.1%
200,009	Links Finance LLC, FRN, 5.52%, 10/06/06	200,009

	Repurchase Agreements — 1.0%
721,192	Bank of America Securities LLC, 5.32%, dated 09/29/06, due 10/02/06, repurchase price $721,512, collateralized by U.S. Government Agency Mortgages	721,192
750,000	Lehman Brothers, Inc., 5.38%, dated 09/29/06, due 10/02/06, repurchase price $750,336, collateralized by U.S. Government Agency Mortgages	750,000

		1,471,192

	Time Deposit — 0.1%
200,000	American Express Bank, 5.29%, 10/16/06	200,000

	Total Investments of Cash Collateral for Securities Loaned (Cost $4,804,055)	4,804,055

	Total Investments — 102.5% (Cost $136,195,095)	149,100,207
	Liabilities in Excess of Other Assets — (2.5)%	(3,607,952)

	NET ASSETS — 100.0%	$145,492,255

Percentages indicated are based on net assets.

ABBREVIATIONS:

(a)	Non-income producing security.

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by JPMorgan Investment Advisors Inc.

(m)

All or a portion of this security is segregated for current or potential holdings of futures, swaps, options, TBA, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

ADR	American Depositary Receipt

FRN	Floating Rate Note. The rate shown is the rate in effect as of September 30, 2006.

As of September 30, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation		$14,851,624
Aggregate gross unrealized depreciation		(1,946,512)

Net unrealized appreciation/depreciation		$12,905,112

Federal income tax cost of investments		$136,195,095

JPMorgan Insurance Trust Diversified Mid Cap Growth Portfolio

Schedule of Portfolio Investments
As of September 30, 2006 (Unaudited)

Shares	Security Description	Value ($)

	Long-Term Investments — 98.4%
	Common Stocks — 98.4%
	Aerospace & Defense — 1.6%
20,950	Precision Castparts Corp.	1,323,202
22,950	Rockwell Collins, Inc.	1,258,578

		2,581,780

	Airlines — 0.9%
59,150	Skywest, Inc.	1,450,358

	Biotechnology — 2.2%
16,500	Amylin Pharmaceuticals, Inc. (a)	727,155
45,450	Celgene Corp. (a)	1,967,985
26,700	Vertex Pharmaceuticals, Inc. (a)	898,455

		3,593,595

	Capital Markets — 5.0%
14,950	Affiliated Managers Group, Inc. (a)	1,496,645
67,300	E*Trade Financial Corp. (a)	1,609,816
44,050	Investment Technology Group, Inc. (a)	1,971,237
38,737	Lazard Ltd., Class A (Bermuda)	1,548,705
33,900	T. Rowe Price Group, Inc.	1,622,115

		8,248,518

	Chemicals — 0.7%
61,350	Rockwood Holdings, Inc. (a)	1,225,773

	Commercial Banks — 0.8%
17,500	Zions Bancorp	1,396,675

	Commercial Services & Supplies — 6.4%
48,600	Brady Corp., Class A	1,708,776
14,300	Corporate Executive Board Co.	1,285,713
34,200	Corrections Corp. of America (a)	1,479,150
87,500	Steelcase, Inc.	1,372,875
26,600	Stericycle, Inc. (a)	1,856,414
58,026	West Corp. (a)	2,802,656

		10,505,584

	Communications Equipment — 0.8%
31,200	Harris Corp.	1,388,088

	Computers & Peripherals — 3.9%
56,300	NCR Corp. (a)	2,222,724
45,100	Network Appliance, Inc. (a)	1,669,151
58,600	Seagate Technology (Cayman Islands) (a)	1,353,074
256,600	Sun Microsystems, Inc. (a)	1,275,302

		6,520,251

	Diversified Consumer Services — 1.6%
19,700	ITT Educational Services, Inc. (a)	1,306,110
31,000	Weight Watchers International, Inc.	1,374,540

		2,680,650

	Diversified Financial Services — 1.6%
27,200	CIT Group, Inc.	1,322,736
18,400	NYSE Group, Inc. (a)	1,375,400

		2,698,136

	Diversified Telecommunication Services — 1.2%
105,700	Time Warner Telecom, Inc., Class A (a)	2,009,357

	Electrical Equipment — 2.5%
53,500	General Cable Corp. (a)	2,044,235
46,250	Roper Industries, Inc.	2,069,225

		4,113,460

	Electronic Equipment & Instruments — 4.2%
78,350	Amphenol Corp., Class A	4,852,215
38,852	Ingram Micro, Inc. (a)	744,404
47,350	Jabil Circuit, Inc.	1,352,790

		6,949,409

	Energy Equipment & Services — 2.5%
33,250	BJ Services Co.	1,001,822
24,900	ENSCO International, Inc.	1,091,367
18,600	FMC Technologies, Inc. (a)	998,820
17,000	National Oilwell Varco, Inc. (a)	995,350

		4,087,359

	Food & Staples Retailing — 0.8%
42,500	Safeway, Inc.	1,289,875

JPMorgan Insurance Trust Diversified Mid Cap Growth Portfolio

Schedule of Portfolio Investments
As of September 30, 2006 (Unaudited) (continued)

Shares	Security Description	Value ($)

	Gas Utilities — 0.7%
14,300	Questar Corp.	1,169,311

	Health Care Equipment & Supplies — 2.3%
27,900	Advanced Medical Optics, Inc. (a)	1,103,445
20,300	Hologic, Inc. (a)	883,456
35,600	Mentor Corp.	1,793,884

		3,780,785

	Health Care Providers & Services — 7.3%
31,161	Caremark Rx, Inc.	1,765,894
35,282	Coventry Health Care, Inc. (a)	1,817,729
68,800	DaVita, Inc. (a)	3,981,456
35,000	Lincare Holdings, Inc. (a)	1,212,400
22,600	Medco Health Solutions, Inc. (a)	1,358,486
27,700	Omnicare, Inc.	1,193,593
17,807	Triad Hospitals, Inc. (a)	784,042

		12,113,600

	Health Care Technology — 1.4%
22,100	Cerner Corp. (a)	1,003,340
55,700	Per-Se Technologies, Inc. (a)	1,268,846

		2,272,186

	Hotels, Restaurants & Leisure — 3.9%
37,600	Four Seasons Hotels, Inc. (Canada)	2,400,760
38,500	International Game Technology	1,597,750
47,600	Scientific Games Corp., Class A (a)	1,513,680
14,850	Wynn Resorts Ltd. (a)	1,009,948

		6,522,138

	Insurance — 2.9%
15,100	Everest Re Group Ltd. (Barbados)	1,472,703
43,600	Hanover Insurance Group, Inc. (The)	1,945,868
58,200	Security Capital Assurance Ltd. (Bermuda) (a)	1,393,890

		4,812,461

	Internet & Catalog Retail — 0.7%
42,300	Coldwater Creek, Inc. (a)	1,216,548

	IT Services — 4.4%
81,950	Alliance Data Systems Corp. (a)	4,522,821
23,879	CheckFree Corp. (a)	986,680
59,100	VeriFone Holdings, Inc. (a)	1,687,305

		7,196,806

	Leisure Equipment & Products — 0.9%
39,300	Pool Corp.	1,513,050

	Life Sciences Tools & Services — 1.2%
31,000	Covance, Inc. (a)	2,057,780

	Machinery — 1.6%
31,650	Oshkosh Truck Corp.	1,597,376
13,500	Parker-Hannifin Corp.	1,049,355

		2,646,731

	Marine — 1.0%
28,800	American Commercial Lines, Inc. (a)	1,712,160

	Oil, Gas & Consumable Fuels — 3.1%
20,400	Apache Corp.	1,289,280

31,450	Newfield Exploration Co. (a)	1,212,083
44,150	Southwestern Energy Co. (a)	1,318,760
31,000	XTO Energy, Inc.	1,306,030

		5,126,153

	Pharmaceuticals — 2.0%
43,750	Adams Respiratory Therapeutics, Inc. (a)	1,600,813
15,200	Allergan, Inc.	1,711,672

		3,312,485

	Semiconductors & Semiconductor Equipment — 5.8%
34,400	Broadcom Corp., Class A (a)	1,043,696
29,900	Freescale Semiconductor, Inc., Class A (a)	1,137,695
129,250	Integrated Device Technology, Inc. (a)	2,075,755
33,050	KLA-Tencor Corp.	1,469,734
25,500	MEMC Electronic Materials, Inc. (a)	934,065
36,715	Microchip Technology, Inc.	1,190,300
56,300	NVIDIA Corp. (a)	1,665,917

		9,517,162

	Software — 7.1%
41,850	Adobe Systems, Inc. (a)	1,567,282
59,050	Amdocs Ltd. (a)	2,338,380
156,700	BEA Systems, Inc. (a)	2,381,840
53,000	Citrix Systems, Inc. (a)	1,919,130

JPMorgan Insurance Trust Diversified Mid Cap Growth Portfolio

Schedule of Portfolio Investments
As of September 30, 2006 (Unaudited) (continued)

Shares	Security Description	Value ($)

35,100	Electronic Arts, Inc. (a)	1,954,368
32,400	Red Hat, Inc. (a)	682,992
24,100	Salesforce.com, Inc. (a)	864,708

		11,708,700

	Specialty Retail — 8.9%
49,636	AnnTaylor Stores Corp. (a)	2,077,763
62,200	Circuit City Stores, Inc.	1,561,842
64,100	GameStop Corp., Class A (a)	2,966,548
35,800	Office Depot, Inc. (a)	1,421,260
71,400	PetSmart, Inc.	1,981,350
51,300	Tiffany & Co.	1,703,160
72,400	TJX Cos., Inc.	2,029,372
39,623	United Auto Group, Inc.	927,178

		14,668,473

	Textiles, Apparel & Luxury Goods — 1.6%
33,100	Coach, Inc. (a)	1,138,640
23,250	Polo Ralph Lauren Corp.	1,504,043

		2,642,683

	Trading Companies & Distributors — 0.8%
32,200	GATX Corp.	1,332,114

	Wireless Telecommunication Services — 4.1%
36,900	American Tower Corp., Class A (a)	1,346,850
50,850	NII Holdings, Inc. (a)	3,160,836
41,200	Rogers Communications, Inc. (Canada), Class B	2,260,644

		6,768,330

	Total Common Stocks (Cost $145,181,802)	162,828,524

	Short-Term Investment — 1.8%
	Investment Company — 1.8%
2,937,589	JPMorgan Liquid Assets Money Market Fund (b) (m) (Cost $2,937,590)	2,937,590

Principal Amount ($)

	Investment of Cash Collateral for Securities on Loan — 12.2%
	Certificates of Deposit — 2.6%
1,400,000	Deutsche Bank, New York, FRN, 5.47%, 01/22/08	1,400,000
750,000	Mizuho Corporate Bank Ltd., New York, 5.30%, 10/26/06	750,000
749,996	Norinchukin Bank, New York, 5.32%, 10/24/06	749,996
1,299,489	Societe Generale, New York, FRN, 5.32%, 06/20/07	1,299,489

		4,199,485

	Commercial Paper — 1.2%
995,608	Concord Minutemen C.C. LLC, Series A, 5.29%, 10/20/06	995,608
995,142	Fenway Funding LLC, 5.33%, 10/23/06	995,142

		1,990,750

	Corporate Notes — 6.2%
1,500,000	American Express Credit Corp., FRN, 5.34%, 01/15/08	1,500,000
750,000	Banque Federative Du Credit Mutuel, FRN, 5.33%, 07/13/07	750,000
1,500,225	Beta Finance, Inc., FRN, 5.44%, 03/15/07	1,500,225
1,600,000	CDC Financial Products, Inc., FRN, 5.43%, 10/30/06	1,600,000
1,200,000	Citigroup Global Markets, Inc., FRN, 5.45%, 10/06/06	1,200,000
262,487	Citigroup Global Markets Holding, Inc., FRN, 5.50%, 12/12/06	262,487
1,000,045	Links Finance LLC, FRN, 5.42%, 10/06/06	1,000,045
486,577	MBIA Global Funding LLC, FRN, 5.43%, 01/26/07	486,577
500,000	Morgan Stanley, FRN, 5.56%, 10/29/07	500,000
1,500,000	Unicredito Italiano Bank plc (Ireland), FRN, 5.34%, 10/29/07	1,500,000

		10,299,334

JPMorgan Insurance Trust Diversified Mid Cap Growth Portfolio

Schedule of Portfolio Investments
As of September 30, 2006 (Unaudited) (continued)

Principal Amount ($)	Security Description	Value ($)

	Repurchase Agreements — 2.2%
1,145,378	Banc of America Securities LLC, 5.39%, dated 09/29/06, due 10/02/06, repurchase price $1,145,891, collateralized by U.S. Government Agency Mortgages	1,145,378
2,472,250	Lehman Brothers, Inc., 5.38%, dated 09/29/06, due 10/02/06, repurchase price $2,473,357, collateralized by U.S. Government Agency Mortgages	2,472,250

		3,617,628

	Total Investment of Cash Collateral for Securities on Loan (Cost $20,107,197)	20,107,197

	Total Investments — 112.4% (Cost $168,226,589)	185,873,311
	Liabilities in Excess of Other Assets — (12.4)%	(20,530,311)

	NET ASSETS — 100.0%	$165,343,000

Percentages indicated are based on net assets.

Abbreviations:
(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by JPMorgan Investment Advisors Inc.
(m)

All or a portion of this security is segregated for current or potential holdings of futures, swaps, options, TBA, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

FRN	Floating Rate Note. The rate shown is the rate in effect as of September 30, 2006.

As of September 30, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation		$20,797,176
Aggregate gross unrealized depreciation		(3,150,454)

Net unrealized appreciation/depreciation		$17,646,722

Federal income tax cost of investments		$168,226,589

JPMorgan Insurance Trust Diversified Mid Cap Value Portfolio

Schedule of Portfolio Investments
As of September 30, 2006 (Unaudited)

Shares	Security Description	Value ($)

	Long-Term Investments — 98.0%
	Common Stocks — 98.0%
	Aerospace & Defense — 0.7%
8,500	Alliant Techsystems, Inc. (a)	689,010

	Beverages — 1.7%
5,600	Brown-Forman Corp., Class B	429,240
38,800	Constellation Brands, Inc., Class A (a)	1,116,664

		1,545,904

	Building Products — 0.6%
12,600	American Standard Cos., Inc.	528,822

	Capital Markets — 3.8%
4,500	Bear Stearns Cos., Inc. (The)	630,450
31,600	E*Trade Financial Corp. (a)	755,872
6,900	Legg Mason, Inc.	695,934
20,600	Mellon Financial Corp.	805,460
10,400	Northern Trust Corp.	607,672

		3,495,388

	Chemicals — 3.6%
13,947	Albemarle Corp.	757,741
9,900	Ashland, Inc.	631,422
13,600	Lubrizol Corp.	621,928
7,300	PPG Industries, Inc.	489,684
11,100	Sigma-Aldrich Corp.	839,937

		3,340,712

	Commercial Banks — 6.6%
16,900	Compass Bancshares, Inc.	962,962
12,500	Cullen/Frost Bankers, Inc.	722,750
5,900	M&T Bank Corp.	707,764
26,400	Mercantile Bankshares Corp.	957,528
27,450	North Fork Bancorp, Inc.	786,168
13,000	Synovus Financial Corp.	381,810
21,000	TCF Financial Corp.	552,090
12,700	Zions Bancorp	1,013,587

		6,084,659

	Commercial Services & Supplies — 0.5%
11,800	Republic Services, Inc.	474,478

	Computers & Peripherals — 1.1%
25,100	NCR Corp. (a)	990,948

	Construction Materials — 1.6%
9,450	Florida Rock Industries, Inc.	365,810
14,600	Vulcan Materials Co.	1,142,450

		1,508,260

	Containers & Packaging — 1.4%
20,500	Ball Corp.	829,225
11,000	Temple-Inland, Inc.	441,100

		1,270,325

	Distributors — 0.7%
15,300	Genuine Parts Co.	659,889

	Diversified Telecommunication Services — 1.6%
21,500	CenturyTel, Inc.	852,905
45,369	Windstream Corp.	598,417

		1,451,322

	Electric Utilities — 3.8%
23,100	American Electric Power Co., Inc.	840,147
13,500	Edison International	562,140
9,900	FirstEnergy Corp.	553,014
20,900	PPL Corp.	687,610
35,000	Westar Energy, Inc.	822,850

		3,465,761

JPMorgan Insurance Trust Diversified Mid Cap Value Portfolio

Schedule of Portfolio Investments
As of September 30, 2006 (Unaudited) (continued)

Shares	Security Description	Value ($)

	Electrical Equipment — 0.7%
15,400	Ametek, Inc.	670,670

	Electronic Equipment & Instruments — 1.8%
8,700	Amphenol Corp., Class A	538,791
25,500	Arrow Electronics, Inc. (a)	699,465
14,700	Jabil Circuit, Inc.	419,979

		1,658,235

	Energy Equipment & Services — 0.6%
8,100	Complete Production Services, Inc. (a)	159,894
9,600	Unit Corp. (a)	441,312

		601,206

	Food & Staples Retailing — 1.7%
11,400	BJ’s Wholesale Club, Inc. (a)	332,652
21,700	Safeway, Inc.	658,595
20,200	SUPERVALU, Inc.	598,930

		1,590,177

	Food Products — 2.8%
24,900	Dean Foods Co. (a)	1,046,298
43,500	Del Monte Foods Co.	454,575
19,500	Hershey Co. (The)	1,042,275

		2,543,148

	Gas Utilities — 3.1%
15,200	AGL Resources, Inc.	554,800
13,000	Energen Corp.	544,310
15,300	ONE OK, Inc.	578,187
6,800	Questar Corp.	556,036
24,200	UGI Corp.	591,690

		2,825,023

	Health Care Providers & Services — 4.6%
12,600	Community Health Systems, Inc. (a)	470,610
23,800	Coventry Health Care, Inc. (a)	1,226,176
9,200	DaVita, Inc. (a)	532,404
12,200	Healthspring, Inc. (a)	234,850
10,553	Henry Schein, Inc. (a)	529,127
16,600	Omnicare, Inc.	715,294
8,700	Quest Diagnostics, Inc.	532,092

		4,240,553

	Hotels, Restaurants & Leisure — 4.5%
34,900	Applebee’s International, Inc.	750,699
38,600	Hilton Hotels Corp.	1,075,010
11,500	Marriott International, Inc., Class A	444,360
23,900	OSI Restaurant Partners, Inc.	757,869
7,400	Station Casinos, Inc.	427,942
14,000	Yum! Brands, Inc.	728,700

		4,184,580

	Household Durables — 1.6%
4,900	Centex Corp.	257,838
12,300	Fortune Brands, Inc.	923,853
5,700	Lennar Corp., Class A	257,925

		1,439,616

	Household Products — 1.0%
15,300	Clorox Co.	963,900

	Industrial Conglomerates — 1.5%
9,000	Carlisle Cos., Inc.	756,900
15,100	Walter Industries, Inc.	644,468

		1,401,368

	Insurance — 8.0%
24,800	Assurant, Inc.	1,324,568
15,480	Cincinnati Financial Corp.	743,969
4,800	Everest Re Group Ltd. (Barbados)	468,144
17,602	Fidelity National Financial, Inc.	733,123
13,500	Hanover Insurance Group, Inc. (The)	602,505
13,700	IPC Holdings Ltd. (Bermuda)	416,754
55,712	Old Republic International Corp.	1,234,021
8,500	Principal Financial Group, Inc.	461,380
9,200	ProAssurance Corp. (a)	453,376

JPMorgan Insurance Trust Diversified Mid Cap Value Portfolio

Schedule of Portfolio Investments
As of September 30, 2006 (Unaudited) (continued)

Shares	Security Description	Value ($)

13,900	Protective Life Corp.	635,925
5,800	Safeco Corp.	341,794

		7,415,559

	Internet & Catalog Retail — 0.5%
23,700	Liberty Media Holding Corp. - Interactive, Class A (a)	483,006

	IT Services — 0.3%
6,000	Affiliated Computer Services, Inc., Class A (a)	311,160

	Machinery — 2.1%
13,600	Crane Co.	568,480
11,900	Dover Corp.	564,536
4,500	Harsco Corp.	349,425
7,500	Kennametal, Inc.	424,875

		1,907,316

	Media — 3.2%
10,800	Cablevision Systems Corp., Class A	245,268
24,300	Clear Channel Communications, Inc.	701,055
15,100	Clear Channel Outdoor Holdings, Inc., Class A (a)	308,040
23,600	Interactive Data Corp. (a)	470,820
13,294	McClatchy Co., Class A	560,874
35,400	Regal Entertainment Group, Class A	701,628

		2,987,685

	Multi-Utilities — 3.7%
26,600	Energy East Corp.	630,952
25,530	MDU Resources Group, Inc.	570,340
19,000	NSTAR	633,840
19,800	PG&E Corp.	824,670
18,400	SCANA Corp.	740,968

		3,400,770

	Multiline Retail — 0.6%
11,838	Federated Department Stores, Inc.	511,520

	Office Electronics — 1.0%
57,900	Xerox Corp. (a)	900,924

	Oil, Gas & Consumable Fuels — 4.7%
12,200	Consol Energy, Inc.	387,106
11,224	Devon Energy Corp.	708,796
9,400	Energy Transfer Equity LP	275,044
13,100	Helix Energy Solutions Group, Inc. (a)	437,540
12,100	Kinder Morgan, Inc.	1,268,685
14,000	Newfield Exploration Co. (a)	539,560
30,400	Williams Cos., Inc.	725,648

		4,342,379

	Paper & Forest Products — 0.3%
9,339	MeadWestvaco Corp.	247,577

	Personal Products — 0.9%
19,600	Estee Lauder Cos., Inc., Class A	790,468

	Pharmaceuticals — 0.4%
28,600	Warner Chilcott Ltd., Class A (Bermuda) (a)	380,380

	Real Estate Investment Trusts (REITs) — 6.6%
8,300	AMB Property Corp.	457,413
5,300	AvalonBay Communities, Inc.	638,120
4,600	Boston Properties, Inc.	475,364
21,400	Cousins Properties, Inc.	732,094
14,000	Host Hotels & Resorts, Inc.	321,020
16,800	iStar Financial, Inc.	700,560
11,200	Kimco Realty Corp.	480,144
5,620	Liberty Property Trust	268,580
10,700	PS Business Parks, Inc., Class A	645,210
16,900	Rayonier, Inc.,	638,820
9,357	United Dominion Realty Trust, Inc.	282,581
3,900	Vornado Realty Trust	425,100

		6,065,006

	Real Estate Management & Development — 1.2%
22,200	Brookfield Properties Corp. (Canada)	784,104
5,600	St. Joe Co. (The)	307,272

		1,091,376

JPMorgan Insurance Trust Diversified Mid Cap Value Portfolio

Schedule of Portfolio Investments
As of September 30, 2006 (Unaudited) (continued)

Shares	Security Description	Value ($)

	Road & Rail — 0.6%
13,500	Norfolk Southern Corp.	594,675

	Specialty Retail — 5.4%
26,879	Autonation, Inc. (a)	561,771
10,500	AutoZone, Inc. (a)	1,084,650
12,200	Bed Bath & Beyond, Inc. (a)	466,772
36,300	Limited Brands, Inc.	961,587
28,800	Tiffany & Co.	956,160
32,700	TJX Cos., Inc.	916,581

		4,947,521

	Textiles, Apparel & Luxury Goods — 2.6%
14,300	Columbia Sportswear Co. (a)	798,369
22,100	V.F. Corp.	1,612,195

		2,410,564

	Thrifts & Mortgage Finance — 3.0%
14,700	Golden West Financial Corp.	1,135,575
46,900	Hudson City Bancorp, Inc.	621,425
11,200	MGIC Investment Corp.	671,664
13,730	Sovereign Bancorp, Inc.	295,332

		2,723,996

	Trading Companies & Distributors — 0.3%
3,900	WW Grainger, Inc.	261,378

	Wireless Telecommunication Services — 1.0%
9,600	Alltel Corp.	532,800
8,600	Telephone & Data Systems, Inc.	351,310

		884,110

	Total Common Stocks
	(Cost $83,647,858)	90,281,324

	Short-Term Investment — 2.0%
	Investment Company — 2.0%
1,870,751	JPMorgan Liquid Assets Money Market Fund (b) (m) (Cost $1,870,751)	1,870,751

Principal Amount ($)

	Investments of Cash Collateral for Securities Loaned — 7.4%
	Certificates of Deposit — 1.5%
399,998	Norinchukin Bank, New York, 5.32%, 10/24/06	399,998
999,607	Societe Generale, New York, FRN, 5.32%, 06/20/07	999,607

		1,399,605

	Corporate Notes — 5.1%
1,000,000	American Express Credit Corp., FRN, 5.34%, 01/15/08	1,000,000
1,400,210	Beta Finance, Inc., FRN, 5.44%, 03/15/07	1,400,210
99,045	Citigroup Global Markets Holding, Inc., FRN, 5.50%, 12/12/06	99,045
1,000,045	Links Finance LLC, FRN, 5.42%, 10/06/06	1,000,045
148,567	MBIA Global Funding LLC, FRN, 5.43%, 01/26/07	148,567
1,000,000	Unicredito Italiano Bank plc, FRN, 5.34%, 10/29/07	1,000,000

		4,647,867

	Repurchase Agreement — 0.8%
723,272	Bank of America Securities LLC, 5.39%, dated 09/29/06, due 10/02/06, repurchase price $723,597, collateralized by U.S. Government Agency Mortgages	723,272

	Total Investments of Cash Collateral for Securities Loaned (Cost $6,770,744)	6,770,744

	Total Investments — 107.4%
	(Cost $92,289,353)	$98,922,819
	Liabilities in Excess of Other Assets — (7.4)%	(6,832,542

	NET ASSETS — 100.0%	$92,090,277

JPMorgan Insurance Trust Diversified Mid Cap Value Portfolio

Schedule of Portfolio Investments
As of September 30, 2006 (Unaudited) (continued)

Percentages indicated are based on net assets.

Abbreviations:

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by JPMorgan Investment Advisors Inc.
(m)	All or a portion of this security is segregated for current or potential holdings of futures, swaps, options.
FRN	Floating Rate Note. The rate shown is the rate in effect as of September 30, 2006.

As of September 30, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$8,275,433
Aggregate gross unrealized depreciation	(1,641,967)

Net unrealized appreciation/depreciation	$6,633,466

Federal income tax cost of investments	$92,289,353

JPMorgan Insurance Trust Equity Index Portfolio

Schedule of Portfolio Investments
As of September 30, 2006 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Long-Term Investments — 99.5%
	Common Stocks — 99.4%
	Aerospace & Defense — 2.4%
9,064	Boeing Co.	714,696
4,596	General Dynamics Corp.	329,395
1,415	Goodrich Corp.	57,336
9,339	Honeywell International, Inc.	381,965
1,400	L-3 Communications Holdings, Inc.	109,662
4,053	Lockheed Martin Corp.	348,801
3,922	Northrop Grumman Corp.	266,971
5,113	Raytheon Co.	245,475
1,952	Rockwell Collins, Inc.	107,048
11,520	United Technologies Corp.	729,792

		3,291,141

	Air Freight & Logistics — 0.9%
3,489	FedEx Corp.	379,185
12,325	United Parcel Service, Inc., Class B	886,660

		1,265,845

	Airlines — 0.1%
8,953	Southwest Airlines Co.	149,157

	Auto Components — 0.1%
2,015	Goodyear Tire & Rubber Co. (The) (a)	29,218
2,223	Johnson Controls, Inc.	159,478

		188,696

	Automobiles — 0.4%
21,430	Ford Motor Co.	173,369
6,444	General Motors Corp.	214,327
2,994	Harley-Davidson, Inc.	187,874

		575,570

	Beverages — 2.2%
8,766	Anheuser-Busch Cos., Inc.	416,473
898	Brown-Forman Corp., Class B	68,832
23,228	Coca-Cola Co. (The)	1,037,827
3,147	Coca-Cola Enterprises, Inc.	65,552
2,403	Constellation Brands, Inc., Class A (a)	69,158
527	Molson Coors Brewing Co., Class B	36,310
1,545	Pepsi Bottling Group, Inc.	54,847
18,788	PepsiCo, Inc.	1,226,105

		2,975,104

	Biotechnology — 1.3%
13,347	Amgen, Inc. (a)	954,711
3,910	Biogen Idec, Inc. (a)	174,699
2,973	Genzyme Corp. (a)	200,588
5,200	Gilead Sciences, Inc. (a)	357,240
2,734	MedImmune, Inc. (a)	79,860

		1,767,098

	Building Products — 0.2%
1,991	American Standard Cos., Inc.	83,562
4,536	Masco Corp.	124,377

		207,939

	Capital Markets — 3.7%
2,778	Ameriprise Financial, Inc.	130,288
8,701	Bank of New York Co., Inc. (The)	306,797
1,371	Bear Stearns Cos., Inc. (The)	192,077
11,785	Charles Schwab Corp. (The)	210,951
4,862	E*Trade Financial Corp. (a)	116,299
1,027	Federated Investors, Inc., Class B	34,723
1,899	Franklin Resources, Inc.	200,819
4,919	Goldman Sachs Group, Inc.	832,147
2,359	Janus Capital Group, Inc.	46,519
1,495	Legg Mason, Inc.	150,786
6,121	Lehman Brothers Holdings, Inc.	452,097
4,695	Mellon Financial Corp.	183,575
10,108	Merrill Lynch & Co., Inc.	790,648
12,212	Morgan Stanley	890,377
2,134	Northern Trust Corp.	124,690
3,779	State Street Corp.	235,810
2,986	T. Rowe Price Group, Inc.	142,880

		5,041,483

	Chemicals — 1.5%
2,515	Air Products & Chemicals, Inc.	166,920
727	Ashland, Inc.	46,368
10,934	Dow Chemical Co. (The)	426,207
936	Eastman Chemical Co.	50,563
2,037	Ecolab, Inc.	87,224
10,501	El Du Pont de Nemours & Co.	449,863

JPMorgan Insurance Trust Equity Index Portfolio

Schedule of Portfolio Investments
As of September 30, 2006 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE ($)

1,292	Hercules, Inc. (a)	20,375
899	International Flavors & Fragrances, Inc.	35,546
6,180	Monsanto Co.	290,522
1,883	PPG Industries, Inc.	126,312
3,674	Praxair, Inc.	217,354
1,639	Rohm & Haas Co.	77,607
761	Sigma-Aldrich Corp.	57,585

		2,052,446

	Commercial Banks — 4.3%
3,908	AmSouth Bancorp	113,488
6,125	BB&T Corp.	268,153
1,847	Comerica, Inc.	105,131
2,121	Commerce Bancorp, Inc.	77,862
1,468	Compass Bancshares, Inc.	83,647
6,354	Fifth Third Bancorp	241,960
1,408	First Horizon National Corp.	53,518
2,708	Huntington Bancshares, Inc.	64,802
4,595	Keycorp	172,037
891	M&T Bank Corp.	106,884
2,892	Marshall & Ilsley Corp.	139,337
6,889	National City Corp.	252,137
5,305	North Fork Bancorp, Inc.	151,935
3,359	PNC Financial Services Group, Inc.	243,326
5,186	Regions Financial Corp.	190,793
4,154	SunTrust Banks, Inc.	321,021
3,689	Synovus Financial Corp.	108,346
20,250	U.S. Bancorp	672,705
18,626	Wachovia Corp.	1,039,331
38,371	Wells Fargo & Co.	1,388,263
1,213	Zions Bancorp	96,810

		5,891,486

	Commercial Services & Supplies — 0.5%
2,885	Allied Waste Industries, Inc. (a)	32,514
1,080	Avery Dennison Corp.	64,984
1,561	Cintas Corp.	63,736
1,448	Equifax, Inc.	53,156
1,459	Monster Worldwide, Inc. (a)	52,801
2,524	Pitney Bowes, Inc.	111,990
2,464	R.R. Donnelley & Sons Co.	81,213
1,953	Robert Half International, Inc.	66,343
6,164	Waste Management, Inc.	226,096

		752,833

	Communications Equipment — 2.8%
1,333	ADC Telecommunications, Inc. (a)	19,995
5,206	Avaya, Inc. (a)	59,557
962	Ciena Corp. (a)	26,215
69,569	Cisco Systems, Inc. (a)	1,600,087
2,296	Comverse Technology, Inc. (a)	49,226
17,769	Corning, Inc. (a)	433,741
19,195	JDS Uniphase Corp. (a)	42,037
6,446	Juniper Networks, Inc. (a)	111,387
51,074	Lucent Technologies, Inc. (a)	119,513
27,927	Motorola, Inc.	698,175
18,828	QUALCOMM, Inc.	684,398
5,102	Tellabs, Inc. (a)	55,918

		3,900,249

	Computers & Peripherals — 3.5%
9,690	Apple Computer, Inc. (a)	746,421
25,888	Dell, Inc. (a)	591,282
26,196	EMC Corp. (a)	313,828
31,217	Hewlett-Packard Co.	1,145,352
17,344	International Business Machines Corp.	1,421,167
1,144	Lexmark International, Inc., Class A (a)	65,963
2,056	NCR Corp. (a)	81,171
4,247	Network Appliance, Inc. (a)	157,182
1,820	QLogic Corp. (a)	34,398
2,228	SanDisk Corp. (a)	119,287
39,990	Sun Microsystems, Inc. (a)	198,750

		4,874,801

	Construction & Engineering — 0.1%
995	Fluor Corp.	76,506

	Construction Materials — 0.1%
1,103	Vulcan Materials Co.	86,310

	Consumer Finance — 0.9%
13,846	American Express Co.	776,484
3,486	Capital One Financial Corp.	274,209
4,671	SLM Corp.	242,798

		1,293,491

	Containers & Packaging — 0.2%
1,190	Ball Corp.	48,136
1,192	Bemis Co.	39,169
1,578	Pactiv Corp. (a)	44,847

JPMorgan Insurance Trust Equity Index Portfolio

Schedule of Portfolio Investments
As of September 30, 2006 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE ($)

928	Sealed Air Corp.	50,223
1,243	Temple-Inland, Inc.	49,844

		232,219

	Distributors — 0.1%
1,957	Genuine Parts Co.	84,405

	Diversified Consumer Services — 0.1%
1,591	Apollo Group, Inc., Class A (a)	78,341
3,667	H&R Block, Inc.	79,720

		158,061

	Diversified Financial Services — 5.7%
51,581	Bank of America Corp.	2,763,194
401	Chicago Mercantile Exchange Holdings, Inc.	191,778
2,266	CIT Group, Inc.	110,196
56,345	Citigroup, Inc.	2,798,656
39,558	JPMorgan Chase & Co. (q)	1,857,644
2,703	Moody’s Corp.	176,722

		7,898,190

	Diversified Telecommunication Services — 2.9%
44,265	AT&T, Inc.	1,441,268
20,687	BellSouth Corp.	884,369
1,321	CenturyTel, Inc.	52,404
3,661	Citizens Communications Co.	51,401
1,695	Embarq Corp.	81,987
18,236	Qwest Communications International, Inc. (a)	159,018
33,039	Verizon Communications, Inc.	1,226,738
5,399	Windstream Corp.	71,213

		3,968,398

	Electric Utilities — 1.5%
1,871	Allegheny Energy, Inc. (a)	75,158
4,485	American Electric Power Co., Inc.	163,120
3,711	Edison International	154,526
2,371	Entergy Corp.	185,483
7,627	Exelon Corp.	461,739
3,757	FirstEnergy Corp.	209,866
4,603	FPL Group, Inc.	207,135
1,128	Pinnacle West Capital Corp.	50,816
4,340	PPL Corp.	142,786
2,883	Progress Energy, Inc.	130,831
8,457	Southern Co. (The)	291,428

		2,072,888

	Electrical Equipment — 0.5%
1,929	American Power Conversion Corp.	42,361
1,044	Cooper Industries Ltd., Class A	88,970
4,647	Emerson Electric Co.	389,697
2,012	Rockwell Automation, Inc.	116,897

		637,925

	Electronic Equipment & Instruments — 0.3%
4,659	Agilent Technologies, Inc. (a)	152,303
2,099	Jabil Circuit, Inc.	59,968
1,614	Molex, Inc.	62,898
6,070	Sanmina-SCI Corp. (a)	22,702
10,418	Solectron Corp. (a)	33,963
2,892	Symbol Technologies, Inc.	42,975
951	Tektronix, Inc.	27,512

		402,321

	Energy Equipment & Services — 1.8%
3,753	Baker Hughes, Inc.	255,954
3,408	BJ Services Co.	102,683
11,751	Halliburton Co.	334,316
3,597	Nabors Industries Ltd. (Bermuda) (a)	107,011
1,996	National Oilwell Varco, Inc. (a)	116,866
1,566	Noble Corp. (Cayman Islands)	100,506
1,253	Rowan Cos., Inc.	39,632
13,489	Schlumberger Ltd. (Netherlands)	836,723
2,287	Smith International, Inc.	88,736
3,593	Transocean, Inc. (Cayman Islands) (a)	263,115
3,944	Weatherford International Ltd. (Bermuda) (a)	164,544

		2,410,086

	Food & Staples Retailing — 2.3%
5,337	Costco Wholesale Corp.	265,142
9,359	CVS Corp.	300,611
8,232	Kroger Co. (The)	190,488
5,070	Safeway, Inc.	153,874
2,406	SUPERVALU, Inc.	71,338
7,046	Sysco Corp.	235,689
28,037	Wal-Mart Stores, Inc.	1,382,785
11,485	Walgreen Co.	509,819
1,606	Whole Foods Market, Inc.	95,445

		3,205,191

	Food Products — 1.1%
7,468	Archer-Daniels-Midland Co.	282,888
2,626	Campbell Soup Co.	95,849

JPMorgan Insurance Trust Equity Index Portfolio

Schedule of Portfolio Investments
As of September 30, 2006 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE ($)

5,824	ConAgra Foods, Inc.	142,572
1,526	Dean Foods Co. (a)	64,123
4,027	General Mills, Inc.	227,928
2,006	Hershey Co. (The)	107,221
3,782	HJ Heinz Co.	158,579
2,847	Kellogg Co.	140,983
1,506	McCormick & Co., Inc. (Non-Voting)	57,198
8,663	Sara Lee Corp.	139,214
2,871	Tyson Foods, Inc., Class A	45,592
2,504	Wm. Wrigley Jr. Co.	115,334

		1,577,481

	Gas Utilities — 0.0% (g)
504	Nicor, Inc.	21,551
437	Peoples Energy Corp.	17,764

		39,315

	Health Care Equipment & Supplies — 1.5%
611	Bausch & Lomb, Inc.	30,629
7,438	Baxter International, Inc.	338,131
2,792	Becton, Dickinson & Co.	197,311
2,791	Biomet, Inc.	89,842
13,430	Boston Scientific Corp. (a)	198,630
1,177	CR Bard, Inc.	88,275
1,783	Hospira, Inc. (a)	68,235
13,103	Medtronic, Inc.	608,503
4,023	St. Jude Medical, Inc. (a)	141,972
3,379	Stryker Corp.	167,565
2,767	Zimmer Holdings, Inc. (a)	186,773

		2,115,866

	Health Care Providers & Services — 2.7%
6,244	Aetna, Inc.	246,950
2,299	AmerisourceBergen Corp.	103,915
4,628	Cardinal Health, Inc.	304,245
4,868	Caremark Rx, Inc.	275,870
1,261	Cigna Corp.	146,680
1,811	Coventry Health Care, Inc. (a)	93,303
1,566	Express Scripts, Inc. (a)	118,217
4,828	HCA, Inc.	240,869
2,736	Health Management Associates, Inc., Class A	57,182
1,879	Humana, Inc. (a)	124,183
1,425	Laboratory Corp. of America Holdings (a)	93,437
844	Manor Care, Inc.	44,124
3,417	McKesson Corp.	180,144
3,355	Medco Health Solutions, Inc. (a)	201,669
1,583	Patterson Cos., Inc. (a)	53,205
1,848	Quest Diagnostics, Inc.	113,024
5,365	Tenet Healthcare Corp. (a)	43,671
15,349	UnitedHealth Group, Inc.	755,171
7,065	WellPoint, Inc. (a)	544,358

		3,740,217

	Health Care Technology — 0.0% (g)
2,291	IMS Health, Inc.	61,032

	Hotels, Restaurants & Leisure — 1.6%
5,067	Carnival Corp.	238,301
1,662	Darden Restaurants, Inc.	70,585
2,114	Harrah’s Entertainment, Inc.	140,433
4,394	Hilton Hotels Corp.	122,373
3,862	International Game Technology	160,273
3,913	Marriott International, Inc., Class A	151,198
13,979	McDonald’s Corp.	546,858
8,618	Starbucks Corp. (a)	293,443
2,477	Starwood Hotels & Resorts Worldwide, Inc.	141,660
1,339	Wendy’s International, Inc.	89,713
2,281	Wyndham Worldwide Corp. (a)	63,800
3,085	Yum! Brands, Inc.	160,574

		2,179,211

	Household Durables — 0.6%
851	Black & Decker Corp.	67,527
1,353	Centex Corp.	71,195
3,099	D.R. Horton, Inc.	74,221
1,714	Fortune Brands, Inc.	128,738
747	Harman International Industries, Inc.	62,330
891	KB Home	39,026
2,059	Leggett & Platt, Inc.	51,537
1,579	Lennar Corp., Class A	71,450
3,154	Newell Rubbermaid, Inc.	89,321
2,415	Pulte Homes, Inc.	76,942
661	Snap-On, Inc.	29,447
918	Stanley Works (The)	45,762
887	Whirlpool Corp.	74,606

		882,102

	Household Products — 2.2%
1,722	Clorox Co.	108,486

JPMorgan Insurance Trust Equity Index Portfolio

Schedule of Portfolio Investments
As of September 30, 2006 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE ($)

5,885	Colgate-Palmolive Co.	365,458
5,227	Kimberly-Clark Corp.	341,637
36,190	Procter & Gamble Co.	2,243,056

		3,058,637

	Independent Power Producers & Energy Traders — 0.5%
7,532	AES Corp. (The) (a)	153,578
2,041	Constellation Energy Group, Inc.	120,827
4,304	Dynegy, Inc., Class A (a)	23,844
5,257	TXU Corp.	328,668

		626,917

	Industrial Conglomerates — 4.0%
8,579	3M Co.	638,449
117,652	General Electric Co.	4,153,116
1,445	Textron, Inc.	126,438
22,966	Tyco International Ltd. (Bermuda)	642,818

		5,560,821

	Insurance — 4.8%
3,704	ACE Ltd. (Cayman Islands)	202,720
5,662	Aflac, Inc.	259,093
7,177	Allstate Corp. (The)	450,213
1,212	AMBAC Financial Group, Inc.	100,293
29,613	American International Group, Inc.	1,962,157
3,589	AON Corp.	121,559
4,684	Chubb Corp.	243,381
1,970	Cincinnati Financial Corp.	94,678
5,179	Genworth Financial, Inc.	181,317
3,466	Hartford Financial Services Group, Inc.	300,676
3,271	Lincoln National Corp.	203,064
5,203	Loews Corp.	197,194
6,267	Marsh & McLennan Cos., Inc.	176,416
1,532	MBIA, Inc.	94,126
8,652	Metlife, Inc.	490,395
3,075	Principal Financial Group	166,911
8,802	Progressive Corp. (The)	216,001
5,533	Prudential Financial, Inc.	421,891
1,328	Safeco Corp.	78,259
7,876	St. Paul Travelers Cos., Inc. (The)	369,306
1,127	Torchmark Corp.	71,125
3,903	UnumProvident Corp.	75,679
2,050	XL Capital Ltd., Class A (Cayman Islands)	140,835

		6,617,289

	Internet & Catalog Retail — 0.1%
3,576	Amazon.com, Inc. (a)	114,861

	Internet Software & Services — 1.3%
13,383	eBay, Inc. (a)	379,542
2,424	Google, Inc., Class A (a)	974,206
2,787	VeriSign, Inc. (a)	56,297
14,168	Yahoo!, Inc. (a)	358,167

		1,768,212

	IT Services — 0.9%
1,348	Affiliated Computer Services, Inc., Class A (a)	69,907
6,337	Automatic Data Processing, Inc.	299,994
1,953	Computer Sciences Corp. (a)	95,931
1,586	Convergys Corp. (a)	32,751
5,894	Electronic Data Systems Corp.	144,521
8,718	First Data Corp.	366,156
1,991	Fiserv, Inc. (a)	93,756
3,854	Paychex, Inc.	142,020
1,503	Sabre Holdings Corp., Class A	35,155
3,913	Unisys Corp. (a)	22,148

		1,302,339

	Leisure Equipment & Products — 0.2%
1,062	Brunswick Corp.	33,124
3,273	Eastman Kodak Co.	73,315
1,870	Hasbro, Inc.	42,542
4,314	Mattel, Inc.	84,986

		233,967

	Life Sciences Tools & Services — 0.3%
2,077	Applera Corp.- Applied Biosystems Group	68,769
1,412	Fisher Scientific International, Inc. (a)	110,475
604	Millipore Corp. (a)	37,025
1,433	PerkinElmer, Inc.	27,127
1,801	Thermo Electron Corp. (a)	70,833
1,170	Waters Corp. (a)	52,978

		367,207

	Machinery — 1.4%
7,479	Caterpillar, Inc.	492,118
598	Cummins, Inc.	71,299
2,696	Danaher Corp.	185,134
2,640	Deere & Co.	221,522
2,318	Dover Corp.	109,966
1,708	Eaton Corp.	117,596

JPMorgan Insurance Trust Equity Index Portfolio

Schedule of Portfolio Investments
As of September 30, 2006 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE ($)

4,783	Illinois Tool Works, Inc.	214,757
3,667	Ingersoll-Rand Co. Ltd., Class A (Bermuda)	139,273
2,103	ITT Corp.	107,821
701	Navistar International Corp. (a)	18,100
2,843	PACCAR, Inc.	162,108
1,419	Pall Corp.	43,719
1,368	Parker-Hannifin Corp.	106,335

		1,989,748

	Media — 3.4%
8,891	CBS Corp., Class B	250,459
5,661	Clear Channel Communications, Inc.	163,320
23,854	Comcast Corp., Class A (a)	879,020
739	Dow Jones & Co., Inc.	24,786
954	E.W. Scripps Co., Class A	45,725
2,697	Gannett Co., Inc.	153,271
5,020	Interpublic Group of Cos., Inc. (a)	49,698
4,014	McGraw-Hill Cos., Inc. (The)	232,932
447	Meredith Corp.	22,051
1,647	New York Times Co., Class A	37,848
26,632	News Corp., Class A	523,319
1,953	Omnicom Group, Inc.	182,801
46,348	Time Warner, Inc.	844,924
2,177	Tribune Co.	71,231
2,853	Univision Communications, Inc., Class A (a)	97,972
8,090	Viacom, Inc., Class B (a)	300,786
23,821	Walt Disney Co.	736,307

		4,616,450

	Metals & Mining — 0.8%
9,886	Alcoa, Inc.	277,203
1,140	Allegheny Technologies, Inc.	70,896
2,237	Freeport-McMoRan Copper & Gold, Inc., Class B	119,143
5,124	Newmont Mining Corp.	219,051
3,516	Nucor Corp.	174,007
2,324	Phelps Dodge Corp.	196,843
1,406	United States Steel Corp.	81,098

		1,138,241

	Multi-Utilities — 1.4%
2,342	Ameren Corp.	123,634
3,547	CenterPoint Energy, Inc.	50,793
2,521	CMS Energy Corp. (a)	36,403
2,808	Consolidated Edison, Inc.	129,730
4,019	Dominion Resources, Inc.	307,413
2,021	DTE Energy Co.	83,892
14,277	Duke Energy Corp	431,165
1,989	KeySpan Corp.	81,827
3,107	NiSource, Inc.	67,546
3,961	PG&E Corp.	164,976
2,866	Public Service Enterprise Group, Inc.	175,371
2,973	Sempra Energy	149,393
2,380	TECO Energy, Inc.	37,247
4,624	Xcel Energy, Inc.	95,486

		1,934,876

	Multiline Retail — 1.2%
1,242	Big Lots, Inc. (a)	24,604
689	Dillards, Inc., Class A	22,551
3,551	Dollar General Corp.	48,400
1,732	Family Dollar Stores, Inc.	50,644
6,195	Federated Department Stores, Inc.	267,686
2,555	J.C. Penney Co., Inc.	174,736
3,736	Kohl’s Corp. (a)	242,541
2,597	Nordstrom, Inc.	109,853
954	Sears Holdings Corp. (a)	150,818
9,790	Target Corp.	540,898

		1,632,731

	Office Electronics — 0.1%
11,150	Xerox Corp. (a)	173,494

	Oil, Gas & Consumable Fuels — 7.6%
5,233	Anadarko Petroleum Corp.	229,362
3,756	Apache Corp.	237,379
4,315	Chesapeake Energy Corp.	125,049
25,053	Chevron Corp.	1,624,938
18,774	ConocoPhillips	1,117,616
2,083	Consol Energy, Inc.	66,094
5,023	Devon Energy Corp.	317,202
7,930	El Paso Corp.	108,165
2,765	EOG Resources, Inc.	179,863
67,751	Exxon Mobil Corp.	4,546,092
2,748	Hess Corp.	113,822
1,219	Kinder Morgan, Inc.	127,812
4,087	Marathon Oil Corp.	314,290
2,125	Murphy Oil Corp.	101,044
9,813	Occidental Petroleum Corp.	472,103

JPMorgan Insurance Trust Equity Index Portfolio

Schedule of Portfolio Investments
As of September 30, 2006 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE ($)

1,488	Sunoco, Inc.	92,539
6,991	Valero Energy Corp.	359,827
6,787	Williams Cos., Inc.	162,006
4,167	XTO Energy, Inc.	175,556

		10,470,759

	Paper & Forest Products — 0.3%
5,186	International Paper Co.	179,591
1,200	Louisiana-Pacific Corp.	22,524
2,059	MeadWestvaco Corp.	54,584
2,806	Weyerhaeuser Co.	172,653

		429,352

	Personal Products — 0.2%
885	Alberto-Culver Co.	44,772
5,106	Avon Products, Inc.	156,550
1,472	Estee Lauder Cos., Inc. (The), Class A	59,366

		260,688

	Pharmaceuticals — 6.8%
17,406	Abbott Laboratories	845,235
1,722	Allergan, Inc.	193,914
1,207	Barr Pharmaceuticals, Inc. (a)	62,692
22,410	Bristol-Myers Squibb Co.	558,457
11,211	Eli Lilly & Co.	639,027
3,624	Forest Laboratories, Inc. (a)	183,411
33,335	Johnson & Johnson	2,164,775
2,767	King Pharmaceuticals, Inc. (a)	47,122
24,801	Merck & Co., Inc.	1,039,162
2,397	Mylan Laboratories, Inc.	48,252
83,100	Pfizer, Inc.	2,356,716
16,879	Schering-Plough Corp.	372,857
1,160	Watson Pharmaceuticals, Inc. (a)	30,357
15,330	Wyeth	779,377

		9,321,354

	Real Estate Investment Trusts (REITs) — 1.1%
1,105	Apartment Investment & Management Co.	60,123
2,437	Archstone-Smith Trust	132,670
1,301	Boston Properties, Inc.	134,445
3,994	Equity Office Properties Trust	158,802
3,311	Equity Residential	167,470
2,466	Kimco Realty Corp.	105,718
2,049	Plum Creek Timber Co., Inc.	69,748
2,792	ProLogis	159,312
1,378	Public Storage, Inc.	118,494
2,516	Simon Property Group, Inc.	228,000
1,386	Vornado Realty Trust	151,074

		1,485,856

	Real Estate Management & Development — 0.0% (g)
2,437	Realogy Corp. (a)	55,271

	Road & Rail — 0.7%
4,126	Burlington Northern Santa Fe Corp.	303,013
5,052	CSX Corp.	165,857
4,715	Norfolk Southern Corp.	207,696
700	Ryder System, Inc.	36,176
3,065	Union Pacific Corp.	269,720

		982,462

	Semiconductors & Semiconductor Equipment — 2.7%
5,531	Advanced Micro Devices, Inc. (a)	137,445
4,092	Altera Corp. (a)	75,211
4,025	Analog Devices, Inc.	118,295
15,827	Applied Materials, Inc.	280,613
5,343	Broadcom Corp., Class A (a)	162,107
4,620	Freescale Semiconductor, Inc., Class B (a)	175,606
65,739	Intel Corp.	1,352,251
2,263	KLA-Tencor Corp.	100,635
3,439	Linear Technology Corp.	107,022
4,551	LSI Logic Corp. (a)	37,409
3,653	Maxim Integrated Products, Inc.	102,540
8,317	Micron Technology, Inc. (a)	144,716
3,394	National Semiconductor Corp.	79,861
1,407	Novellus Systems, Inc. (a)	38,918
4,015	NVIDIA Corp. (a)	118,804
2,381	PMC-Sierra, Inc. (a)	14,143
2,247	Teradyne, Inc. (a)	29,570
17,472	Texas Instruments, Inc.	580,944
3,879	Xilinx, Inc.	85,144

		3,741,234

	Software — 3.4%
6,605	Adobe Systems, Inc. (a)	247,357
2,634	Autodesk, Inc. (a)	91,610
2,339	BMC Software, Inc. (a)	63,668
4,678	CA, Inc	110,822
2,091	Citrix Systems, Inc. (a)	75,715
4,249	Compuware Corp. (a)	33,100

JPMorgan Insurance Trust Equity Index Portfolio

Schedule of Portfolio Investments
As of September 30, 2006 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE ($)

3,494	Electronic Arts, Inc. (a)	194,546
3,891	Intuit, Inc. (a)	124,862
98,438	Microsoft Corp.	2,690,310
3,861	Novell, Inc. (a)	23,629
45,962	Oracle Corp. (a)	815,366
1,267	Parametric Technology Corp. (a)	22,122
11,277	Symantec Corp. (a)	239,975

		4,733,082

	Specialty Retail — 2.0%
1,747	Autonation, Inc. (a)	36,512
601	AutoZone, Inc. (a)	62,083
3,215	Bed Bath & Beyond, Inc. (a)	123,006
4,631	Best Buy Co., Inc.	248,036
1,611	Circuit City Stores, Inc.	40,452
6,139	Gap, Inc. (The)	116,334
23,521	Home Depot, Inc.	853,107
3,873	Limited Brands, Inc.	102,596
17,419	Lowe’s Cos., Inc.	488,777
3,231	Office Depot, Inc. (a)	128,271
843	OfficeMax, Inc.	34,344
1,545	RadioShack Corp.	29,819
1,280	Sherwin-Williams Co. (The)	71,398
8,278	Staples, Inc.	201,404
1,579	Tiffany & Co.	52,423
5,129	TJX Cos., Inc.	143,766

		2,732,328

	Textiles, Apparel & Luxury Goods — 0.4%
4,174	Coach, Inc. (a)	143,586
1,280	Jones Apparel Group, Inc.	41,523
1,181	Liz Claiborne, Inc.	46,661
2,180	Nike, Inc., Class B	191,012
1,005	V.F. Corp.	73,315

		496,097

	Thrifts & Mortgage Finance — 1.6%
6,969	Countrywide Financial Corp.	244,194
11,025	Fannie Mae	616,407
7,870	Freddie Mac	522,017
3,027	Golden West Financial Corp.	233,836
967	MGIC Investment Corp.	57,991
4,090	Sovereign Bancorp, Inc.	87,976
10,977	Washington Mutual, Inc.	477,170

		2,239,591

	Tobacco — 1.5%
23,856	Altria Group, Inc.	1,826,177
1,949	Reynolds American, Inc.	120,779
1,835	UST, Inc.	100,613

		2,047,569

	Trading Companies & Distributors — 0.0% (g)
861	WW Grainger, Inc.	57,704

	Wireless Telecommunication Services — 0.6%
4,424	Alltel Corp.	245,532
34,046	Sprint Nextel Corp.	583,889

		829,421

	Total Common Stocks (Cost $124,756,750)	137,073,621

	Investment Company — 0.1%
525	SPDR Trust Series 1 (Cost $70,242)	70,103

	Total Long-Term Investments (Cost $124,826,992)	137,143,724

	Short-Term Investments — 0.7%
	Investment Company — 0.7%
910,930	JPMorgan Liquid Assets Money Market Fund (b) (m) (Cost $910,930)	910,930

PRINCIPAL AMOUNT ($)

	U.S. Treasury Bill — 0.0% (g)
80,000	U.S. Treasury Bill, 4.94%, 10/05/06 (k) (n) (Cost $79,957)	79,969

	Total Short-Term Investments (Cost $990,887)	990,899

	Investments of Cash Collateral for Securities Loaned — 6.9%
	Certificates of Deposit — 1.6%
250,000	Credit Suisse First Boston, FRN, 5.40%, 10/17/06	250,000

JPMorgan Insurance Trust Equity Index Portfolio

Schedule of Portfolio Investments
As of September 30, 2006 (Unaudited) (continued)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)

400,000	Mizuho Corporate Bank Ltd., New York, 5.30%, 10/26/06	400,000
399,998	Norinchukin Bank, New York, 5.32%, 10/24/06	399,998
599,765	Societe Generale, New York, FRN, 5.32%, 06/20/07	599,765
500,000	Union Bank of Switzerland, 5.29%, 10/10/06	500,000

		2,149,763

	Commercial Paper — 0.6%
547,584	Concord Minutemen C.C., LLC, Series A, 5.29%, 10/20/06	547,584
348,300	Fenway Funding LLC, 5.33%, 10/23/06	348,300

		895,884

	Corporate Notes — 1.1%
500,000	American Express Credit Corp., FRN, 5.34%, 01/15/08	500,000
300,000	Bank of America, FRN, 5.31%, 11/07/06	300,000
200,000	Banque Federative Du Credit Mutuel, FRN, 5.33%, 07/13/07	200,000
500,075	Beta Finance, Inc., FRN, 5.44%, 03/15/07	500,075
37,551	Citigroup Global Markets Holding, Inc., FRN, 5.50%, 12/12/06	37,551
56,327	MBIA Global Funding LLC, FRN, 5.43%, 01/26/07	56,327

		1,593,953

	Repurchase Agreements — 3.6%
131,770	Banc of America Securities LLC, 5.39%, dated 09/29/06, due 10/02/06, repurchase price $131,829, collateralized by U.S. Government Agency Mortgages	131,770

1,100,000	Barclays Capital, 5.40%, dated 09/29/06, due 10/02/06, repurchase price $1,100,495, collateralized by U.S. Government Agency Mortgages	1,100,000

1,500,000	Bear Stearns Cos., Inc., 5.38%, dated 09/29/06, due 10/02/06, repurchase price $1,500,672, collateralized by U.S. Government Agency Mortgages	1,500,000

1,100,000	Lehman Brothers, Inc., 5.38%, dated 09/29/06, due 10/02/06, repurchase price $1,100,493, collateralized by U.S. Government Agency Mortgages	1,100,000

1,100,000	UBS Securities LLC, 5.39%, dated 09/29/06 due 10/02/06, repurchase price $1,100,494, collateralized by U.S. Government Agency Mortgages	1,100,000

		4,931,770

	Total Investments of Cash Collateral for Securities Loaned (Cost $9,571,370)	9,571,370

	Total Investments — 107.1% (Cost $135,389,249)	147,705,993
	Liabilities in Excess of Other Assets — (7.1)%	(9,771,870)

	Net Assets — 100.0%	$137,934,123

Percentages indicated are based on net assets.

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 09/30/06 (USD)	UNREALIZED APPRECIATION (USD)

	Long Futures Outstanding
13	E-mini S&P 500 Index	December, 2006	$874,510	$9,843

Abbreviations:
(a)	Non-income producing security.

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.

(g)	Amount rounds to less than 0.1%.

JPMorgan Insurance Trust Equity Index Portfolio

Schedule of Portfolio Investments
As of September 30, 2006 (Unaudited) (continued)

(k)	Security is fully or partially segregated with the broker as collateral for futures or with brokers as initial margin for futures contracts.

(m)

All or a portion of this security is segregated for current or potential holdings of futures, swaps, options, TBA, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

(q)	Investment in affiliate. This security is included in an index in which the Portfolio, as an index fund, invests.

(n)	The rate shown is the effective yield at the date of purchase.

FRN	Floating Rate Note. The rate shown is the rate in effect as of September 30, 2006.

SPDR	Standard & Poor’s Depositary Receipt.

USD	United States Dollar.

As of September 30, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$31,556,992
Aggregate gross unrealized depreciation	(19,240,248)

Net unrealized appreciation/depreciation	$12,316,744

Federal income tax cost of investments	$135,389,249

JPMorgan Insurance Trust Government Bond Portfolio

Schedule of Portfolio Investments
As of September 30, 2006 (Unaudited)

Principal Amount ($)	Security Description	Value ($)

	Long-Term Investments — 84.9%
	Collateralized Mortgage Obligations — 41.3%
	Federal Home Loan Mortgage Corp.,
230,877	Series 1343, Class LA, 8.00%, 08/15/22	231,783
59,552	Series 1561, Class TA, PO, 08/15/08	57,591
399,959	Series 1577, Class PV, 6.50%, 09/15/23	412,970
1,181,493	Series 1584, Class L, 6.50%, 09/15/23	1,215,348
48,068	Series 1604, Class MB, IF, 6.96%, 11/15/08	48,522
84,479	Series 1625, Class SC, IF, 7.14%, 12/15/08	85,508
882,140	Series 1633, Class Z, 6.50%, 12/15/23	911,049
201,000	Series 1694, Class PK, 6.50%, 03/15/24	209,502
84,241	Series 1985, Class PL, 6.50%, 10/17/26 (m)	84,354
507,428	Series 1999, Class PU, 7.00%, 10/15/27	525,858
916,439	Series 2031, Class PG, 7.00%, 02/15/28 (m)	947,777
754,302	Series 2035, Class PC, 6.95%, 03/15/28	774,018
750,000	Series 2095, Class PE, 6.00%, 11/15/28	762,279
132,619	Series 2132, Class PD, 6.00%, 11/15/27	132,893
320	Series 2165, Class PD, 6.00%, 02/15/28	319
270,567	Series 2178, Class PB, 7.00%, 08/15/29	278,972
333,435	Series 2259, Class ZC, 7.35%, 10/15/30	358,014
751,188	Series 2345, Class PQ, 6.50%, 08/15/16	770,781
531,678	Series 2366, Class VG, 6.00%, 06/15/11	533,174
1,000,000	Series 2367, Class ME, 6.50%, 10/15/31	1,038,523
96,296	Series 2390, Class DO, PO, 12/15/31	78,659
883,000	Series 2527, Class BP, 5.00%, 11/15/17	866,716
5,000,000	Series 2543, Class YX, 6.00%, 12/15/32 (m)	5,042,124
3,230,000	Series 2578, Class PG, 5.00%, 02/15/18	3,130,336
2,000,000	Series 2626, Class KA, 3.00%, 03/15/30	1,860,124
650,000	Series 2631, Class TE, 4.50%, 02/15/28	624,844
735,220	Series 2647, Class A, 3.25%, 04/15/32	674,086
2,882,114	Series 2651, Class VZ, 4.50%, 07/15/18	2,708,269
2,438,000	Series 2656, Class BG, 5.00%, 10/15/32	2,366,833
410,000	Series 2682, Class LC, 4.50%, 07/15/32	386,339
2,500,000	Series 2684, Class PD, 5.00%, 03/15/29	2,458,983
1,250,000	Series 2749, Class TD, 5.00%, 06/15/21	1,230,023
650,000	Series 2773, Class TB, 4.00%, 04/15/19	583,729
625,000	Series 2827, Class DG, 4.50%, 07/15/19	586,700
1,200,000	Series 2827, Class TC, 5.00%, 10/15/28	1,186,835
894,758	Series 2927, Class GA, 5.50%, 10/15/34	897,684
1,250,000	Series 2929, Class PC, 5.00%, 01/15/28	1,233,281
918,881	Series 3085, Class VS, 7.40%, 12/15/35	1,017,898
	Federal Home Loan Mortgage Corp. Structured Pass-Through Securities,
838,073	Series T-54, Class 2A, 6.50%, 02/25/43	846,717
505,470	Series T-56, Class A, PO, 05/25/43	424,690
	Federal National Mortgage Association,
32,263	Series 1988-16, Class B, 9.50%, 06/25/18	35,034
146,273	Series 1993-146, Class E, PO, 05/25/23	120,388
245,000	Series 1993-155, Class PJ, 7.00%, 09/25/23	258,630
57,664	Series 1993-197, Class SC, IF, 8.30%, 10/25/08	59,051

JPMorgan Insurance Trust Government Bond Portfolio

Schedule of Portfolio Investments
As of September 30, 2006 (Unaudited) (continued)

Principal Amount ($)	Security Description	Value ($)

23,588	Series 1993-205, Class H, PO, 09/25/23	19,303
163,843	Series 1993-221, Class SG, IF, 3.62%, 12/25/08	161,845
1,828,270	Series 1993-223, Class PZ, 6.50%, 12/25/23	1,918,407
758,955	Series 1993-250, Class Z, 7.00%, 12/25/23	782,580
112,815	Series 1994-12, Class C, 6.25%, 01/25/09	112,588
17,563	Series 1994-13, Class SM, IF, 10.44%, 02/25/09	18,290
396,587	Series 1994-28, Class K, 6.50%, 08/25/23	398,240
1,152,034	Series 1994-37, Class L, 6.50%, 03/25/24	1,182,692
6,388,638	Series 1994-72, Class K, 6.00%, 04/25/24	6,517,041
27,163	Series 1994-76, Class H, 5.00%, 02/25/24	26,987
217,268	Series 1998-46, Class GZ, 6.50%, 08/18/28	224,303
539,248	Series 1998-58, Class PC, 6.50%, 10/25/28	556,428
1,099,249	Series 1999-39, Class JH, IO, 6.50%, 08/25/29	228,962
511,488	Series 2001-4, Class PC, 7.00%, 03/25/21	531,505
1,690,122	Series 2001-33, Class ID, IO, 6.00%, 07/25/31	356,893
489,516	Series 2002-2, Class UC, 6.00%, 02/25/17	492,981
2,000,000	Series 2002-18, Class PC, 5.50%, 04/25/17	2,018,428
2,000,000	Series 2003-35, Class MD, 5.00%, 11/25/16	1,975,814
1,250,000	Series 2003-70, Class BE, 3.50%, 12/25/25	1,195,888
3,600,000	Series 2003-81, Class MC, 5.00%, 12/25/32	3,496,737
600,000	Series 2003-82, Class VB, 5.50%, 08/25/33	590,756
2,901,667	Series 2003-128, Class DY, 4.50%, 01/25/24	2,687,258
1,850,000	Series 2004-2, Class OE, 5.00%, 05/25/23	1,794,176
1,457,443	Series 2004-75, Class VK, 4.50%, 09/25/22	1,379,991
91,022	Series G92-44, Class ZQ, 8.00%, 07/25/22	96,389
38,291	Series G92-66, Class KA, 6.00%, 12/25/22	38,966
	Federal National Mortgage Association Whole Loan,
878,406	Series 1999-W4, Class A9, 6.25%, 02/25/29	888,385
1,506,320	Series 2002-W7, Class A4, 6.00%, 06/25/29	1,517,178
809,911	Series 2003-W1, Class 1A1, 6.50%, 12/25/42	825,160
741,970	Series 2005-W1, Class 1A2, 6.50%, 10/25/44	757,405
	Government National Mortgage Association,
409,921	Series 1998-22, Class PD, 6.50%, 09/20/28	421,791
131,376	Series 1999-17, Class L, 6.00%, 05/20/29	133,261
599,682	Series 2001-6, Class PM, 6.50%, 06/16/30	602,909
2,500,000	Series 2001-10, Class PE, 6.50%, 03/16/31 (m)	2,602,528
1,000,000	Series 2001-64, Class PB, 6.50%, 12/20/31	1,031,686
7,092,471	Series 2003-59, Class XA, IO, VAR, 0.96%, 06/16/34	619,459
2,759,774	Series 2003-75, Class BE, 6.00%, 04/16/28	2,818,238
1,703,295	Series 2004-62, Class VA, 5.50%, 07/20/15	1,709,273

	Total Collateralized Mortgage Obligations (Cost $81,216,314)	80,787,929

	Mortgage Pass-Through Securities — 11.3%
	Federal Home Loan Mortgage Corp. Gold Pools,
437,208	5.00%, 12/01/13 - 04/01/14	432,011
155,514	5.50%, 03/01/14	156,154
302,150	6.00%, 04/01/14 - 02/01/32	304,974
1,981,361	6.50%, 06/01/14 - 04/01/32	2,027,492
39,211	7.00%, 02/01/11	39,824
92,252	7.50%, 09/01/10	93,276
23,244	8.50%, 12/01/09 - 07/01/28	24,824
	Federal Home Loan Mortgage Corp. Conventional Pools,
259,967	ARM, 6.50%, 01/01/27	263,972

JPMorgan Insurance Trust Government Bond Portfolio

Schedule of Portfolio Investments
As of September 30, 2006 (Unaudited) (continued)

Principal Amount ($)	Security Description	Value ($)

75,489	ARM, 6.60%, 04/01/30	76,671
41,523	9.00%, 12/01/09	41,519
	Federal National Mortgage Association Various Pools,
4,214,096	5.00%, 11/01/13 - 11/01/33	4,090,762
7,410,822	5.50%, 11/01/16 - 01/01/34	7,335,770
2,215,368	6.00%, 04/01/13 - 09/01/28	2,243,083
631,411	6.50%, 11/01/11 - 04/01/32	647,820
185,852	7.50%, 02/01/13 - 08/01/30	191,245
495,241	8.00%, 11/01/12 - 01/01/16	512,038
	Government National Mortgage Association Various Pools,
3,098,708	ARM, 4.50%, 07/20/34 - 09/20/34	3,069,760
15,639	ARM, 4.75%, 07/20/27	15,768
32,999	6.50%, 03/15/28 - 9/15/28	33,946
83,511	7.00%, 12/15/25 - 06/15/28	86,284
44,491	7.50%, 05/15/23 - 12/20/26	46,272
82,732	7.75%, 07/15/30	87,062
245,850	8.00%, 11/20/26 - 10/15/27	259,669
19,127	9.00%, 11/15/24	20,563

	Total Mortgage Pass-Through Securities (Cost $22,386,713)	22,100,759

	U.S. Government Agency Securities — 10.9%
1,500,000	Federal Farm Credit Bank, 6.75%, 07/07/09	1,568,223
1,000,000	Federal Home Loan Bank System, 5.90%, 03/26/09	1,016,317
6,000,000	Federal National Mortgage Association, PO, 09/23/20	2,894,676
	Financing Corp. Fico,
8,000,000	PO, 12/06/18	4,330,224
2,000,000	PO, 11/02/18	1,088,398
3,000,000	Zero Coupon, 10/09/19	1,476,321
630,000	Zero Coupon, 03/23/28	207,336
	Resolution Funding Corp.,
1,000,000	PO, 10/15/17	584,224
2,000,000	PO, 01/15/20	1,034,128
4,000,000	PO, 07/15/20	2,017,548
	Tennessee Valley Authority,
5,000,000	PO, 07/15/16	3,038,605
2,000,000	6.00%, 03/15/13	2,113,628

	Total U.S. Government Agency Securities (Cost $19,165,612)	21,369,628

	U.S. Treasury Obligations — 21.4%
	U.S. Treasury Bonds,
650,000	6.13%, 11/15/27	760,246
2,700,000	7.25%, 05/15/16	3,235,993
1,250,000	8.13%, 08/15/19	1,648,438
2,000,000	9.13%, 05/15/18	2,777,032
2,800,000	10.38%, 11/15/12	2,965,155
	U.S. Treasury Inflation Indexed Bonds,
584,605	3.50%, 01/15/11	612,328
6,298,017	3.63%, 01/15/08	6,348,451
	U.S. Treasury Notes,
2,250,000	4.25%, 08/15/13	2,202,538
2,500,000	5.00%, 08/15/11	2,548,145
200,000	6.00%, 08/15/09	207,305

JPMorgan Insurance Trust Government Bond Portfolio

Schedule of Portfolio Investments
As of September 30, 2006 (Unaudited) (continued)

Principal Amount	Security Description	Value ($)

	U.S. Treasury Bonds Coupon STRIPS
4,000,000	11/15/09	3,469,352
2,500,000	08/15/14	1,739,820
2,000,000	11/15/14	1,373,738
1,750,000	02/15/15	1,187,228
500,000	05/15/15	335,582
750,000	08/15/15	497,153
3,000,000	11/15/15	1,960,452
400,000	05/15/16	255,127
15,000,000	05/15/20	7,778,790

	Total U.S. Treasury Obligations (Cost $40,540,810)	41,902,873

	Total Long-Term Investments (Cost $163,309,449)	166,161,189

	Short-Term Investment — 3.3%
	Investment Company — 3.3%
6,526,359	JPMorgan U.S. Government Money Market Fund (b) (m) (Cost $6,526,359)	6,526,359

	Investment of Cash Collateral for Securities Loaned — 12.7%
	Repurchase Agreements — 12.7%

Principal Amount ($)

4,752,647	Banc of America Securities LLC, 5.39%, dated 9/29/06, due 10/02/06, repurchase price $4,754,782, collateralized by U.S. Government Agency Mortgages	4,752,647
5,200,000	Barclays Capital, 5.40%, dated 9/29/06, due 10/02/06, repurchase price $5,202,340, collateralized by U.S. Government Agency Mortgages	5,200,000
5,000,000	Bear Stearns, 5.38%, dated 9/29/06, due 10/02/06, repurchase price $5,002,242, collateralized by U.S. Government Agency Mortgages	5,000,000
5,000,000	Lehman Brothers, Inc., 5.38%, dated 9/29/06, due 10/02/06, repurchase price of $5,002,242, collateralized by U.S. Government Agency Mortgages	5,000,000
5,000,000	UBS Securities LLC, 5.39%, dated 9/29/06, due 10/02/06, repurchase price of $5,002,246, collateralized by U.S. Government Agency Mortgages	5,000,000

	Total Investment of Cash Collateral for Securities Loaned (Cost $24,952,647)	24,952,647

	Total Investments — 100.9% (Cost $194,788,455)	197,640,195
	Liabilities in Excess of Other Assets (0.9)%	(1,774,317)

	Net Assets 100.0%	$195,865,878

Percentages indicated are based on net assets.

Abbreviations:
(b) Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by JPMorgan Investment Advisors, Inc.

JPMorgan Insurance Trust Government Bond Portfolio

Schedule of Portfolio Investments
As of September 30, 2006 (Unaudited) (continued)

(m)

All or a portion of this security is segregated for current or potential holdings of futures, swaps, options, TBA, when issued securities, delayed delivery securities, and reverse repurchase agreements.

ARM	Adjustable Rate Mortgage.
IF	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index.
IO

Interest Only represents the right to receive the monthly interest payment on an underlying pool of mortgage loans. The face amount shown represents the par value on the generally higher than prevailing market underlying pool. The yields on these securities are yields on other mortgage-backed securities because their cash flow patterns are more volatile and there is a greater risk that the initial investment will not be fully recouped. These securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

PO

Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.

STRIPS	Separate Trading of Registered Interest and Principal Securities.
VAR	Variable. The interest rate shown is the rate in effect at September 30, 2006.

As of September 30, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation:	$5,265,653
Aggregate gross unrealized depreciation:	(2,413,913)

Net unrealized appreciation/depreciation:	$2,851,740

Federal income tax cost of investments:	$194,788,455

JPMorgan Insurance Trust International Equity Portfolio

Schedule of Portfolio Investments
As of September 30, 2006 (Unaudited)

Shares	Security Description	Value ($)

	Long-Term Investments — 98.7%
	Common Stocks — 98.7%
	Australia — 1.5%
3,100	BHP Billiton Ltd.	58,765
1,800	Zinifex Ltd.	15,729

		74,494

	Belgium — 1.8%
1,900	Dexia	49,202
1,000	Fortis	40,549

		89,751

	Brazil — 1.5%
2,300	Cia Vale do Rio Doce ADR	49,588
300	Petroleo Brasileiro S.A. ADR	25,149

		74,737

	Finland — 1.4%
3,600	Nokia OYJ	70,916

	France — 13.2%
294	Accor S.A.	20,010
2,300	AXA S.A.	84,753
900	BNP Paribas	96,719
1,100	Cie de Saint-Gobain	79,748
500	Imerys S.A.	41,811
600	Lafarge S.A.	77,399
700	Sanofi-Aventis	62,233
3,100	Total S.A.	203,330

		666,003

	Germany — 4.7%
400	BASF AG	32,069
700	Bayerische Motoren Werke AG	37,470
1,900	Deutsche Post AG	49,798
300	Linde AG	28,265
200	SAP AG	39,625
600	Siemens AG	52,214

		239,441

	Hong Kong — 1.2%
6,500	Esprit Holdings Ltd.	59,234

	Ireland — 0.8%
2,200	Bank of Ireland	42,825

	Italy — 6.0%
6,100	Banca Intesa S.p.A.	40,108
5,400	ENI S.p.A.	160,452
2,900	Mediaset S.p.A.	31,166
8,700	UniCredito Italiano S.p.A.	72,200

		303,926

	Japan — 22.5%
1,400	Astellas Pharma, Inc.	56,363
5,000	Bank of Yokohama Ltd.	39,448
1,400	Canon, Inc.	73,163
900	Credit Saison Co., Ltd.	37,955
1,200	Daikin Industries Ltd.	35,543
200	Hirose Electric Co., Ltd.	26,520
2,200	Honda Motor Co., Ltd.	73,936
1,700	Hoya Corp.	64,115
2,700	Mitsubishi Corp.	50,857
8	Mitsubishi Tokyo UFJ Financial Group, Inc.	102,942
2,000	Mitsui Fudosan Co., Ltd.	45,485
8	Mizuho Financial Group, Inc.	62,114
600	Nidec Corp.	45,257
3,000	Nikko Cordial Corp.	34,866
900	Nitto Denko Corp.	53,316
500	Secom Co., Ltd.	24,777
1,600	Seven & I Holdings Co., Ltd.	51,549
800	Shin-Etsu Chemical Co., Ltd.	51,092
300	SMC Corp.	39,740
1,100	Sony Corp.	44,425
5,000	Sumitomo Corp.	62,517
6	Sumitomo Mitsui Financial Group, Inc.	63,005

		1,138,985

JPMorgan Insurance Trust International Equity Portfolio

Schedule of Portfolio Investments
As of September 30, 2006 (Unaudited) (continued)

Shares	Security Description	Value ($)

	Mexico — 0.6%
300	Fomento Economico Mexicano S.A. de C.V. ADR	29,082

	Netherlands — 4.4%
1,400	ING Groep N.V. CVA	61,525
1,500	Koninklijke Philips Electronics N.V.	52,502
3,300	Reed Elsevier N.V.	55,024
2,100	Wolters Kluwer N.V., Class C	54,707

		223,758

	Spain — 2.2%
800	Altadis S.A.	38,006
3,100	Banco Bilbao Vizcaya Argentaria S.A.	71,688

		109,694

	Sweden — 1.4%
20,400	Telefonaktiebolaget LM Ericsson, Class B	70,481

	Switzerland — 11.1%
800	Adecco S.A.	48,232
800	Holcim Ltd.	65,336
260	Nestle S.A.	90,596
1,600	Novartis AG	93,349
500	Roche Holding AG	86,384
2,200	UBS AG	131,509
200	Zurich Financial Services AG	49,104

		564,510

	United Kingdom — 24.4%
7,700	Barclays plc	97,102
4,900	BG Group plc	59,542
800	BHP Billiton plc	13,785
1,850	British Land Co. plc	47,193
8,000	Centrica plc	48,687
4,600	GlaxoSmithKline plc	122,337
9,200	HSBC Holdings plc	167,929
9,000	Kingfisher plc	41,346
14,000	Morrison (WM) Supermarkets plc	63,748
1,900	Royal Bank of Scotland Group plc	65,375
1,800	Schroders plc	31,363
5,500	Smith & Nephew plc	50,419
2,500	Standard Chartered plc	63,982
16,600	Tesco plc	111,856
49,200	Vodafone Group plc	112,382
3,500	Wolseley plc	73,459
5,000	WPP Group plc	61,935

		1,232,440

	Total Investments — 98.7% (Cost $4,939,614)	4,990,277
	Other Assets in Excess of Liabilities — 1.3%	63,298

	NET ASSETS — 100.0%	$5,053,575

Percentages indicated are based on net assets.

ABBREVIATIONS:

ADR	American Depositary Receipt

CVA	Dutch Certification

As of September 30, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$87,415
Aggregate gross unrealized depreciation	(36,752)

Net unrealized appreciation/depreciation	$50,663

Federal income tax cost of investments	$4,939,614

JPMorgan Insurance Trust International Equity Portfolio

Schedule of Portfolio Investments
As of September 30, 2006 (Unaudited) (continued)

Summary of Investments by Industry
September 30, 2006

The following represents the allocations by industry for common stocks and other investments based on net assets:

Industry	Percentage

Commercial Banks	20.5%
Oil, Gas & Consumable Fuels	8.9
Pharmaceuticals	8.3
Food & Staples Retailing	4.5
Media	4.0
Capital Markets	3.9
Trading Companies & Distributors	3.7
Construction Materials	3.6
Chemicals	3.3
Communications Equipment	2.8
Electronic Equipment & Instruments	2.7
Metals & Mining	2.7
Insurance	2.6
Building Products	2.3
Automobiles	2.2
Wireless Telecommunication Services	2.2
Diversified Financial Services	2.0
Specialty Retail	2.0
Household Durables	1.9
Food Products	1.8
Real Estate Management & Development	1.8
Commercial Services & Supplies	1.4
Office Electronics	1.4
Air Freight & Logistics	1.0
Health Care Equipment & Supplies	1.0
Industrial Conglomerates	1.0
Multi-Utilities	1.0
Other (less than 1.0%)	4.2

98.7

JPMorgan Insurance Trust Intrepid Mid Cap Portfolio

Schedule of Portfolio Investments
As of September 30, 2006 (Unaudited)

Shares	Security Description	Value ($)

	Long-Term Investments — 98.5%
	Common Stocks — 98.5%
	Aerospace & Defense — 0.4%
4,350	Armor Holdings, Inc. (a)	249,386

	Airlines — 1.7%
8,900	Continental Airlines, Inc., Class B (a)	251,959
27,350	Southwest Airlines Co.	455,651
9,500	UAL Corp. (a)	252,415
5,750	US Airways Group, Inc. (a)	254,897

		1,214,922

	Auto Components — 0.6%
7,550	Autoliv, Inc. (Sweden)	416,081

	Automobiles — 0.6%
3,400	Harley-Davidson, Inc.	213,350
5,300	Thor Industries, Inc.	218,201

		431,551

	Beverages — 0.6%
12,600	Pepsi Bottling Group, Inc.	447,300

	Biotechnology — 0.9%
4,650	Cephalon, Inc. (a)	287,138
10,900	ImClone Systems, Inc. (a)	308,688

		595,826

	Capital Markets — 2.5%
7,750	A.G. Edwards, Inc.	412,920
2,600	Bear Stearns Cos., Inc. (The)	364,260
22,684	E*Trade Financial Corp. (a)	542,601
13,700	Raymond James Financial, Inc.	400,588

		1,720,369

	Commercial Banks — 3.1%
15,500	Colonial BancGroup, Inc. (The)	379,750
9,000	Comerica, Inc.	512,280
16,250	Keycorp	608,400
5,000	PNC Financial Services Group, Inc.	362,200
8,300	Whitney Holding Corp.	296,891

		2,159,521

	Commercial Services & Supplies — 2.4%
6,700	Avery Dennison Corp.	403,139
11,800	Covanta Holding Corp. (a)	254,054
8,050	Manpower, Inc.	493,223
9,850	Waste Management, Inc.	361,298
3,900	West Corp. (a)	188,370

		1,700,084

	Communications Equipment — 1.1%
11,940	Harris Corp.	531,211
8,400	Polycom, Inc. (a)	206,052

		737,263

	Computers & Peripherals — 1.3%
8,000	Lexmark International, Inc., Class A (a)	461,280
25,975	Western Digital Corp. (a)	470,147

		931,427

	Consumer Finance — 0.7%
7,500	First Marblehead Corp. (The)	519,450

	Containers & Packaging — 0.3%
5,700	Temple-Inland, Inc.	228,570

	Diversified Consumer Services — 0.8%
12,850	Career Education Corp. (a)	289,125
3,900	ITT Educational Services, Inc. (a)	258,570

		547,695

	Diversified Financial Services — 0.8%
11,250	CIT Group, Inc.	547,088

	Diversified Telecommunication Services — 2.3%
10,790	AT&T, Inc.	351,323
10,275	CenturyTel, Inc.	407,609
30,900	Citizens Communications Co.	433,836
7,900	Embarq Corp. (a)	382,123

		1,574,891

	Electric Utilities — 2.1%
16,500	American Electric Power Co., Inc.	600,105
5,950	FirstEnergy Corp.	332,367
16,425	PPL Corp.	540,382

		1,472,854

	Electrical Equipment — 0.7%
4,650	Acuity Brands, Inc.	211,110
5,800	Thomas & Betts Corp. (a)	276,718

		487,828

JPMorgan Insurance Trust Intrepid Mid Cap Portfolio

Schedule of Portfolio Investments
As of September 30, 2006 (Unaudited) (continued)

Shares	Security Description	Value ($)

	Electronic Equipment & Instruments — 1.3%
3,600	Anixter International, Inc. (a)	203,292
13,300	AVX Corp.	235,277
4,050	Mettler-Toledo International, Inc. (Switzerland) (a)	267,908
9,100	Plexus Corp. (a)	174,720

		881,197

	Energy Equipment & Services — 1.7%
15,100	BJ Services Co.	454,963
7,900	Grant Prideco, Inc. (a)	300,437
3,050	Maverick Tube Corp. (a)	197,731
5,900	Tidewater, Inc.	260,721

		1,213,852

	Food & Staples Retailing — 0.9%
27,600	Kroger Co. (The)	638,664

	Food Products — 1.4%
9,625	Archer-Daniels-Midland Co.	364,595
14,150	H.J. Heinz Co.	593,309

		957,904

	Gas Utilities — 1.6%
9,775	Energen Corp.	409,279
6,775	National Fuel Gas Co.	246,271
12,950	ONEOK, Inc.	489,381

		1,144,931

	Health Care Providers & Services — 5.2%
11,600	AmerisourceBergen Corp.	524,320
9,101	Coventry Health Care, Inc. (a)	468,884
3,775	Express Scripts, Inc. (a)	284,975
9,950	Health Net, Inc. (a)	433,024
8,625	Humana, Inc. (a)	570,026
7,250	Laboratory Corp. of America Holdings (a)	475,382
6,400	McKesson Corp.	337,408
7,950	Sierra Health Services, Inc. (a)	300,828
4,300	WellCare Health Plans, Inc. (a)	243,509

		3,638,356

	Health Care Technology — 0.4%
22,100	Emdeon Corp. (a)	258,791

	Hotels, Restaurants & Leisure — 2.6%
12,400	Brinker International, Inc.	497,116
6,300	Choice Hotels International, Inc.	257,670
12,350	Darden Restaurants, Inc.	524,504
7,900	International Game Technology	327,850
4,100	Yum! Brands, Inc.	213,405

		1,820,545

	Household Durables — 2.6%
7,200	Jarden Corp. (a)	237,384
17,100	Newell Rubbermaid, Inc.	484,272
5,800	Snap-On, Inc.	258,390
8,600	Stanley Works (The)	428,710
5,200	Whirlpool Corp.	437,372

		1,846,128

	Household Products — 0.7%
6,375	Energizer Holdings, Inc. (a)	458,936

	Independent Power Producers & Energy Traders — 1.4%
27,700	AES Corp. (The) (a)	564,803
6,550	TXU Corp.	409,506

		974,309

	Industrial Conglomerates — 0.4%
3,000	Carlisle Cos., Inc.	252,300

	Insurance — 3.6%
8,850	American Financial Group, Inc.	415,331
9,100	Assurant, Inc.	486,031
12,800	HCC Insurance Holdings, Inc.	420,864
8,300	Nationwide Financial Services, Inc.	399,230
9,100	Philadelphia Consolidated Holding Co. (a)	361,998
12,862	W.R. Berkley Corp.	455,186

		2,538,640

	IT Services — 2.8%
4,100	Alliance Data Systems Corp. (a)	226,279
10,900	Computer Sciences Corp. (a)	535,408
17,300	Convergys Corp. (a)	357,245
6,500	Global Payments, Inc.	286,065
7,900	MoneyGram International, Inc.	229,574
15,050	Sabre Holdings Corp., Class A	352,019

		1,986,590

	Leisure Equipment & Products — 0.7%
25,850	Mattel, Inc.	509,245

	Life Sciences Tools & Services — 1.0%
13,350	Applera Corp.- Applied Biosystems Group	442,019
3,500	Fisher Scientific International, Inc. (a)	273,840

		715,859

JPMorgan Insurance Trust Intrepid Mid Cap Portfolio

Schedule of Portfolio Investments
As of September 30, 2006 (Unaudited) (continued)

Shares	Security Description	Value ($)

	Machinery — 4.6%
6,000	Crane Co.	250,800
4,134	Cummins, Inc.	492,897
5,750	Eaton Corp.	395,888
8,700	Joy Global, Inc.	327,207
9,350	Manitowoc Co., Inc. (The)	418,786
7,550	Parker-Hannifin Corp.	586,861
11,600	Terex Corp. (a)	524,552
7,650	Timken Co.	227,817

		3,224,808

	Media — 2.9%
17,800	DIRECTV Group, Inc. (The) (a)	350,304
3,300	Liberty Media Holding Corp. - Capital, Class A (a)	275,781
7,100	McGraw-Hill Cos., Inc. (The)	412,013
4,700	Meredith Corp.	231,851
3,700	Omnicom Group, Inc.	346,320
16,400	Warner Music Group Corp.	425,580

		2,041,849

	Metals & Mining — 4.8%
2,500	Carpenter Technology Corp.	268,775
12,200	Commercial Metals Co.	248,026
10,900	Freeport-McMoRan Copper & Gold, Inc., Class B	580,534
8,150	Nucor Corp.	403,344
4,400	Phelps Dodge Corp.	372,680
9,300	Reliance Steel & Aluminum Co.	298,902
4,625	Southern Copper Corp.	427,812
5,000	Steel Dynamics, Inc.	252,250
8,100	United States Steel Corp.	467,208

		3,319,531

	Multi-Utilities — 2.5%
21,625	MDU Resources Group, Inc.	483,103
7,400	OGE Energy Corp.	267,214
11,525	Sempra Energy	579,131
19,100	Xcel Energy, Inc.	394,415

		1,723,863

	Multiline Retail — 1.8%
10,400	Big Lots, Inc. (a)	206,024
9,800	J.C. Penney Co., Inc.	670,222
2,400	Sears Holdings Corp. (a)	379,416

		1,255,662

	Office Electronics — 0.4%
18,600	Xerox Corp. (a)	289,416

	Oil, Gas & Consumable Fuels — 4.5%
11,150	Frontier Oil Corp.	296,367
4,600	Marathon Oil Corp.	353,740
8,400	Noble Energy, Inc.	382,956
6,700	Occidental Petroleum Corp.	322,337
5,900	Overseas Shipholding Group, Inc.	364,443
7,300	Plains Exploration & Production Co. (a)	313,243
6,650	Sunoco, Inc.	413,563
7,125	Tesoro Corp.	413,108
5,186	Valero Energy Corp.	266,923

		3,126,680

	Personal Products — 0.3%
6,900	NBTY, Inc. (a)	201,963

	Pharmaceuticals — 1.8%
13,175	Endo Pharmaceuticals Holdings, Inc. (a)	428,846
24,200	King Pharmaceuticals, Inc. (a)	412,126
20,250	Mylan Laboratories, Inc.	407,633

		1,248,605

	Real Estate Investment Trusts (REITs) — 5.5%
16,350	CapitalSource, Inc.	422,157
10,200	Hospitality Properties Trust	481,440
29,750	Host Hotels & Resorts, Inc.	682,167
10,600	iStar Financial, Inc.	442,020
4,900	Mack-Cali Realty Corp.	253,820
6,650	New Century Financial Corp.	261,412
9,500	New Plan Excel Realty Trust	256,975
10,400	ProLogis	593,424
11,200	Ventas, Inc.	431,648

		3,825,063

	Real Estate Management & Development — 1.3%
19,375	CB Richard Ellis Services, Inc., Class A (a)	476,625
4,850	Jones Lang LaSalle, Inc.	414,578

		891,203

	Road & Rail — 0.5%
5,225	Burlington Northern Santa Fe Corp.	383,724

	Semiconductors & Semiconductor Equipment — 4.2%
48,750	Atmel Corp. (a)	294,450

JPMorgan Insurance Trust Intrepid Mid Cap Portfolio

Schedule of Portfolio Investments
As of September 30, 2006 (Unaudited) (continued)

Shares	Security Description	Value ($)

8,825	Freescale Semiconductor, Inc., Class B (a)	335,438
11,225	Lam Research Corp. (a)	508,829
16,125	MEMC Electronic Materials, Inc. (a)	590,659
9,600	Novellus Systems, Inc. (a)	265,536
24,950	NVIDIA Corp. (a)	738,271
37,450	ON Semiconductor Corp. (a)	220,206

		2,953,389

	Software — 2.7%
36,750	BEA Systems, Inc. (a)	558,600
18,350	BMC Software, Inc. (a)	499,487
29,225	Cadence Design Systems, Inc. (a)	495,656
12,925	Sybase, Inc. (a)	313,302

		1,867,045

	Specialty Retail — 4.2%
11,775	American Eagle Outfitters, Inc.	516,098
10,550	AnnTaylor Stores Corp. (a)	441,623
4,250	Guess?, Inc. (a)	206,253
17,100	Limited Brands, Inc.	452,979
14,800	Office Depot, Inc. (a)	587,560
4,600	OfficeMax, Inc.	187,404
9,400	Sherwin-Williams Co. (The)	524,332

		2,916,249

	Textiles, Apparel & Luxury Goods — 0.7%
6,400	V.F. Corp.	466,880

	Thrifts & Mortgage Finance — 2.8%
5,275	Downey Financial Corp.	350,998
5,950	IndyMac Bancorp, Inc.	244,902
7,800	MGIC Investment Corp.	467,766
9,300	PMI Group, Inc. (The)	407,433
7,900	Radian Group, Inc.	474,000

		1,945,099

	Tobacco — 1.2%
7,750	Loews Corp. - Carolina Group	429,273
7,150	Reynolds American, Inc.	443,085

		872,358

	Trading Companies & Distributors — 0.6%
7,450	WESCO International, Inc. (a)	432,324

	Total Common Stocks (Cost $62,092,362)	68,804,064

	Short-Term Investment — 1.5%
	Investment Company — 1.5%
1,050,855	JPMorgan Liquid Assets Money Market Fund (b) (m) (Cost $1,050,855)	1,050,855

Principal Amount ($)

	Investments of Cash Collateral for Securities Loaned — 8.7%
	Certificates of Deposit — 2.0%
350,000	Credit Suisse First Boston, FRN, 5.40%, 10/17/06	350,000
400,000	Deutsche Bank, New York, FRN, 5.47%, 01/22/08	400,000
249,999	Norinchukin Bank, New York, 5.32%, 10/24/06	249,999
399,843	Societe Generale, New York, FRN, 5.32%, 06/20/07	399,843

		1,399,842

	Commercial Paper — 0.4%
248,785	Fenway Funding LLC, 5.33%, 10/23/06	248,785

	Corporate Notes — 3.9%
400,000	American Express Credit Corp., FRN, 5.34%, 01/15/08	400,000
500,000	Bank of America, FRN, 5.31%, 11/07/06	500,000
500,075	Beta Finance, Inc., FRN, 5.44%, 03/15/07	500,075
500,000	CDC Financial Products, Inc., FRN, 5.43%, 10/30/06	500,000
300,000	Citigroup Global Markets, Inc., FRN, 5.45%, 10/06/06	300,000
39,502	Citigroup Global Markets Holding, FRN, 5.50%, 12/12/06	39,502
450,020	Links Finance LLC, FRN, 5.42%, 10/06/06	450,020
59,253	MBIA Global Funding LLC, FRN, 5.43%, 01/26/07	59,253

		2,748,850

	Repurchase Agreements — 2.4%
1,198,056	Bank of America Securities LLC, 5.39%, dated 09/29/06, due 10/02/06, repurchase price $1,198,594, collateralized by U.S. Government Agency Mortgages	1,198,056

500,000	Bear Stearns Cos., Inc., 5.38%, dated 09/29/06, due 10/02/06, repurchase price $500,224, collateralized by U.S. Government Agency Mortgages	500,000

		1,698,056

	Total Investments of Cash Collateral for Securities Loaned (Cost $6,095,533)	6,095,533

	Total Investments — 108.7% (Cost $69,238,750)	75,950,452
	Liabilities in Excess of Other Assets — (8.7)%	(6,095,343)

	NET ASSETS — 100.0%	$69,855,109

JPMorgan Insurance Trust Intrepid Mid Cap Portfolio

Schedule of Portfolio Investments
As of September 30, 2006 (Unaudited) (continued)

Percentages indicated are based on net assets.

ABBREVIATIONS:

(a)	Non-income producing security.

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by JPMorgan Investment Advisors Inc.

(m)

All or a portion of this security is segregated for current or potential holdings of futures, swaps, options, TBA, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

FRN	Floating Rate Note. The rate shown is the rate in effect as of September 30, 2006.

As of September 30, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$8,367,109
Aggregate gross unrealized depreciation	(1,655,407)

Net unrealized appreciation/depreciation	$6,711,702

Federal income tax cost of investments	$69,238,750

JPMorgan Insurance Trust Large Cap Growth Portfolio

Schedule of Portfolio Investments
As of September 30, 2006 (Unaudited)

Shares	Security Description	Value ($)

	Long-Term Investments — 97.4%
	Common Stocks — 97.4%
	Aerospace & Defense — 6.9%
73,230	Boeing Co.	5,774,185
57,640	General Dynamics Corp.	4,131,059
56,975	Lockheed Martin Corp.	4,903,269

		14,808,513

	Air Freight & Logistics — 1.6%
75,390	Expeditors International of Washington, Inc.	3,360,886

	Beverages — 1.7%
55,775	PepsiCo, Inc.	3,639,876

	Biotechnology — 6.1%
50,079	Amgen, Inc. (a)	3,582,151
71,950	Celgene Corp. (a)	3,115,435
39,120	Genentech, Inc. (a)	3,235,224
47,550	Gilead Sciences, Inc. (a)	3,266,685

		13,199,495

	Capital Markets — 4.4%
31,220	Franklin Resources, Inc.	3,301,515
15,200	Goldman Sachs Group, Inc.	2,571,384
90,604	Lazard Ltd., Class A (Bermuda)	3,622,348

		9,495,247

	Chemicals — 3.8%
105,210	Monsanto Co.	4,945,922
53,165	Praxair, Inc.	3,145,241

		8,091,163

	Commercial Services & Supplies — 2.3%
29,560	Corporate Executive Board Co.	2,657,740
66,555	Robert Half International, Inc.	2,260,873

		4,918,613

	Communications Equipment — 5.8%
208,425	Corning, Inc. (a)	5,087,654
117,015	Motorola, Inc.	2,925,375
125,265	QUALCOMM, Inc.	4,553,383

		12,566,412

	Computers & Peripherals — 5.4%
67,935	Apple Computer, Inc. (a)	5,233,033
175,780	Hewlett-Packard Co.	6,449,368

		11,682,401

	Construction Materials — 0.6%
17,500	Vulcan Materials Co.	1,369,375

	Diversified Financial Services — 2.8%
27,900	Bank of America Corp.	1,494,603
9,540	Chicago Mercantile Exchange Holdings, Inc.	4,562,505

		6,057,108

	Electrical Equipment — 1.3%
62,305	Roper Industries, Inc.	2,787,526

	Energy Equipment & Services — 3.0%
50,230	Schlumberger Ltd. (Netherlands)	3,115,767
85,230	Smith International, Inc.	3,306,924

		6,422,691

	Food & Staples Retailing — 4.2%
34,820	Costco Wholesale Corp.	1,729,857
144,490	CVS Corp.	4,641,019
91,100	Safeway, Inc.	2,764,885

		9,135,761

	Health Care Providers & Services — 2.6%
22,080	DaVita, Inc. (a)	1,277,770
33,180	Express Scripts, Inc. (a)	2,504,758
28,070	Laboratory Corp. of America Holdings (a)	1,840,550

		5,623,078

	Hotels, Restaurants & Leisure — 3.2%
106,070	Marriott International, Inc., Class A	4,098,545
72,905	McDonald’s Corp.	2,852,043

		6,950,588

	Household Products — 0.6%
19,498	Procter & Gamble Co.	1,208,486

	Industrial Conglomerates — 1.5%
94,425	General Electric Co.	3,333,203

	Internet Software & Services — 4.6%
36,400	Akamai Technologies, Inc. (a)	1,819,636
19,990	Google, Inc., Class A (a)	8,033,981

		9,853,617

	IT Services — 4.2%
19,340	Affiliated Computer Services, Inc., Class A (a)	1,002,972
68,130	Automatic Data Processing, Inc.	3,225,274
64,615	Cognizant Technology Solutions Corp., Class A (a)	4,785,387

		9,013,633

JPMorgan Insurance Trust Large Cap Growth Portfolio

Schedule of Portfolio Investments
As of September 30, 2006 (Unaudited)(continued)

Shares	Security Description	Value ($)

	Machinery — 1.5%
50,300	Caterpillar, Inc.	3,309,740

	Multiline Retail — 0.9%
46,015	Nordstrom, Inc.	1,946,435

	Oil, Gas & Consumable Fuels — 2.6%
34,430	EOG Resources, Inc.	2,239,671
63,485	Valero Energy Corp.	3,267,573

		5,507,244

	Pharmaceuticals — 6.4%
16,900	Allergan, Inc.	1,903,109
39,200	AstraZeneca plc ADR (United Kingdom)	2,450,000
25,700	GlaxoSmithKline plc ADR (United Kingdom)	1,368,011
32,290	Johnson & Johnson	2,096,913
33,900	Novartis AG ADR (Switzerland)	1,981,116
78,300	Wyeth	3,980,772

		13,779,921

	Road & Rail — 2.7%
48,400	Burlington Northern Santa Fe Corp.	3,554,496
50,400	Norfolk Southern Corp.	2,220,120

		5,774,616

	Semiconductors & Semiconductor Equipment — 2.5%
75,070	Marvell Technology Group Ltd. (Bermuda) (a)	1,454,106
45,400	MEMC Electronic Materials, Inc. (a)	1,663,002
71,425	Texas Instruments, Inc.	2,374,881

		5,491,989

	Software — 3.9%
53,225	Autodesk, Inc. (a)	1,851,166
46,700	Intuit, Inc. (a)	1,498,603
184,925	Microsoft Corp.	5,054,000

		8,403,769

	Specialty Retail — 3.2%
46,000	Best Buy Co., Inc.	2,463,760
12,335	Michaels Stores, Inc.	537,066
162,385	Staples, Inc.	3,950,827

		6,951,653

	Tobacco — 2.8%
78,515	Altria Group, Inc.	6,010,323

	Wireless Telecommunication Services — 4.3%
108,300	America Movil S.A. de C.V., Series L, ADR (Mexico)	4,263,771
145,240	Crown Castle International Corp. (a)	5,118,258

		9,382,029

	Total Common Stocks (Cost $178,864,118)	210,075,391

	Short-Term Investment — 2.7%
	Investment Company — 2.7%
5,729,312	JPMorgan Liquid Assets Money Market Fund (b) (m) (Cost $5,729,312)	5,729,312

Principal Amount ($)

	Investments of Cash Collateral for Securities Loaned — 8.4%
	Certificates of Deposit — 1.4%
200,000	Credit Suisse First Boston, FRN, 5.40%, 10/17/06	200,000
500,000	Deutsche Bank, New York, FRN, 5.47%, 01/22/08	500,000
900,000	Mizuho Corporate Bank Ltd., New York, 5.30%, 10/26/06	900,000
899,996	Norinchukin Bank, New York, 5.32%, 10/24/06	899,996
499,803	Societe Generale, New York, FRN, 5.32%, 06/20/07	499,803

		2,999,799

	Commercial Paper — 0.7%
746,706	Concord Minutemen C.C. LLC, Series A, 5.29%, 10/20/06	746,706
796,114	Fenway Funding LLC, 5.33%, 10/23/06	796,114

		1,542,820

	Corporate Notes — 1.2%
500,000	Bank of America, FRN, 5.31%, 11/07/06	500,000
200,000	Banque Federative Du Credit, FRN, 5.33%, 07/13/07	200,000
	Beta Finance, Inc., FRN,
100,000	5.37%, 01/15/08	100,000
500,075	5.44%, 03/15/07	500,075
550,000	CDC Financial Products, Inc., FRN, 5.43%, 10/30/06	550,000
122,165	Citigroup Global Markets Holding, FRN, 5.50%, 12/12/06	122,165
450,020	Links Finance LLC, FRN, 5.42%, 10/06/06	450,020
183,247	MBIA Global Funding LLC, FRN, 5.43%, 01/26/07	183,247

		2,605,507

	Repurchase Agreements — 4.6%
3,556,985	Bank of America Securities LLC, 5.39%, dated 09/29/06, due 10/02/06, repurchase price $3,557,581, collateralized by U.S. Government Agency Mortgages	3,556,985
3,250,000	Lehman Brothers, Inc., 5.38%, dated 09/29/06, due 10/02/06, repurchase price $3,251,456, collateralized by U.S. Government Agency Mortgages	3,250,000
3,250,000	UBS Securities LLC, 5.39%, dated 09/29/06, due 10/02/06, repurchase price $3,251,458, collateralized by U.S. Government Agency Mortgages	3,250,000

		10,056,985

	Time Deposit — 0.5%
1,000,000	American Express Bank, 5.29%, 10/16/06	1,000,000

	Total Investments of Cash Collateral for Securities Loaned (Cost $18,205,111)	18,205,111

Principal Amount ($)

	Total Investments — 108.5% (Cost $202,798,541)	234,009,814
	Liabilities in Excess of Other Assets — (8.5)%	(18,333,236)

	NET ASSETS — 100.0%	$215,676,578

Percentages indicated are based on net assets.

ABBREVIATIONS:

(a)	Non-income producing security.

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by JPMorgan Investment Advisors Inc.

(m)

All or a portion of this security is segregated for current or potential holdings of futures, swaps, options, TBA, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

ADR	American Depositary Receipt

FRN	Floating Rate Note. The rate shown is the rate in effect as of September 30, 2006.

As of September 30, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation		$33,666,706
Aggregate gross unrealized depreciation		(2,455,433)

Net unrealized appreciation/depreciation		$31,211,273

Federal income tax cost of investments		$202,798,541

JPMorgan Insurance Trust Large Cap Value Portfolio

Schedule of Portfolio Investments
As of September 30, 2006 (Unaudited)

Shares	Security Description	Value ($)

	Long-Term Investments — 97.6%
	Common Stocks — 97.6%
	Aerospace & Defense — 1.4%
560	Honeywell International, Inc.	22,904
240	L-3 Communications Holdings, Inc.	18,799

		41,703

	Beverages — 0.9%
380	Coca-Cola Co. (The)	16,979
540	Coca-Cola Enterprises, Inc.	11,248

		28,227

	Capital Markets — 3.6%
1,350	Bank of New York Co., Inc. (The)	47,601
480	Lazard Ltd., Class A (Bermuda)	19,190
580	Morgan Stanley	42,288

		109,079

	Chemicals — 1.3%
580	Dow Chemical Co. (The)	22,608
310	Praxair, Inc.	18,340

		40,948

	Commercial Banks — 5.5%
440	Fifth Third Bancorp	16,755
420	Marshall & Ilsley Corp.	20,236
160	SunTrust Banks, Inc.	12,365
790	U.S. Bancorp	26,244
790	Wachovia Corp.	44,082
1,270	Wells Fargo & Co.	45,948

		165,630

	Communications Equipment — 1.2%
1,530	Corning, Inc. (a)	37,347

	Consumer Finance — 0.8%
220	American Express Co.	12,338
150	Capital One Financial Corp.	11,799

		24,137

	Containers & Packaging — 0.7%
500	Ball Corp.	20,225

	Diversified Financial Services — 9.7%
2,110	Bank of America Corp.	113,033
210	CIT Group, Inc.	10,212
3,450	Citigroup, Inc.	171,361

		294,606

	Diversified Telecommunication Services — 3.6%
370	AT&T, Inc.	12,047
2,610	Verizon Communications, Inc.	96,910

		108,957

	Electric Utilities — 2.0%
870	Edison International	36,227
1,070	Northeast Utilities	24,899

		61,126

	Electronic Equipment & Instruments — 0.6%
870	Avnet, Inc. (a)	17,069

	Energy Equipment & Services — 0.8%
230	Noble Corp.	14,762
220	Weatherford International Ltd. (Bermuda) (a)	9,178

		23,940

	Food & Staples Retailing — 0.5%
540	SUPERVALU, Inc.	16,011

	Health Care Providers & Services — 2.2%
820	Aetna, Inc.	32,431
450	WellPoint, Inc. (a)	34,673

		67,104

	Household Durables — 1.0%
1,027	Toll Brothers, Inc. (a)	28,838

JPMorgan Insurance Trust Large Cap Value Portfolio

Schedule of Portfolio Investments
As of September 30, 2006 (Unaudited) (continued)

Shares	Security Description	Value ($)

	Household Products — 2.8%
1,390	Procter & Gamble Co.	86,152

	Industrial Conglomerates — 4.5%
3,310	General Electric Co.	116,843
690	Tyco International Ltd. (Bermuda)	19,313

		136,156

	Insurance — 7.0%
280	AMBAC Financial Group, Inc.	23,170
300	Assurant, Inc.	16,023
360	Endurance Specialty Holdings Ltd. (Bermuda)	12,694
1,350	Genworth Financial, Inc.	47,263
360	Hartford Financial Services Group, Inc.	31,230
400	MBIA, Inc.	24,576
530	RenaissanceRe Holdings Ltd. (Bermuda)	29,468
770	Willis Group Holdings Ltd. (United Kingdom)	29,260

		213,684

	IT Services — 1.4%
390	Affiliated Computer Services, Inc., Class A (a)	20,225
940	Sabre Holdings Corp., Class A	21,987

		42,212

	Machinery — 1.5%
240	Deere & Co.	20,138
230	Eaton Corp.	15,835
170	Kennametal, Inc.	9,631

		45,604

	Media — 3.8%
640	CBS Corp., Class B	18,029
630	Comcast Corp., Class A (a)	23,216
450	Gannett Co., Inc.	25,573
420	R.H. Donnelley Corp.	22,218
1,450	Time Warner, Inc.	26,433

		115,469

	Metals & Mining — 1.3%
550	Alcan, Inc. (Canada)	21,928
320	United States Steel Corp.	18,458

		40,386

	Multi-Utilities — 3.5%
450	Consolidated Edison, Inc.	20,790
430	Dominion Resources, Inc.	32,891
640	Duke Energy Corp.	19,328
400	SCANA Corp.	16,108
900	Xcel Energy, Inc.	18,585

		107,702

	Multiline Retail — 0.4%
910	Dollar General Corp.	12,403

	Office Electronics — 0.9%
1,800	Xerox Corp. (a)	28,008

	Oil, Gas & Consumable Fuels — 12.5%
620	Chesapeake Energy Corp.	17,968
990	Chevron Corp.	64,211
900	ConocoPhillips	53,577
430	Devon Energy Corp.	27,154
340	EOG Resources, Inc.	22,117
2,510	Exxon Mobil Corp.	168,421
335	Peabody Energy Corp.	12,321
295	Valero Energy Corp.	15,184

		380,953

	Paper & Forest Products — 0.9%
450	Weyerhaeuser Co.	27,689

	Pharmaceuticals — 6.8%
510	Abbott Laboratories	24,766
260	Eli Lilly & Co.	14,820
820	Merck & Co., Inc.	34,358
2,170	Pfizer, Inc.	61,541
895	Schering-Plough Corp.	19,771
255	Sepracor, Inc. (a)	12,352
750	Wyeth	38,130

		205,738

JPMorgan Insurance Trust Large Cap Value Portfolio

Schedule of Portfolio Investments
As of September 30, 2006 (Unaudited) (continued)

Shares	Security Description	Value ($)

	Real Estate Investment Trusts (REITs) — 2.4%
390	Apartment Investment & Management Co.	21,220
450	Global Signal, Inc.	22,761
540	Mack-Cali Realty Corp.	27,972

		71,953

	Road & Rail — 2.9%
780	CSX Corp.	25,607
1,420	Norfolk Southern Corp.	62,551

		88,158

	Software — 0.3%
490	Symantec Corp. (a)	10,427

	Specialty Retail — 1.4%
1,730	Staples, Inc.	42,091

	Thrifts & Mortgage Finance — 3.8%
1,340	Freddie Mac	88,882
420	MGIC Investment Corp.	25,188

		114,070

	Tobacco — 2.2%
860	Altria Group, Inc.	65,833

	Wireless Telecommunication Services — 1.5%
2,580	Sprint Nextel Corp.	44,247

	Total Common Stocks (Cost $2,928,723)	2,963,882

	Short-Term Investment — 2.6%
	Investment Company — 2.6%
79,041	JPMorgan Prime Money Market Fund (b) (m) (Cost $79,041)	79,041

	Total Investments — 100.2% (Cost $3,007,764)	3,042,923
	Liabilities in Excess of Other Assets — (0.2)%	(7,370)

	NET ASSETS — 100.0%	$3,035,553

Percentages indicated are based on net assets.

ABBREVIATIONS:

(a)	Non-income producing security.

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.

(m)

All or a portion of this security is segregated for current or potential holdings of futures, swaps, options, TBA, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

As of September 30, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$52,788
Aggregate gross unrealized depreciation	(17,629)

Net unrealized appreciation/depreciation	$35,159

Federal income tax cost of investments	$3,007,764

JPMorgan Insurance Trust Small Cap Equity Portfolio

Schedule of Portfolio Investments
As of September 30, 2006 (Unaudited)

Shares	Security Description	Value ($)

	Long-Term Investments — 98.4%
	Common Stocks — 98.4%
	Aerospace & Defense — 1.3%
470	Alliant Techsystems, Inc. (a)	38,098

	Automobiles — 0.6%
590	Winnebago Industries, Inc.	18,514

	Building Products — 2.0%
1,030	NCI Building Systems, Inc. (a)	59,915

	Chemicals — 4.5%
1,410	Airgas, Inc.	51,000
770	Albemarle Corp.	41,834
900	Scotts Miracle-Gro Co. (The), Class A	40,041

		132,875

	Commercial Banks — 8.0%
670	Alabama National Bancorp	45,728
350	Boston Private Financial Holdings, Inc.	9,758
500	East-West Bancorp, Inc.	19,805
420	First Community Bancorp, Inc.	23,499
580	Hancock Holding Co.	31,059
230	MB Financial, Inc.	8,480
1,100	S.Y. Bancorp, Inc.	32,637
1,660	United Bancshares, Inc.	61,785
130	Western Alliance Bancorp (a)	4,277

		237,028

	Commercial Services & Supplies — 3.2%
2,440	Hudson Highland Group, Inc. (a)	23,912
1,000	Pike Electric Corp. (a)	14,900
1,510	Waste Connections, Inc. (a)	57,244

		96,056

	Construction & Engineering — 1.7%
4,300	Comfort Systems USA, Inc.	49,278

	Containers & Packaging — 2.6%
470	AptarGroup, Inc.	23,913
1,430	Silgan Holdings, Inc.	53,711

		77,624

	Diversified Telecommunication Services — 1.9%
1,200	Commonwealth Telephone Enterprises, Inc.	49,476
570	NTELOS Holdings Corp. (a)	7,279

		56,755

	Electric Utilities — 0.6%
590	ITC Holdings Corp.	18,408

	Electrical Equipment — 1.4%
1,060	General Cable Corp. (a)	40,503

	Electronic Equipment & Instruments — 3.1%
1,120	Anixter International, Inc. (a)	63,246
990	ScanSource, Inc. (a)	30,027

		93,273

	Energy Equipment & Services — 2.7%
520	FMC Technologies, Inc. (a)	27,924
960	Universal Compression Holdings, Inc. (a)	51,312

		79,236

	Food Products — 1.6%
1,910	Reddy Ice Holdings, Inc.	46,222

	Gas Utilities — 1.3%
530	Atmos Energy Corp.	15,132
190	New Jersey Resources Corp.	9,367
400	Northwest Natural Gas Co.	15,712

		40,211

	Health Care Equipment & Supplies — 2.1%
570	Advanced Medical Optics, Inc. (a)	22,544
400	Arthrocare Corp. (a)	18,744
250	IDEXX Laboratories, Inc. (a)	22,785

		64,073

JPMorgan Insurance Trust Small Cap Equity Portfolio

Schedule of Portfolio Investments
As of September 30, 2006 (Unaudited) (continued)

Shares	Security Description	Value ($)

	Health Care Providers & Services — 5.9%
1,480	AMN Healthcare Services, Inc. (a)	35,150
1,050	Kindred Healthcare, Inc. (a)	31,216
1,140	LifePoint Hospitals, Inc. (a)	40,265
1,910	PSS World Medical, Inc. (a)	38,181
1,040	Sunrise Senior Living, Inc. (a)	31,065

		175,877

	Hotels, Restaurants & Leisure — 3.9%
2,540	Applebee’s International, Inc.	54,635
1,070	Orient-Express Hotels Ltd., Class H (Bermuda)	39,997
560	Papa John’s International, Inc. (a)	20,222

		114,854

	Household Durables — 2.8%
2,530	Jarden Corp. (a)	83,414

	Insurance — 5.2%
820	American Physicians Capital, Inc. (a)	39,672
1,570	ProAssurance Corp. (a)	77,370
760	RLI Corp.	38,600

		155,642

	Internet Software & Services — 1.5%
2,868	Liquidity Services, Inc. (a)	44,712

	IT Services — 1.3%
690	CACI International, Inc., Class A (a)	37,957

	Leisure Equipment & Products — 0.8%
620	Pool Corp.	23,870

	Machinery — 5.9%
1,280	Kaydon Corp.	47,385
740	Manitowoc Co., Inc. (The)	33,145
930	Oshkosh Truck Corp.	46,937
1,060	RBC Bearings, Inc. (a)	25,599
540	Toro Co.	22,772

		175,838

	Marine — 1.3%
230	American Commercial Lines, Inc. (a)	13,674
1,530	Horizon Lines Inc., Class A	25,551

		39,225

	Media — 4.3%
1,220	Entercom Communications Corp.	30,744
1,320	Interactive Data Corp. (a)	26,334
1,110	Lee Enterprises, Inc.	28,016
290	Morningstar, Inc. (a)	10,701
620	R.H. Donnelley Corp.	32,798

		128,593

	Metals & Mining — 2.5%
1,600	Commercial Metals Co.	32,528
1,450	Compass Minerals International, Inc.	41,049

		73,577

	Oil, Gas & Consumable Fuels — 1.9%
400	Denbury Resources, Inc. (a)	11,560
700	Southwestern Energy Co. (a)	20,909
660	St. Mary Land & Exploration Co.	24,229

		56,698

	Real Estate Investment Trusts (REITs) — 6.6%
300	Alexandria Real Estate Equities, Inc.	28,140
680	EastGroup Properties, Inc.	33,905
520	First Potomac Realty Trust (m)	15,714
1,020	Franklin Street Properties Corp.	20,257
2,430	Lexington Corporate Properties Trust	51,467
780	Mid-America Apartment Communities, Inc.	47,752

		197,235

	Real Estate Management & Development — 0.7%
250	Jones Lang LaSalle, Inc.	21,370

	Road & Rail — 1.2%
830	Landstar System, Inc.	35,441

	Semiconductors & Semiconductor Equipment — 2.7%
290	Cymer, Inc. (a)	12,734
760	Microsemi Corp. (a)	14,326
570	Standard Microsystems Corp. (a)	16,199
1,040	Varian Semiconductor Equipment Associates, Inc. (a)	38,168

		81,427

JPMorgan Insurance Trust Small Cap Equity Portfolio

Schedule of Portfolio Investments
As of September 30, 2006 (Unaudited) (continued)

Shares	Security Description	Value ($)

	Software — 2.0%
1,950	Aspen Technology, Inc. (a)	21,294
810	MICROS Systems, Inc. (a)	39,625

		60,919

	Specialty Retail — 2.6%
490	Genesco, Inc. (a)	16,890
1,080	Men’s Wearhouse, Inc.	40,187
1,630	New York & Co., Inc. (a)	21,320

		78,397

	Textiles, Apparel & Luxury Goods — 1.1%
380	Columbia Sportswear Co. (a)	21,215
410	Timberland Co., Class A (a)	11,796

		33,011

	Trading Companies & Distributors — 5.6%
1,610	TransDigm Group, Inc. (a)	39,316
1,110	UAP Holding Corp.	23,721
780	Watsco, Inc.	35,888
3,170	Williams Scotsman International, Inc. (a)	67,711

		166,636

	Total Common Stocks (Cost $2,954,135)	2,932,762

	Short-Term Investment — 1.9%
	Investment Company — 1.9%
55,759	JPMorgan Prime Money Market Fund (b) (Cost $55,759)	55,759

	Total Investments — 100.3% (Cost $3,009,894)	2,988,521
	Liabilities in Excess of Other Assets — (0.3)%	(8,661)

	NET ASSETS — 100.0%	$2,979,860

Percentages indicated are based on net assets.

ABBREVIATIONS:

(a)	Non-income producing security.

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.

(m)

All or a portion of this security is segregated for current or potential holdings of futures, swaps, options, TBA, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

As of September 30, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$37,131
Aggregate gross unrealized depreciation	(58,504)

Net unrealized appreciation/depreciation	$(21,373)

Federal income tax cost of investments	$3,009,894

ITEM 2. CONTROLS AND PROCEDURES.

(a)

The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Insurance Trust

By:	/s/ George C. W. Gatch

George C. W. Gatch

President and Principal Executive Officer

November 29, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ George C. W. Gatch

George C. W. Gatch

President and Principal Executive Officer

November 29, 2006

By:	/s/ Stephanie J. Dorsey

Stephanie J. Dorsey

Treasurer and Principal Financial Officer

November 29, 2006